UNITED STATES
	Securities and Exchange Commission
	    Washington, D.C.  20549

		FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
          INVESTMENT COMPANIES

Investment Company Act file number 811-6477

SM&R Investments, Inc.
P.O. Box 58969
Houston, TX  77258-8969

Securities Management and Research, Inc.
P.O. Box 58969
Houston, TX 77258-8969
(800) 231-4639

Fiscal year end:  August 31

Reporting period:  February 28, 2006


Item 1  Report to Shareholders

SEMI-ANNUAL REPORT

[SM&R LOGO]

SM&R INVESTMENTS, INC.

SM&R EQUITY FUNDS
SM&R FIXED INCOME FUNDS

SM&R EQUITY FUNDS:

SM&R ALGER TECHNOLOGY FUND
SM&R ALGER AGGRESSIVE GROWTH FUND
SM&R ALGER SMALL-CAP FUND
SM&R ALGER GROWTH FUND
SM&R GROWTH FUND
SM&R EQUITY INCOME FUND
SM&R BALANCED FUND

SM&R FIXED INCOME FUNDS:

SM&R GOVERNMENT BOND FUND
SM&R TAX FREE FUND
SM&R PRIMARY FUND
SM&R MONEY MARKET FUND

SEMI-ANNUAL REPORT

FEBRUARY 28, 2006

The report contained herein is included for the general information of our shareholders. This report is not authorized for distribution to prospective investors unless it is preceded or accompanied by a current prospectus. ALL INVESTORS ARE ADVISED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE INVESTMENT COMPANIES CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE INVESTMENT COMPANIES. YOU SHOULD READ IT CAREFULLY BEFORE INVESTING.

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures the investment adviser uses in fulfilling this responsibility is included in the Funds' Statement of Additional Information and is available without charge, upon request, by calling 1-800-231-4639. The policies and procedures are also available on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling 1-800-231-4639 and is also available on the SEC's website at http://www.sec.gov.

The Funds file their complete schedule of holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website, beginning with the November 30, 2004 report, at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. A copy of the quarterly holdings report is available, without charge, upon request, by calling 1-800-231-4639.

AN EXAMPLE OF ONGOING EXPENSES

Each shareholder of the Company may incur two types of expenses: (1) transactional (e.g., sales charges, contingent deferred sales charges on redemptions and redemption fees) and (2) ongoing (e.g., asset-based charges such as investment advisory fees and distribution and/or 12b-1 fees). The example, included below, is intended to help a shareholder better understand the ongoing expenses of investing in this Company and to compare these expenses with other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2005, and held for six months ending February 28, 2006.

ACTUAL EXPENSES

The example below provides information about actual account values and actual expenses. A shareholder may use the information in this example, together with the amount they have invested, to estimate the expenses that they have paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in actual column under the heading entitled "Expenses Paid During Period" to estimate the expenses paid on their account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The example also provides information about hypothetical account values and hypothetical expenses based on the Company's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Company's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses a shareholder paid for the period. This information may be used to compare the ongoing expenses of investing in the Company and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in this table are meant to help a shareholder understand the ongoing expenses only and do not reflect any transactional expenses, such as sales charges, contingent deferred sales charges on redemptions or redemption fees. Therefore, the table is useful in comparing ongoing expenses only, and will not help determine the relative total costs of owning different funds. In addition, if these transactional expenses were included, the expenses would have been higher.

                                                                  ACTUAL                                HYPOTHETICAL
                                              --------------------------------------------   ----------------------------
                               BEGINNING                          ENDING          EXPENSES       ENDING          EXPENSES
                                ACCOUNT       ANNUALIZED          ACCOUNT           PAID         ACCOUNT           PAID
                                 VALUE         EXPENSE             VALUE           DURING         VALUE           DURING
FUNDS                          (09/01/05)       RATIOS         (02/28/06) (1)    PERIOD (2)   (02/28/06) (1)    PERIOD (2)
-----                          ----------     ----------       --------------    ----------   --------------    ----------
Alger Technology Fund
  Class A                      $ 1,000.00       2.10%          $      1,140.65   $    11.87   $      1,007.19   $    10.48
  Class B                        1,000.00       2.75%                 1,132.55        15.44          1,005.58        13.71
Alger Aggressive Growth Fund
  Class A                        1,000.00       1.85%                 1,126.65        10.33          1,007.81         9.24
  Class B                        1,000.00       2.50%                 1,123.40        13.92          1,006.18        12.47
Alger Small-Cap Fund
  Class A                        1,000.00       1.90%                 1,152.85        10.85          1,007.69         9.48
  Class B                        1,000.00       2.55%                 1,148.50        14.51          1,006.06        12.71

                                                                  ACTUAL                                HYPOTHETICAL
                                              --------------------------------------------   ----------------------------
                               BEGINNING                          ENDING          EXPENSES       ENDING          EXPENSES
                                ACCOUNT       ANNUALIZED          ACCOUNT           PAID         ACCOUNT           PAID
                                 VALUE         EXPENSE             VALUE           DURING         VALUE           DURING
FUNDS                          (09/01/05)       RATIOS         (02/28/06) (1)    PERIOD (2)   (02/28/06) (1)    PERIOD (2)
-----                          ----------     ----------       --------------    ----------   --------------    ----------
Alger Growth Fund
  Class A                      $ 1,000.00       1.70%          $      1,045.60   $     8.81   $      1,008.18   $     8.50
  Class B                        1,000.00       2.35%                 1,033.60        12.04          1,006.57        11.73
Growth Fund
  Class A                        1,000.00       1.36%                 1,041.60         7.03          1,009.02         6.81
  Class B                        1,000.00       1.86%                 1,041.05         9.61          1,007.78         9.30
  Class T                        1,000.00       1.17%                 1,043.90         6.05          1,009.50         5.85
Equity Income Fund
  Class A                        1,000.00       1.26%                 1,042.60         6.51          1,009.27         6.31
  Class B                        1,000.00       1.76%                 1,040.00         9.08          1,008.03         8.80
  Class T                        1,000.00       1.14%                 1,043.00         5.91          1,009.56         5.72
Balanced Fund
  Class A                        1,000.00       1.30%                 1,020.60         6.58          1,009.17         6.51
  Class B                        1,000.00       1.80%                 1,017.95         9.09          1,007.93         9.00
  Class T                        1,000.00       1.25%                 1,021.10         6.33          1,009.30         6.26
Government Bond Fund
  Class A                        1,000.00       0.73%                   996.40         3.61          1,010.56         3.66
  Class B                        1,000.00       1.23%                   993.95         6.07          1,009.32         6.16
  Class T                        1,000.00       0.73%                   996.15         3.61          1,010.56         3.66
Tax Free Fund
  Class A                        1,000.00       0.75%                 1,005.05         3.74          1,010.51         3.76
  Class B                        1,000.00       1.25%                 1,001.50         6.21          1,009.27         6.26
  Class T                        1,000.00       0.75%                 1,003.90         3.73          1,010.51         3.76
Primary Fund                     1,000.00       0.80%                 1,006.45         3.99          1,010.39         4.01
Money Market Fund                1,000.00       0.50%                 1,017.90         2.52          1,011.13         2.50

(1) The actual ending account value is based on actual total return of each class of each of the funds for the period September 1, 2005 to February 28, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on each class of each of the funds' actual expense ratios and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the annualized expense ratios, shown in the table above, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the six month period).

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The Board of Directors of SM&R Investments, Inc. has renewed the investment advisory arrangements with Securities Management and Research, Inc. ("Manager") for the SM&R Growth Fund, SM&R Equity Income Fund, SM&R Balanced Fund and SM&R Money Market Fund effective November 17, 2005. Additionally, the Board renewed the investment advisory arrangements with the Manager effective February 16, 2006 for the SM&R Government Bond Fund and SM&R Primary Fund. The Board considered a variety of factors in connection with its review of the advisory contracts ("Contracts"), also taking into account information provided by the Manager during the course of the year as discussed below:

NATURE, EXTENT, AND QUALITY OF SERVICES

The Board considered the nature, quality and extent of the services provided to the funds by the Manager based upon information provided by the Manager relating to its operations and personnel. These services included, but were not limited to, management of the funds' portfolios and a variety of activities related to portfolio management. The Board also took into account its familiarity with the Manager's investment management through Board meetings, discussions and reports during the preceding year. After careful consideration of these matters, the Board concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager.

EXPENSES AND PERFORMANCE

The Board evaluated reports prepared by the Manager detailing the advisory fee and total expense ratios of each of the funds' share classes as compared to other open-end investment companies deemed to be comparable based upon the Morningstar Principia Pro database with similar Morningstar category and prospectus objective to each class of the funds. The Board took into account the Manager's current undertakings to maintain the expense limitations for the funds. Also taken under consideration was the current size of each class of the funds, and the level and method of computing the management fees.

The Board reviewed the funds' average annual total returns and compared these returns to previously agreed upon comparable performance measures, including those supplied by Lipper and Morningstar. On the basis of this evaluation and the Board's ongoing reviews of investment results, the Board concluded that the funds' performance was satisfactory.

COST, BENEFITS, PROFITS AND ECONOMIES OF SCALE

The Board reviewed detailed information regarding the revenues received by the Manager under the Contracts and other benefits that the Manager may have realized from its relationship with the funds. The Board also received information on the direct costs incurred by the Manager as well as profits realized. After careful consideration of this information, the Board concluded that the Manager's profits were reasonable in light of the services provided to the funds.

The Board reviewed reports prepared by the Manager comparing the funds' fee breakpoints to other comparable funds. The Board concluded that the advisory fee structure for the funds continued to provide for a reasonable sharing of benefits from any economies of scale with the fund's investors.

SCHEDULE OF INVESTMENTS February 28, 2006 (Unaudited)

SM&R ALGER TECHNOLOGY FUND

COMMON STOCK

                                                       SHARES       VALUE
CONSUMER DISCRETIONARY--

MEDIA--2.07%
NeuStar, Inc. (Class A)*                                    960   $   27,648
                                                                  ----------
                TOTAL CONSUMER DISCRETIONARY--2.07%                   27,648
                                                                  ----------
INDUSTRIALS--

AEROSPACE & DEFENSE--1.03%
SI International Inc.*                                      420       13,675

COMMERCIAL SERVICES & SUPPLIES--2.43%
Traffic.com, Inc.*                                          125        1,341
West Corp.*                                                 715       31,124
                                                                  ----------
                                                                      32,465
ELECTRICAL EQUIPMENT--2.31%
International DisplayWorks, Inc.                          4,645       30,750
                                                                  ----------
                           TOTAL INDUSTRIALS--5.77%                   76,890
                                                                  ----------
INFORMATION TECHNOLOGY--

COMMUNICATIONS EQUIPMENT--9.17%
Cisco Systems, Inc.*                                      1,025       20,746
Corning Inc.*                                             1,060       25,875
Juniper Networks, Inc.*                                     980       18,022
Nokia Oyj ADR                                               900       16,722
Research in Motion Ltd.*                                    580       40,907
                                                                  ----------
                                                                     122,272
COMPUTER RELATED & BUSINESS SERVICES--12.78%
Apple Computer, Inc.*                                       765       52,433
EMC Corp.*                                                1,915       26,848
Network Appliance, Inc.*                                  1,205       39,958
Western Digital Corp.*                                    2,305       51,286
                                                                  ----------
                                                                     170,525
COMPUTER SOFTWARE--14.25%
Check Point Software Technologies Ltd.*                   2,370       50,386
Hyperion Solutions Corp.*                                   360       12,078
Symantec Corp.*                                           3,140       53,035
TIBCO Software Inc.*                                      3,100       26,877
VeriFone Holdings, Inc.*                                  1,810       47,784
                                                                  ----------
                                                                     190,160
COMPUTERS & PERIPHERALS--3.32%
Mobility Electronics, Inc.*                               4,700       44,321

ELECTRONIC EQUIPMENT & INSTRUMENTS--6.39%
American Power Conversion Corp.                             560       11,441
Multi-Fineline Electronix, Inc.*                          1,295       73,737
                                                                  ----------
                                                                      85,178
INFORMATION TECHNOLOGY SERVICES--1.10%
Cognizant Technology Solutions Corp.*                       255   $   14,691

INTERNET & CATALOG RETAIL--2.55%
eBay Inc.*                                                  850       34,051

INTERNET SOFTWARE & SERVICES--10.22%
DealerTrack Holdings Inc.*                                2,490       57,544
Sapient Corp.*                                            4,656       34,920
Secure Computing Corp.*                                   1,000       12,100
Yahoo! Inc.*                                                990       31,739
                                                                  ----------
                                                                     136,303
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT--1.61%
PortalPlayer Inc.*                                          850       21,471

SEMICONDUCTORS--7.05%
Applied Materials, Inc.                                   1,550       28,427
Marvell Technology Group Ltd.*                              400       24,488
Microsemi Corp.*                                            930       28,598
Texas Instruments Inc.                                      420       12,537
                                                                  ----------
                                                                      94,050
SEMICONDUCTORS CAPITAL EQUIPMENT--3.68%
SiRF Technology Holdings, Inc.*                           1,310       49,033

SOFTWARE--14.61%
BEA Systems, Inc.*                                        2,530       29,019
Electronic Arts Inc.*                                       345       17,930
Microsoft Corp.                                           2,610       70,209
Oracle Corp.*                                             4,795       59,554
Quest Software, Inc.*                                     1,250       18,213
                                                                  ----------
                                                                     194,925
                                                                  ----------
               TOTAL INFORMATION TECHNOLOGY--86.73%                1,156,980
                                                                  ----------
                        TOTAL COMMON STOCK--94.57%
                                 (Cost $1,059,380)                 1,261,518
                                                                  ----------

                                                       SHARES       VALUE
MONEY MARKET FUND

SM&R Money Market Fund, 3.99% (a)                       93,033    $   93,033
                                                                  ----------
                     TOTAL MONEY MARKET FUND--6.97%
                                     (Cost $93,033)                   93,033
                                                                  ----------
                         TOTAL INVESTMENTS--101.54%
                                  (Cost $1,152,413)                1,354,551
                           LIABILITIES IN EXCESS OF
                              OTHER ASSETS--(1.54)%                 (20,506)
                                                                  ----------
                                NET ASSETS--100.00%               $1,334,045
                                                                  ==========

*    --Non-income producing securities

ABBREVIATIONS

ADR--American Depositary Receipt

NOTE TO SCHEDULE OF INVESTMENTS

(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2006. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Technology Fund are affiliated by having the same investment adviser.

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

Affiliated Money Market                    6.87%
Consumer Discretionary                     2.04%
Industrials                                5.68%
Information Technology                    85.41%

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2006 (Unaudited)

SM&R ALGER TECHNOLOGY FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $1,059,380)       $     1,261,518
Investment in affiliated money market fund (Cost $93,033)                         93,033
                                                                         ---------------
  Total investments (Cost $1,152,413)                                          1,354,551
Prepaid expenses                                                                   7,413
Receivable for:
  Capital stock sold                                                                 185
  Dividends                                                                          337
  Expense reimbursement                                                            2,731
                                                                         ---------------
                                                          TOTAL ASSETS         1,365,217
                                                                         ---------------
LIABILITIES
Investment securities purchased                                                   14,612
Payable to investment adviser for fund expenses                                   10,270
Accrued:
  Investment advisory fee                                                          1,360
  Service fee                                                                        252
  Distribution fee                                                                 1,666
Other liabilities                                                                  3,012
                                                                         ---------------
                                                     TOTAL LIABILITIES            31,172
                                                                         ---------------
                         NET ASSETS (applicable to shares outstanding)   $     1,334,045
                                                                         ===============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                               $     1,290,802
Accumulated net realized loss on investments                                    (158,895)
Net unrealized appreciation of investments                                       202,138
                                                                         ---------------
Net Assets                                                               $     1,334,045
                                                                         ===============
NET ASSETS:
Class A                                                                  $       973,261

Class B                                                                  $       360,784
                                                                         ---------------
  TOTAL NET ASSETS                                                       $     1,334,045
                                                                         ===============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:

Class A:
  Authorized                                                                 100,000,000
  Outstanding                                                                    285,619

Class B:
  Authorized                                                                 100,000,000
  Outstanding                                                                    106,000

Class A:
  Net asset value and redemption price per share                         $          3.41
  Offering price per share: (Net Assets value of $3.41 / 95%)            $          3.59

Class B:
  Net asset value and offering price per share                           $          3.40


See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2006 (Unaudited)

SM&R ALGER TECHNOLOGY FUND

INVESTMENT INCOME
Dividends                                                                $           972
Interest from affiliated money market fund                                           683
                                                                         ---------------
                                               TOTAL INVESTMENT INCOME             1,655
                                                                         ---------------
EXPENSES
Investment advisory fees                                                           8,083
Service fees                                                                       1,497
Professional fees                                                                  3,528
Custody and transaction fees                                                       2,156
Directors' fees                                                                    2,903
Insurance expenses                                                                   192
Compliance expense                                                                    86
Qualification fees
  Class A                                                                          3,400
  Class B                                                                          2,635
Shareholder reporting expenses
  Class A                                                                            695
  Class B                                                                            472
Distribution fees
Class A                                                                            1,489
Class B                                                                            1,732
                                                                         ---------------
                                                        TOTAL EXPENSES            28,868
                                              LESS EXPENSES REIMBURSED           (15,158)
                                                                         ---------------
                                                          NET EXPENSES            13,710
                                                                         ---------------
INVESTMENT LOSS--NET                                                             (12,055)
                                                                         ---------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                               119,739
  Change in unrealized appreciation of investments                                35,476
                                                                         ---------------
NET GAIN ON INVESTMENTS                                                          155,215
                                                                         ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $       143,160
                                                                         ===============

STATEMENT OF CHANGES IN NET ASSETS

                                                               (UNAUDITED)               YEAR
                                                            SIX MONTHS ENDED            ENDED
                                                              FEBRUARY 28,            AUGUST 31,
                                                          --------------------    --------------------
                                                                  2006                   2005
                                                          --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment loss--net                                    $            (12,055)   $            (15,729)
  Net realized gain on investments                                     119,739                  62,603
  Change in unrealized appreciation of investments                      35,476                 161,855
                                                          --------------------    --------------------
  Net increase in net assets resulting from operations                 143,160                 208,729
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                             72,603                  67,874
    Class B                                                            (15,635)                 (4,279)
                                                          --------------------    --------------------
    Total capital share transactions--net                               56,968                  63,595
                                                          --------------------    --------------------
TOTAL INCREASE                                                         200,128                 272,324
NET ASSETS
  Beginning of period                                                1,133,917                 861,593
                                                          --------------------    --------------------
  End of period                                           $          1,334,045    $          1,133,917
                                                          ====================    ====================

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R ALGER TECHNOLOGY FUND

                                                                                 CLASS A SHARES
                                             --------------------------------------------------------------------------------
                                              (UNAUDITED)
                                              SIX MONTHS
                                                 ENDED
                                              FEBRUARY 28,                           YEAR ENDED AUGUST 31,
                                             -------------      -------------------------------------------------------------
                                                 2006              2005       2004 (1)     2003 (1)     2002 (4)       2001
                                             -------------      ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of Period         $        3.02      $    2.43    $    2.59    $    1.67    $    3.24    $   10.00
Income from investment operations
   Investment loss--net                                 --          (0.04)       (0.06)       (0.04)       (0.20)       (0.37)
   Net realized and unrealized gain (loss)
    on investments                                    0.39           0.63        (0.10)        0.96        (1.37)       (6.39)
                                             -------------      ---------    ---------    ---------    ---------    ---------
          Total from Investment Operations            0.39           0.59        (0.16)        0.92        (1.57)       (6.76)
                                             -------------      ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of Period               $        3.41      $    3.02    $    2.43    $    2.59    $    1.67    $    3.24
                                             =============      =========    =========    =========    =========    =========
                         Total Return (2)            26.06%**       24.28%       (6.18)%      55.09%      (48.46)%     (67.60)%
                                             =============      =========    =========    =========    =========    =========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period                    $     973,261      $ 798,200    $ 585,844    $ 449,337    $ 150,553    $ 230,327
Ratio of expenses with reimbursement to
 average net assets (3)                               2.10%*         2.10%        2.10%        2.10%        8.51%       10.97%
Ratio of expenses without reimbursement to
 average net assets                                   4.39%*         6.29%        6.15%       11.46%       12.19%       10.97%
Ratio of net investment loss to average
 net assets                                         (1.82)%*       (1.36)%      (1.97)%      (1.84)%      (8.30)%     (10.32)%
Portfolio turnover rate                              65.60%        269.32%      215.21%      291.66%      301.01%      440.50%

                                                                                 CLASS B SHARES
                                             --------------------------------------------------------------------------------
                                              (UNAUDITED)
                                              SIX MONTHS
                                                 ENDED
                                              FEBRUARY 28,                           YEAR ENDED AUGUST 31,
                                             -------------       ------------------------------------------------------------
                                                 2006              2005       2004 (1)     2003 (1)     2002 (4)       2001
                                             -------------      ---------    ---------   ---------    ----------    ---------
Net Asset Value, Beginning of Period         $        3.03      $    2.46    $    2.64    $    1.68    $    3.25    $   10.00
Income from investment operations
   Investment loss--net                                 --          (0.06)       (0.08)       (0.05)       (0.19)       (0.24)
   Net realized and unrealized gain (loss)
    on investments                                    0.37           0.63        (0.10)        1.01        (1.38)       (6.51)
                                             -------------      ---------    ---------    ---------    ---------    ---------
          Total from Investment Operations            0.37           0.57        (0.18)        0.96        (1.57)       (6.75)
                                             -------------      ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of Period               $        3.40      $    3.03    $    2.46    $    2.64    $    1.68    $    3.25
                                             =============      =========    =========    =========    =========    =========
                          Total Return (2)           24.40%**       23.17%       (6.82)%      57.14%      (48.31)%     (67.50)%
                                             =============      =========    =========    =========    =========    =========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period                    $     360,784      $ 335,717    $ 275,749    $ 240,382    $ 130,975    $  82,232
Ratio of expenses with reimbursement to
 average net assets (3)                               2.75%*         2.75%        2.75%         2.75%        9.42%       14.71%
Ratio of expenses without reimbursement to
 average net assets                                   5.88%*         8.53%        8.02%       14.16%       14.23%       14.71%
Ratio of net investment loss to average
 net assets                                          (2.47)%*       (2.01)%      (2.62)%      (2.48)%      (9.22)%     (14.21)%
Portfolio turnover rate                              65.60%        269.32%      215.21%      291.66%      301.01%      440.50%

*    Ratios annualized
**   Returns are not annualized
(1) Per share information has been calculated using the average number of shares outstanding.
(2)  Does not include the effect of sales charge.
(3) SM&R has voluntarily agreed to waive or reduce expenses to 2.10% for Class A and 2.75% for Class B until April 30, 2006. Effective May 1, 2006 until April 30, 2007, the expenses will be waived or reduced to 1.85% for Class A and 2.50% for Class B.
(4) Per share information has been restated to reflect certain reclassifications.

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2006 (Unaudited)

SM&R ALGER AGGRESSIVE GROWTH FUND

                                                       SHARES       VALUE
COMMON STOCK

CONSUMER DISCRETIONARY--

HOTELS, RESTAURANTS & LEISURE--6.22%
Carnival Corp.                                              115   $    5,940
GTECH Holdings Corp.                                      3,505      116,997
Orient-Express Hotels Ltd. (Class A)                        410       14,301
Station Casinos, Inc.                                       255       17,454
                                                                  ----------
                                                                     154,692

INTERNET & CATALOG RETAIL--1.42%
eBay Inc.*                                                  880       35,253

MEDIA--3.56%
CBS Corp. (Class B)                                         322        7,876
Focus Media Holding Ltd. ADR*                               360       18,810
NeuStar, Inc. (Class A)*                                    505       14,544
Walt Disney Co. (The)                                       860       24,071
XM Satellite Radio Holdings Inc. (Class A)*               1,055       23,305
                                                                  ----------
                                                                      88,606

MULTI-LINE RETAIL--1.03%
Federated Department Stores, Inc.                           360       25,574

RETAILING--2.86%
CVS Corp.                                                 1,840       52,127
PETsMART, Inc.                                              735       19,081
                                                                  ----------
                                                                      71,208
SPECIALTY RETAIL--2.52%
Abercrombie & Fitch Co. (Class A)                           600       40,392
Lowe's Companies, Inc.                                      325       22,159
                                                                  ----------
                                                                      62,551

TEXTILES, APPAREL & LUXURY GOODS--0.52%
Quiksilver, Inc.*                                           900       13,050
                                                                  ----------
              TOTAL CONSUMER DISCRETIONARY--18.13%                   450,934
                                                                  ----------

CONSUMER STAPLES--

FOOD & STAPLES RETAILING--0.70%
Wal-Mart Stores, Inc.                                       385       17,464

HOUSEHOLD PRODUCTS--2.82%
Procter & Gamble Co.                                      1,170       70,118

TOBACCO--1.85%
Altria Group, Inc.                                          640       46,016
                                                                  ----------
TOTAL CONSUMER STAPLES--5.37%                                        133,598
                                                                  ----------
ENERGY--

ENERGY & ENERGY SERVICES--1.04%
Patterson-UTI Energy, Inc.                                  790   $   21,765
Schlumberger Ltd.                                            35        4,025
                                                                  ----------
                                                                      25,790
ENERGY EQUIPMENT & SERVICES--2.55%
National-Oilwell, Inc.*                                     570       34,702
Suntech Power Holdings Co.,
Ltd. ADR*                                                   170        6,385
Transocean Inc.*                                            300       22,254
                                                                  ----------
                                                                      63,341
OIL & GAS--5.19%

Exxon Mobil Corp.                                         1,245       73,916
Talisman Energy Inc.                                        555       29,148
Valero Energy Corp.                                         485       26,088
                                                                  ----------
                                                                     129,152
                                                                  ----------
                               TOTAL ENERGY--8.78%                   218,283
                                                                  ----------
FINANCIALS--

CAPITAL MARKETS--2.14%
Bear Stearns Companies (The), Inc.                          395       53,104

DIVERSIFIED FINANCIAL SERVICES--2.35%
Goldman Sachs Group (The), Inc.                             225       31,790
International Securities Exchange, Inc.                     630       26,592
                                                                  ----------
                                                                      58,382
INSURANCE--1.95%
American International Group, Inc.                          370       24,553
Genworth Financial Inc. (Class A)                           755       24,024
                                                                  ----------
                                                                      48,577
THRIFTS & MORTGAGE FINANCE--1.50%
Golden West Financial Corp.                                 260       18,468
Hudson City Bancorp, Inc.                                 1,455       18,784
                                                                  ----------
                                                                      37,252
                                                                  ----------
                           TOTAL FINANCIALS--7.94%                   197,315
                                                                  ----------
HEALTH CARE--

BIOTECHNOLOGY--4.54%
Amgen Inc.*                                                 185       13,966
Genentech, Inc.*                                            260       22,279
Gilead Sciences, Inc.*                                      320       19,926
ImClone Systems Inc.*                                       475       18,235
Medimmune, Inc.*                                            220        8,028
Vertex Pharmaceuticals Inc.*                                705       30,484
                                                                  ----------
                                                                     112,918

                                                       SHARES       VALUE
COMMON STOCK

HEALTH CARE EQUIPMENT & SUPPLIES--2.32%
Hologic, Inc.*                                              525   $   25,111
Medtronic, Inc.                                             335       18,073
St. Jude Medical, Inc.*                                     315       14,364
                                                                  ----------
                                                                      57,548

HEALTH CARE PROVIDERS & SERVICES--2.98%
Caremark Rx, Inc.*                                          380       18,905
UnitedHealth Group Inc.                                     635       36,976
WellCare Health Plans Inc.*                                 470       18,307
                                                                  ----------
                                                                      74,188

MEDICAL TECHNOLOGY--1.81%
Adams Respiratory Therapeutics, Inc.*                     1,015       38,073
Allscripts Healthcare Solutions, Inc.*                      375        7,031
                                                                  ----------
                                                                      45,104

PHARMACEUTICALS--2.69%
Johnson & Johnson                                            85        4,900
Novartis AG ADR                                             495       26,359
Sepracor Inc.*                                              175       10,029
Teva Pharmaceuticals Industries Ltd. ADR                    610       25,614
                                                                  ----------
                                                                      66,902
                                                                  ----------
                         TOTAL HEALTH CARE--14.34%                   356,660
                                                                  ----------
INDUSTRIALS--

AEROSPACE & DEFENSE--2.05%
BE Aerospace, Inc.*                                         910       21,831
United Technologies Corp.                                   500       29,250
                                                                  ----------
                                                                      51,081

AIR FREIGHT & LOGISTICS--2.34%
FedEx Corp.                                                 200       21,448
UTI Worldwide, Inc.                                         350       36,621
                                                                  ----------
                                                                      58,069

COMMERCIAL SERVICES & SUPPLIES--0.96%
Net 1 UEPS Technologies, Inc.*                              540       16,956
Traffic.com, Inc.*                                          645        6,921
                                                                  ----------
                                                                      23,877

ELECTRONIC EQUIPMENT--0.32%
Roper Industries, Inc.                                      175        7,887

INDUSTRIAL CONGLOMERATES--3.46%
Endurance Specialty Holdings Ltd.                           835       26,303
General Electric Co.                                      1,700       55,879
Tyco International Ltd.                                     150        3,868
                                                                  ----------
                                                                      86,050

MACHINERY--2.27%
Caterpillar, Inc.                                           355   $   25,943
Terex Corp.*                                                385       30,473
                                                                  ----------
                                                                      56,416

TRANSPORTATION--0.33%
Burlington Northern Santa Fe Corp.                          105        8,257
                                                                  ----------
                         TOTAL INDUSTRIALS--11.73%                   291,637
                                                                  ----------

INFORMATION TECHNOLOGY--

COMMUNICATIONS EQUIPMENT--2.02%
Motorola, Inc.                                            1,190       25,466
QUALCOMM Inc.                                               525       24,785
                                                                  ----------
                                                                      50,251

COMPUTERS & PERIPHERALS--2.26%
Mobility Electronics, Inc.*                               1,195       11,269
SanDisk Corp.*                                              100        6,034
Seagate Technology*                                       1,140       30,290
Synaptics Inc.*                                             365        8,574
                                                                  ----------
                                                                      56,167

COMPUTER RELATED & BUSINESS SERVICES--3.22%
Apple Computer, Inc.*                                       265       18,163
EMC Corp.*                                                1,850       25,937
Network Appliance, Inc.*                                  1,085       35,979
                                                                  ----------
                                                                      80,079

COMPUTER SOFTWARE--2.55%
Check Point Software Technologies Ltd.*                     275        5,847
NAVTEQ Corp.*                                               310       14,356
VeriFone Holdings, Inc.*                                  1,640       43,296
                                                                  ----------
                                                                      63,499

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.99%
Multi-Fineline Electronix, Inc.*                            430       24,484

INTERNET SOFTWARE & SERVICES--3.52%
DealerTrack Holdings Inc.*                                  535       12,364
Google Inc. (Class A)*                                       75       27,196
Netease.com Inc. ADR*                                         5          438
Openwave Systems Inc.*                                    1,410       27,989
Wright Express Corp.*                                       720       17,309
Yahoo! Inc.*                                                 70        2,244
                                                                  ----------
                                                                      87,540

                                                       SHARES       VALUE
COMMON STOCK

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT--5.32%
Advanced Micro Devices, Inc.*                               255   $    9,861
Applied Micro Circuits Corp.*                             8,160       29,458
Broadcom Corp. (Class A)*                                   570       25,701
FormFactor Inc.*                                            405       14,920
Tessera Technologies Inc.*                                1,225       38,257
Trident Microsystems, Inc.*                                 500       13,970
                                                                  ----------
                                                                     132,167

SEMICONDUCTORS--1.98%
ATMI, Inc.*                                                 410       12,312
Marvell Technology Group Ltd.*                              375       22,957
National Semiconductor Corp.                                500       14,025
                                                                  ----------
                                                                      49,294

SOFTWARE--4.49%
Electronic Arts Inc.*                                       485       25,205
Microsoft Corp.                                           2,875       77,337
Oracle Corp.*                                               735        9,129
                                                                  ----------
                                                                     111,671
                                                                  ----------
              TOTAL INFORMATION TECHNOLOGY--26.35%                   655,152
                                                                  ----------
MATERIALS--

CHEMICALS--0.82%
Lubrizol Corp.                                              470       20,332

METALS & MINING--3.07%
Inco Ltd.                                                   665       32,133
Paladin Resources Limited*                                9,130       24,377
Peabody Energy Corp.                                        210       10,137
Phelps Dodge Corp.                                           70        9,660
                                                                  ----------
                                                                      76,307
                                                                  ----------
                            TOTAL MATERIALS--3.89%                    96,639
                                                                  ----------
TELECOMMUNICATION SERVICES--
WIRELESS TELECOMMUNICATION SERVICES--2.82%
American Movil S.A. de C.V. (Series L) ADR                  185        6,425
American Tower Corp.*                                     1,003       31,926
NII Holdings Inc.*                                          620       31,756
                                                                  ----------
                                                                      70,107
                                                                  ----------
TOTAL TELECOMMUNICATION SERVICES--2.82%                               70,107
                                                                  ----------

      TOTAL COMMON STOCK--99.35%
               (Cost $2,211,348)                                   2,470,325
                                                                  ----------

MONEY MARKET FUND

SM&R Money Market Fund, 3.99% (a)                        26,652   $   26,652
                                                                  ----------
                    TOTAL MONEY MARKET FUND--1.07%
                                    (Cost $26,652)                    26,652
                                                                  ----------
                        TOTAL INVESTMENTS--100.42%
                                 (Cost $2,238,000)                 2,496,977
                         LIABILITIES IN EXCESS OF
                             OTHER ASSETS--(0.42)%                  (10,420)
                                                                  ----------
                               NET ASSETS--100.00%                $2,486,557
                                                                  ==========

*--Non-income producing securities

ABBREVIATIONS
ADR--American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2006. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Aggressive Growth Fund are affiliated by having the same investment adviser.

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

Affiliated Money Market       1.07%
Consumer Discretionary       18.06%
Consumer Staples              5.35%
Energy                        8.74%
Financials                    7.90%
Health Care                  14.28%
Industrials                  11.68%
Information Technology       26.24%
Materials                     3.87%
Telecommunication Services    2.81%

STATEMENT OF ASSETS AND LIABILITIES February 28, 2006 (Unaudited)

SM&R ALGER AGGRESSIVE GROWTH FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $2,211,348)       $     2,470,325
Investment in affiliated money market fund (Cost $26,652)                         26,652
                                                                         ---------------
  Total investments (Cost $2,238,000)                                          2,496,977
Prepaid expenses                                                                   8,551
Receivable for:
  Investment securities sold                                                      22,202
  Capital stock sold                                                                 451
  Dividends                                                                        2,616
  Expense reimbursement                                                            4,949
                                                                         ---------------
                                                          TOTAL ASSETS         2,535,746
                                                                         ---------------
LIABILITIES
Investment securities purchased                                                   28,410
Payable to investment adviser for fund expenses                                   11,741
Accrued:
  Investment advisory fee                                                          2,015
  Service fee                                                                        480
  Distribution fee                                                                 3,343
Other liabilities                                                                  3,200
                                                                         ---------------
                                                     TOTAL LIABILITIES            49,189
                                                                         ---------------
                         NET ASSETS (applicable to shares outstanding)   $     2,486,557
                                                                         ===============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:

Capital (par value and additional paid-in)                               $     2,095,931
Accumulated net realized gain on investments                                     131,649
Net unrealized appreciation of investments                                       258,977
                                                                         ---------------
Net Assets                                                               $     2,486,557
                                                                         ===============
NET ASSETS:
Class A                                                                  $     1,678,918

Class B                                                                  $       807,639
                                                                         ---------------
  TOTAL NET ASSETS                                                       $     2,486,557
                                                                         ===============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:

Class A:

  Authorized                                                                 100,000,000
  Outstanding                                                                    247,478

Class B:
  Authorized                                                                 100,000,000
  Outstanding                                                                    123,562

Class A:
  Net asset value and redemption price per share                         $          6.78
  Offering price per share: (Net Assets value of $6.78 / 95%)            $          7.14

Class B:
Net asset value and offering price per share                             $          6.54

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2006 (Unaudited)

SM&R ALGER AGGRESSIVE GROWTH FUND

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $5)                            $        10,525
Interest from affiliated money market fund                                           984
                                                                         ---------------
                                               TOTAL INVESTMENT INCOME            11,509
                                                                         ---------------
EXPENSES
Investment advisory fees                                                          11,772
Service fees                                                                       2,803
Professional fees                                                                  3,528
Custody and transaction fees                                                      11,647
Directors' fees                                                                    2,903
Insurance expenses                                                                   367
Compliance expense                                                                   146
Qualification fees
  Class A                                                                          3,969
  Class B                                                                          2,985
Shareholder reporting expenses
  Class A                                                                          1,137
  Class B                                                                            668
Distribution fees
  Class A                                                                          2,611
  Class B                                                                          3,753
                                                                         ---------------
                                                        TOTAL EXPENSES            48,289
                                              LESS EXPENSES REIMBURSED           (25,083)
                                                                         ---------------
                                                          NET EXPENSES            23,206
                                                                         ---------------
INVESTMENT LOSS--NET                                                             (11,697)
                                                                         ---------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                               242,437
  Change in unrealized appreciation of investments                                12,887
                                                                         ---------------
NET GAIN ON INVESTMENTS                                                          255,324
                                                                         ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $       243,627
                                                                         ===============

STATEMENT OF CHANGES IN NET ASSETS

                                                           (UNAUDITED)             YEAR
                                                         SIX MONTHS ENDED         ENDED
                                                           FEBRUARY 28,         AUGUST 31,
                                                         ----------------    ----------------
                                                               2006                2005
                                                         ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment loss--net                                   $        (11,697)   $        (16,878)
  Net realized gain on investments                                242,437             224,516
  Change in unrealized appreciation of investments                 12,887             207,698
                                                         ----------------    ----------------
  Net increase in net assets resulting from operations            243,627             415,336
CAPITAL SHARE TRANSACTIONS--NET
  Class A                                                         113,717              86,880
  Class B                                                          31,225              47,518
                                                         ----------------    ----------------
  Total capital share transactions--net                           144,942             134,398
                                                         ----------------    ----------------
TOTAL INCREASE                                                    388,569             549,734
NET ASSETS
  Beginning of period                                           2,097,988           1,548,254
                                                         ----------------    ----------------
  End of period                                          $      2,486,557    $      2,097,988
                                                         ================    ================

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R ALGER AGGRESSIVE GROWTH FUND

                                                                                 CLASS A SHARES
                                             -----------------------------------------------------------------------------------
                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED
                                             FEBRUARY 28,                           YEAR ENDED AUGUST 31,
                                             ------------    -------------------------------------------------------------------
                                                2006            2005          2004 (1)      2003 (1)      2002 (4)      2001
                                             ------------    -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period         $      6.07     $      4.81   $      4.96   $      4.24   $      5.91   $     10.00

Income from investment operations
  Investment loss--net                             (0.02)          (0.04)        (0.08)        (0.06)        (0.17)        (0.25)
  Net realized and unrealized gain (loss)
   on investments                                   0.73            1.30         (0.07)         0.78         (1.50)        (3.84)
                                             -----------     -----------   -----------   -----------   -----------   -----------
      Total from Investment Operations             0.71            1.26         (0.15)         0.72         (1.67)        (4.09)
                                             -----------     -----------   -----------   -----------   -----------   -----------

Net Asset Value, End of Period               $      6.78     $      6.07   $      4.81   $      4.96   $      4.24   $      5.91
                                             ===========     ===========   ===========   ===========   ===========   ===========
                          Total Return (2)         29.88%**        26.20%        (3.02)%       16.98%       (28.26)%      (40.90)%
                                             ===========     ===========   ===========   ===========   ===========   ===========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period                    $ 1,678,918     $ 1,402,928   $ 1,034,437   $   994,871   $   666,982   $   487,497
Ratio of expenses with reimbursement to
  average net assets (3)                            1.85%*          1.85%         1.85%         1.85%         4.48%         6.85%
Ratio of expenses without reimbursement to
  average net assets                                3.99%*          4.43%         4.17%         5.52%         6.01%         6.85%
Ratio of net investment loss to average
  net assets                                       (0.81)%*        (0.68)%       (1.43)%       (1.27)%       (3.99)%       (5.59)%
Portfolio turnover rate                            82.13%         167.62%       159.89%       179.56%       177.62%        70.58%

                                                                                 CLASS B SHARES
                                             -----------------------------------------------------------------------------------
                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED
                                             FEBRUARY 28,                           YEAR ENDED AUGUST 31,
                                             ------------    -------------------------------------------------------------------
                                                2006              2005       2004 (1)     2003 (1)     2002 (4)       2001
                                             ------------    -------------------------------------------------------------------
Net Asset Value, Beginning of Period         $      5.87     $      4.69   $      4.87   $      4.19   $      5.89   $     10.00

Income from investment operations
  Investment loss--net                             (0.04)          (0.07)        (0.11)        (0.08)        (0.21)        (0.18)
  Net realized and unrealized gain (loss)
   on investments                                   0.71            1.25         (0.07)         0.76         (1.49)        (3.93)
                                             -----------     -----------   -----------   -----------   -----------   -----------
   Total from Investment Operations                 0.67            1.18         (0.18)         0.68         (1.70)        (4.11)
                                             -----------     -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period               $      6.54     $      5.87   $      4.69   $      4.87   $      4.19   $      5.89
                                             ===========     ===========   ===========   ===========   ===========   ===========
                          Total Return (2)         28.52%**        25.16%        (3.70)%       16.23%       (28.86)%      (41.10)%
                                             ===========     ===========   ===========   ===========   ===========   ===========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period                    $   807,639     $   695,060   $   513,817   $   442,489   $   328,254   $   230,547
Ratio of expenses with reimbursement to
  average net assets (3)                            2.50%*          2.50%         2.50%         2.50%         5.56%         7.25%
Ratio of expenses without reimbursement to
  average net assets                                4.92%*          5.75%         5.52%         7.36%         7.78%         7.25%
Ratio of net investment loss to average
  net assets                                       (1.48)%*        (1.33)%       (2.09)%       (1.91)%       (5.08)%       (6.12)%
Portfolio turnover rate                            82.13%         167.62%       159.89%       179.56%       177.62%        70.58%

*    Ratios annualized

**   Returns are not annualized

(1) Per share information has been calculated using the average number of shares outstanding.

(2)  Does not include the effect of sales charge.

(3) SM&R has voluntarily agreed to waive or reduce expenses to 1.85% for Class A and 2.50% for Class B until April 30, 2006. Effective May 1, 2006 until April 30, 2007, the expenses will be waived or reduced to 1.60% for Class A and 2.25% for Class B.

(4) Per share information has been restated to reflect certain reclassifications.

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2006 (Unaudited)

SM&R ALGER SMALL-CAP FUND

                                                       SHARES       VALUE
COMMON STOCK

CONSUMER DISCRETIONARY--

AUTO COMPONENTS--1.73%

LKQ Corp.*                                                1,555   $   34,241
Tenneco Inc.*                                               610       13,817
                                                                  ----------
                                                                      48,058

HOTELS, RESTAURANTS & LEISURE--2.90%
Applebee's International, Inc.                              840       19,438
McCormick & Schmick's Seafood
Restaurants, Inc.*                                        1,313       30,763
Orient-Express Hotels Ltd. (Class A)                        865       30,171
                                                                  ----------
                                                                      80,372

INTERNET & CATALOG RETAIL--0.95%
Priceline.com Inc.*                                       1,075       26,391

LEISURE EQUIPMENT & SERVICES--2.00%
LIFE TIME FITNESS, Inc.*                                    630       26,435
WMS Industries Inc.*                                      1,005       29,195
                                                                  ----------
                                                                      55,630

MEDIA--2.34%
Focus Media Holding Ltd. ADR*                               295       15,414
NeuStar, Inc. (Class A)*                                    865       24,912
World Wresting Entertainment, Inc.                        1,640       24,518
                                                                  ----------
                                                                      64,844

RETAILING--0.99%
Phillips-Van Heusen Corp.                                   770       27,335

SPECIALTY RETAIL--1.73%
Ann Taylor Stores Corp.*                                    620       22,506
DSW, Inc.*                                                  890       25,436
                                                                  ----------
                                                                      47,942

TEXTILES, APPAREL & LUXURY GOODS--1.57%
Gymboree Corp.*                                           1,320       30,175
Quiksilver, Inc.*                                           920       13,340
                                                                  ----------
                                                                      43,515
                                                                  ----------
TOTAL CONSUMER DISCRETIONARY--14.21%                                 394,087
                                                                  ----------
CONSUMER STAPLES--

FOOD PRODUCTS--0.99%
Hain Celestial Group (The), Inc.*                         1,175       27,425
                                                                  ----------
                     TOTAL CONSUMER STAPLES--0.99%                    27,425
                                                                  ----------

ENERGY--

ENERGY & ENERGY SERVICES--0.70%
Grey Wolf, Inc.*                                          2,800   $   19,432

ENERGY EQUIPMENT & SERVICES--1.84%
Hornbeck Offshore Services, Inc.*                           710       22,833
Pioneer Drilling Co.*                                       185        2,662
Todco (Class A)*                                            761       25,509
                                                                  ----------
                                                                      51,004

OIL & GAS--3.23%
Carrizo Oil & Gas, Inc.*                                    960       22,359
Giant Industries, Inc.*                                     455       26,481
Holly Corp.                                                 230       13,731
Petrobank Energy & Resources Ltd.*                        2,225       27,178
                                                                  ----------
                                                                      89,749
                                                                  ----------
                               TOTAL ENERGY--5.77%                   160,185
                                                                  ----------

FINANCIALS--

CAPITAL MARKETS--1.77%
Affiliated Managers Group, Inc.*                            270       26,576
Greenhill & Co., Inc.                                       345       22,528
                                                                  ----------
                                                                      49,104

COMMERCIAL BANKS--1.89%
Boston Private Financial
Holdings, Inc.                                              690       21,121
Signature Bank*                                             965       31,266
                                                                  ----------
                                                                      52,387

DIVERSIFIED FINANCIALS--0.76%
National Financial Partners Corp.                           360       21,186

FINANCIAL SERVICES--1.18%
GFI Group Inc.*                                             545       32,733

INSURANCE--1.07%
Ohio Casualty Corp.                                         970       29,692

INSURANCE, AGENTS, BROKERS, & SERVICES--0.87%
Platinum Underwriters Holdings, Ltd.                        790       24,190

THRIFTS & MORTGAGE FINANCE--1.79%
Brookline Bancorp, Inc.                                   1,395       20,939
Flagstar Bancorp, Inc.                                    1,855       28,659
                                                                  ----------
                                                                      49,598
                                                                  ----------
                           TOTAL FINANCIALS--9.33%                   258,890
                                                                  ----------

                                                       SHARES       VALUE
HEALTH CARE--

BIOTECHNOLOGY--6.15%
Alkermes, Inc.*                                           1,110   $   28,205
Cubist Pharmaceuticals, Inc.*                               615       13,598
Human Genome Sciences, Inc.*                              2,105       26,355
Keryx Biopharmaceuticals, Inc.*                           1,005       17,145
Medarex, Inc.*                                            1,455       21,476
Myogen, Inc.*                                               325       12,317
Theravance, Inc.*                                           705       19,782
Vertex Pharmaceuticals Inc.*                                735       31,781
                                                                  ----------
                                                                     170,659

HEALTH CARE EQUIPMENT & SUPPLIES--5.59%
ArthroCare Corp.*                                           610       27,554
Haemonetics Corp.*                                          445       23,051
Hologic, Inc.*                                              650       31,089
Illumina, Inc.*                                           1,255       31,915
Intuitive Surgical, Inc.*                                   170       15,334
Sybron Dental Specialties, Inc.*                            685       26,208
                                                                  ----------
                                                                     155,151

HEALTH CARE PROVIDERS & SERVICES--6.21%
Psychiatric Solutions, Inc.*                              1,040       34,351
Sierra Health Services, Inc.*                               710       29,600
Sunrise Senior Living, Inc.*                                820       29,077
Symbion, Inc.*                                            1,225       28,886
VCA Antech, Inc.*                                           765       21,382
WellCare Health Plans Inc.*                                 740       28,823
                                                                  ----------
                                                                     172,119

MEDICAL SERVICES--0.86%
Ventana Medical Systems, Inc.*                              655       23,757

MEDICAL TECHNOLOGY--1.95%
Adams Respiratory Therapeutics, Inc.*                       585       21,943
Allscripts Healthcare Solutions, Inc.*                    1,710       32,063
                                                                  ----------
                                                                      54,006

PHARMACEUTICALS--0.90%
Medicines Co. (The)*                                      1,230       25,080
                                                                  ----------
                         TOTAL HEALTH CARE--21.66%                   600,772
                                                                  ----------
INDUSTRIALS--
AEROSPACE--1.23%

BE Aerospace, Inc.*                                       1,425       34,186
AEROSPACE & DEFENSE--1.89%

Esterline Technologies Corp.*                               655       27,274
SI International Inc.*                                      770       25,071
                                                                  ----------
                                                                      52,345

AIRLINES--1.01%
AirTran Holdings, Inc.*                                   1,570   $   27,915

COMMERCIAL SERVICES & SUPPLIES--4.76%
CoStar Group Inc.*                                          460       23,741
FTI Consulting, Inc.*                                     1,190       33,249
Gevity HR, Inc.                                             885       22,284
Macrovision Corp.*                                          740       14,955
Navigant Consulting, Inc.*                                  715       13,935
Universal Technical Institute Inc.*                         775       23,878
                                                                  ----------
                                                                     132,042
CONSTRUCTION & ENGINEERING--1.19%
URS Corp.*                                                  755       32,910

FREIGHT--1.05%
Landstar System, Inc.*                                      625       29,119

MACHINERY--3.52%
Actuant Corp. (Class A)*                                    470       25,897
Bucyrus International, Inc.                                 570       35,899
Gardner Denver Inc.*                                        585       35,895
                                                                  ----------
                                                                      97,691
ROAD & RAIL--0.49%
American Railcar Industries, Inc.*                          410       13,776
                                                                  ----------
                         TOTAL INDUSTRIALS--15.14%                   419,984
                                                                  ----------

INFORMATION TECHNOLOGY--

COMMUNICATIONS EQUIPMENT--1.82%
F5 Networks, Inc.*                                          190       12,886
Powerwave Technologies, Inc.*                             1,800       26,424
Tekelec*                                                    845       11,331
                                                                  ----------
                                                                      50,641

COMPUTERS & PHERIPHERALS--0.68%
Mobility Electronics, Inc.*                               2,000       18,860

COMPUTER SERVICES--1.09%
Open Solutions Inc.*                                      1,110       30,137

COMPUTER SOFTWARE--1.86%
Hyperion Solutions Corp.*                                   602       20,197
VeriFone Holdings, Inc.*                                  1,190       31,416
                                                                  ----------
                                                                      51,613

ELECTRONIC EQUIPMENT & SERVICES--1.17%
Multi-Fineline Electronix, Inc.*                            570       32,456

INFORMATION TECHNOLOGY SERVICES--0.78%
TNS Inc.*                                                 1,340       21,574

                                                       SHARES       VALUE
COMMON STOCK

INTERNET SOFTWARE & SERVICES--5.98%
aQuantive, Inc.*                                              680   $     18,081
DealerTrack Holdings Inc.*                                  1,215         28,079
Jupitermedia Corp.*                                         1,550         23,002
Openwave Systems Inc.*                                      1,246         24,733
Secure Computing Corp.*                                     1,455         17,606
WebEx Communications, Inc.*                                 1,035         28,856
Wright Express Corp.*                                       1,060         25,482
                                                                    ------------
                                                                         165,839

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT--3.11%
FormFactor Inc.*                                              740         27,262
Tessera Technologies Inc.*                                    850         26,545
Trident Microsystems, Inc.*                                 1,165         32,550
                                                                    ------------
                                                                          86,357

SEMICONDUCTORS--2.04%
ATMI, Inc.*                                                   965         28,979
Microsemi Corp.*                                              895         27,521
                                                                    ------------
                                                                          56,500

SEMICONDUCTORS CAPITAL EQUIPMENT--1.23%
SiRF Technology Holdings, Inc.*                               910         34,061

SOFTWARE--0.97%
Quest Software, Inc.*                                       1,845         26,882
                                                                    ------------
              TOTAL INFORMATION TECHNOLOGY--20.73%                       574,920
                                                                    ------------
MATERIALS--

CHEMICALS--1.16%
Westlake Chemical Corp.                                       650         22,308
Zoltek Companies, Inc.*                                       575          9,925
                                                                    ------------
                                                                          32,233

METALS & MINING--1.48%
Breakwater Resources, Ltd.*                                12,955         11,115
Paladin Resources Ltd.*                                    11,215         29,944
                                                                    ------------
                                                                          41,059
                                                                    ------------
                            TOTAL MATERIALS--2.64%                        73,292
                                                                    ------------
TELECOMMUNICATION SERVICES--

WIRELESS TELECOMMUNICATION SERVICES--2.13%
SBA Communications Corp.                                    1,785         40,144
UbiquiTel Inc.*                                             1,945         19,003
                                                                    ------------
                                                                          59,147
                                                                    ------------
                           TOTAL TELECOMMUNICATION
                                   SERVICES--2.13%                        59,147
                                                                    ------------
                        TOTAL COMMON STOCK--92.60%
                                 (Cost $2,030,568)                     2,568,702
                                                                    ------------

                                                       SHARES       VALUE
MONEY MARKET FUND

SM&R Money Market Fund, 3.99% (a)                         217,235   $    217,235
                                                                    ------------
                    TOTAL MONEY MARKET FUND--7.83%
                                   (Cost $217,235)                       217,235
                                                                    ------------
                        TOTAL INVESTMENTS--100.43%
                                 (Cost $2,247,803)                     2,785,937
                          LIABILITIES IN EXCESS OF
                             OTHER ASSETS--(0.43)%                       (11,932)
                                                                    ------------
                               NET ASSETS--100.00%                  $  2,774,005
                                                                    ============

*--Non-income producing securities

ABBREVIATIONS
ADR--American Depositary Receipt

NOTE TO SCHEDULE OF INVESTMENTS
(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2006. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Small-Cap Fund are affiliated by having the same investment adviser.

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

Affiliated Money Market                   7.80%
Consumer Discretionary                   14.15%
Consumer Staples                          0.98%
Energy                                    5.75%
Financials                                9.29%
Health Care                              21.56%
Industrials                              15.08%
Information Technology                   20.64%
Materials                                 2.63%
Telecommunication Services                2.12%

SM&R ALGER SMALL-CAP FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $2,030,568)       $     2,568,702
Investment in affiliated money market fund (Cost $217,235)                       217,235
                                                                         ---------------
  Total investments (Cost $2,247,803)                                          2,785,937
Prepaid expenses                                                                   7,168
Receivable for:
  Investment securities sold                                                      48,505
  Capital stock sold                                                               1,154
  Dividends                                                                          256
  Expense reimbursement                                                            3,513
                                                                         ---------------
                                                          TOTAL ASSETS         2,846,533
                                                                         ---------------
LIABILITIES
Investment securities purchased                                                   52,091
Payable to investment adviser for fund expenses                                   11,186
Accrued:
  Investment advisory fee                                                          2,086
  Service fee                                                                        521
  Distribution fee                                                                 3,285
Other liabilities                                                                  3,359
                                                                         ---------------
                                                     TOTAL LIABILITIES            72,528
                                                                         ---------------
                         NET ASSETS (applicable to shares outstanding)   $     2,774,005
                                                                         ===============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                               $     2,206,234
Accumulated net realized gain on investments                                      29,637
Net unrealized appreciation of investments                                       538,134
                                                                         ---------------
Net Assets                                                               $     2,774,005
                                                                         ===============
NET ASSETS:
Class A                                                                  $     2,006,592

Class B                                                                  $       767,413
                                                                         ---------------
  TOTAL NET ASSETS                                                       $     2,774,005
                                                                         ===============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                                 100,000,000
  Outstanding                                                                    266,498
Class B:
  Authorized                                                                 100,000,000
  Outstanding                                                                    103,793
Class A:
  Net asset value and redemption price per share                         $          7.53
  Offering price per share: (Net Assets value of $7.53 / 95%)            $          7.93
Class B:
  Net asset value and offering price per share                           $          7.39
----------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2006 (Unaudited)

SM&R ALGER SMALL-CAP FUND

INVESTMENT INCOME
Dividends                                                                                $      5,198
Interest from affiliated money market fund                                                          4
                                                                                         ------------
                                                       TOTAL INVESTMENT INCOME                  5,202
                                                                                         ------------
EXPENSES
Investment advisory fees                                                                       11,192
Service fees                                                                                    2,798
Professional fees                                                                               3,528
Custody and transaction fees                                                                   10,449
Directors' fees                                                                                 2,903
Insurance expenses                                                                                349
Compliance expense                                                                                135
Qualification fees
  Class A                                                                                       3,029
  Class B                                                                                       2,753
Shareholder reporting expenses
  Class A                                                                                         876
  Class B                                                                                         581
Distribution fees
  Class A                                                                                       2,742
  Class B                                                                                       3,359
                                                                                         ------------
                                                                TOTAL EXPENSES                 44,694
                                                      LESS EXPENSES REIMBURSED                (21,214)
                                                                                         ------------
                                                                  NET EXPENSES                 23,480
                                                                                         ------------
INVESTMENT LOSS--NET                                                                          (18,278)
                                                                                         ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                                             95,400
  Change in unrealized appreciation of investments                                            224,271
                                                                                         ------------
NET GAIN ON INVESTMENTS                                                                       319,671
                                                                                         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $    301,393
                                                                                         ============

STATEMENT OF CHANGES IN NET ASSETS

                                                                    (UNAUDITED)
                                                                 SIX MONTHS ENDED    YEAR ENDED
                                                                   FEBRUARY 28,      AUGUST 31,
                                                                 ----------------   ------------
                                                                       2006             2005
                                                                 ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment loss--net                                             $      (18,278)  $    (29,779)
  Net realized gain on investments                                         95,400        230,960
  Change in unrealized appreciation of investments                        224,271        283,112
                                                                 ----------------   ------------
  Net increase in net assets resulting from operations                    301,393        484,293
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Capital gains
    Class A                                                              (175,052)       (26,456)
    Class B                                                               (80,010)       (12,091)
                                                                 ----------------   ------------
    Total distributions to shareholders                                  (255,062)       (38,547)
                                                                 ----------------   ------------
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                               580,533        100,319
    Class B                                                               148,780         20,517
                                                                 ----------------   ------------
Total capital share transactions--net                                     729,313        120,836
                                                                 ----------------   ------------
TOTAL INCREASE                                                            775,644        566,582
NET ASSETS
  Beginning of period                                                   1,998,361      1,431,779
                                                                 ----------------   ------------
  End of period                                                  $      2,774,005   $  1,998,361
                                                                 ================   ============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R ALGER SMALL-CAP FUND

                                                                                   CLASS A SHARES
                                             -----------------------------------------------------------------------------------
                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED
                                             FEBRUARY 28,                       YEAR ENDED AUGUST 31,
                                             ------------    -------------------------------------------------------------------
                                                2006            2005         2004 (1)      2003 (1)      2002 (4)        2001
                                             ------------    -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of
  Period                                     $      7.44     $      5.73   $      5.46   $      4.33   $      5.54   $     10.00
Income from investment operations
  Investment loss--net                             (0.04)          (0.10)        (0.10)        (0.07)        (0.32)        (0.55)
  Net realized and unrealized gain
    (loss) on investments                           0.13            1.96          0.37          1.20         (0.89)        (3.91)
                                             -----------     -----------   -----------   -----------   -----------   -----------
      Total from Investment Operations              0.09            1.86          0.27          1.13         (1.21)        (4.46)
Less distributions from Capital
  gains                                               --           (0.15)           --            --            --            --
                                             -----------     -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period               $      7.53     $      7.44   $      5.73   $      5.46   $      4.33   $      5.54
                                             ===========     ===========   ===========   ===========   ===========   ===========
                          Total Return (2)         25.84%**        32.64%         4.94%        26.10%       (21.84)%      (44.60)%
                                             ===========     ===========   ===========   ===========   ===========   ===========
RATIOS (IN PERCENTAGES)/
  SUPPLEMENTAL DATA
Net Assets, end of period                    $ 2,006,592     $ 1,388,538   $   978,028   $   789,625   $   436,796   $   295,132
Ratio of expenses with
  reimbursement to average net
  assets (3)                                        1.90%*          1.90%         1.90%         1.90%         6.60%        11.53%
Ratio of expenses without reimbursement
  to average net assets                             3.64%*          4.55%         4.65%         6.89%         9.68%        11.53%
Ratio of net investment loss
  to average net assets                            (1.44)%*        (1.49)%       (1.70)%       (1.64)%       (6.33)%      (10.61)%
Portfolio turnover rate                            45.63%         126.84%       143.21%       131.48%       176.50%       138.73%

                                                                                CLASS B SHARES
                                             -----------------------------------------------------------------------------------
                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED
                                             FEBRUARY 28,                   YEAR ENDED AUGUST 31,
                                             ------------    -------------------------------------------------------------------
                                                2006            2005         2004 (1)      2003 (1)      2002 (4)       2001
                                             ------------    -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period         $      7.34     $      5.69   $      5.47   $      4.32   $      5.65   $     10.00
Income from investment operations
  Investment loss--net                             (0.07)          (0.14)        (0.14)        (0.10)        (0.41)        (0.37)
  Net realized and unrealized gain
  (loss) on investments                             0.12            1.94          0.36          1.25         (0.92)        (3.98)
                                             -----------     -----------   -----------   -----------   -----------   -----------
      Total from Investment Operations              0.05            1.80          0.22          1.15         (1.33)        (4.35)
Less distributions from Capital gains                 --           (0.15)           --            --            --            --
                                             -----------     -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period               $      7.39     $      7.34   $      5.69   $      5.47   $      4.32   $      5.65
                                             ===========     ===========   ===========   ===========   ===========   ===========
                          Total Return (2)         24.93%**        31.80%         4.02%        26.62%       (23.54)%      (43.50)%
                                             ===========     ===========   ===========   ===========   ===========   ===========
RATIOS (IN PERCENTAGES)/
  SUPPLEMENTAL DATA
Net Assets, end of period                    $   767,413     $   609,823   $   453,751   $   372,330   $   206,871   $   171,656
Ratio of expenses with
  reimbursement to average net
  assets (3)                                        2.55%*          2.55%         2.55%         2.55%         8.05%        11.97%
Ratio of expenses without
  reimbursement to average
  net assets                                        4.80%*          6.06%         6.11%         9.05%        11.65%        11.97%
Ratio of net investment loss
  to average net assets                            (2.08)%*        (2.14)%       (2.35)%       (2.29)%       (7.77)%      (11.25)%
Portfolio turnover rate                            45.63%         126.84%       143.21%       131.48%       176.50%       138.73%

*    Ratios annualized
**   Returns are not annualized
(1) Per share information has been calculated using the average number of shares outstanding.
(2)  Does not include the effect of sales charge.
(3) SM&R has voluntarily agreed to waive or reduce expenses to 1.90% for Class A and 2.55% for Class B until April 30, 2006. Effective May 1, 2006 until April 30, 2007, the expenses will be waived or reduced to 1.65% for Class A and 2.30% for Class B.
(4) Per share information has been restated to reflect certain reclassifications.

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2006 (Unaudited)

SM&R ALGER GROWTH FUND

                                      SHARES     VALUE
                                      ------  ------------
COMMON STOCK

CONSUMER DISCRETIONARY--

CONSUMER ELECTRONICS--1.26%
Nintendo Co., Ltd. ADR                 2,165  $     40,327

HOTELS, RESTAURANTS & LEISURE--1.34%
Carnival Corp.                           515        26,600
Starbucks Corp.*                         445        16,162
                                              ------------
                                                    42,762
INTERNET & CATALOG RETAIL--4.90%
eBay Inc.*                             2,570       102,954
Netflix Inc.*                          1,995        53,486
                                              ------------
                                                   156,440
MEDIA--5.45%
News Corp. (Class A)                   2,595        42,247
Walt Disney Co. (The)                  1,270        35,547
XM Satellite Radio Holdings Inc.
  (Class A)*                           4,350        96,092
                                              ------------
                                                   173,886
MULTI-LINE RETAIL--0.76%
Costco Wholesale Corp.                   475        24,358

SPECIALTY RETAIL--1.60%
Bed Bath & Beyond, Inc.*                 735        26,489
Home Depot (The), Inc.                   585        24,658
                                              ------------
                                                    51,147
                                              ------------
TOTAL CONSUMER DISCRETIONARY--15.31%               488,920
                                              ------------
CONSUMER STAPLES--

FOOD PRODUCTS--1.34%
Archer-Daniels-Midland Co.             1,350        42,822

HOUSEHOLD PRODUCTS--2.51%
Procter & Gamble Co.                   1,335        80,007

TOBACCO--2.22%
Altria Group, Inc.                       985        70,821
                                              ------------
       TOTAL CONSUMER STAPLES--6.07%               193,650
                                              ------------
ENERGY--

ENERGY EQUIPMENT & SERVICES--4.63%
BJ Services Co.                          935        29,275
National-Oilwell, Inc.*                  680        41,398
Transocean Inc.*                       1,040        77,147
                                              ------------
                                                   147,820
                                              ------------

OIL & GAS--3.35%
Talisman Energy Inc.                   1,045  $     54,884
Valero Energy Corp.                      970        52,176
                                              ------------
                                                   107,060
                                              ------------
                 TOTAL ENERGY--7.98%               254,880
                                              ------------
FINANCIALS--

CAPITAL MARKETS--2.40%
Bear Stearns Companies (The), Inc.       265        35,627
Janus Capital Group Inc.                 745        16,338
Legg Mason, Inc.                         190        24,812
                                              ------------
                                                    76,777
DIVERSIFIED FINANCIALS--2.28%
Goldman Sachs Group (The), Inc.          115        16,248
Merrill Lynch & Co., Inc.                325        25,093
Prudential Financial, Inc.               410        31,587
                                              ------------
                                                    72,928
FINANCIAL SERVICES--2.23%
Charles Schwab Corp. (The)             3,000        48,630
Principal Financial Group, Inc.          460        22,411
                                              ------------
                                                    71,041
INSURANCE--2.43%
American International Group, Inc.       730        48,443
Genworth Financial Inc. (Class A)        915        29,115
                                              ------------
                                                    77,558
THRIFTS & MORTGAGE FINANCE--1.05%
Golden West Financial Corp.              470        33,384
                                              ------------
            TOTAL FINANCIALS--10.39%               331,688
                                              ------------
HEALTH CARE--

BIOTECHNOLOGY--4.56%
Amgen Inc.*                              910        68,696
Gilead Sciences, Inc.*                   410        25,531
ImClone Systems Inc.*                    225         8,638
MedImmune, Inc.*                         905        33,023
Vertex Pharmaceuticals Inc.*             225         9,729
                                              ------------
                                                   145,617
HEALTH CARE EQUIPMENT &
  SUPPLIES--1.52%
Medtronic, Inc.                          445        24,008
St. Jude Medical, Inc.                   535        24,396
                                              ------------
                                                    48,404

                                      SHARES     VALUE
                                      ------  ------------
COMMON STOCK

HEALTH CARE PROVIDERS &
  SERVICES--0.99%
Medco Health Solutions, Inc.*            570  $     31,760

PHARMACEUTICALS--3.75%
Novartis AG ADR                          440        23,430
Schering-Plough Corp.                  1,665        30,802
Sepracor Inc.*                           335        19,199
Teva Pharmaceutical Industries
  Ltd. ADR                             1,101        46,231
                                              ------------
                                                   119,662
                                              ------------
           TOTAL HEALTH CARE--10.82%               345,443
                                              ------------
INDUSTRIALS--

AEROSPACE & DEFENSE--1.00%
Boeing Co.                               440        31,983

AIR FREIGHT & COURIERS--1.02%
FedEx Corp.                              305        32,708

INDUSTRIAL CONGLOMERATES--2.03%
General Electric Co.                   1,970        64,754

MACHINERY--2.34%
Caterpillar Inc.                       1,020        74,542
                                              ------------
            TOTAL INDUSTRIALS--6.39%               203,987
                                              ------------
INFORMATION TECHNOLOGY--

COMMUNICATIONS EQUIPMENT--5.66%
Cisco Systems Inc.*                    2,980        60,315
Corning Inc.*                          1,685        41,131
Motorola, Inc.                         1,380        29,532
Nokia Oyj ADR                            865        16,072
QUALCOMM Inc.                            715        33,755
                                              ------------
                                                   180,805
COMPUTERS & PERIPHERALS--1.59%
Seagate Technology*                    1,905        50,616

COMPUTER RELATED & BUSINESS
  SERVICES--5.75%
Apple Computer, Inc.*                  1,510       103,496
Network Appliance, Inc.*               2,420        80,247
                                              ------------
                                                   183,743
COMPUTER SOFTWARE--1.47%
Check Point Software
  Technologies Ltd.*                   1,135        24,130
Symantec Corp.*                        1,345        22,717
                                              ------------
                                                    46,847
ELECTRONIC EQUIPMENT &
  INSTRUMENTS--2.02%
Emerson Electric Co.                     790        64,630

INTERNET SOFTWARE & SERVICES--1.70%
Google Inc. (Class A)*                   150  $     54,393

SEMICONDUCTOR & SEMICONDUCTOR
  EQUIPMENT--2.01%
Broadcom Corp.*                        1,073        48,359
Freescale Semiconductor Inc.
  (Class A)*                             585        15,731
                                              ------------
                                                    64,090
SEMICONDUCTORS--3.43%
Marvell Technology Group Ltd.*           525        32,140
Texas Instruments Inc.                 1,030        30,746
Xilinx, Inc.                           1,705        46,512
                                              ------------
                                                   109,398
SOFTWARE--1.80%
Microsoft Corp.                        2,135        57,432
                                              ------------
TOTAL INFORMATION TECHNOLOGY--25.43%               811,954
                                              ------------
MATERIALS--

METALS & MINING--11.67%
Cameco Corp.                           1,440        53,453
Companhia Vale do Rio Doce ADR         1,305        60,591
Freeport-McMoRan Copper & Gold, Inc.
  (Class B)                            1,160        58,731
Inco Ltd.                              1,305        63,058
Newmont Mining Corp.                     440        23,285
Peabody Energy Corp.                   1,580        76,266
Phelps Dodge Corp.                       270        37,260
                                              ------------
                                                   372,644
                                              ------------
             TOTAL MATERIALS--11.67%               372,644
                                              ------------
TELECOMMUNICATION SERVICES--

DIVERSIFIED TELECOMMUNICATION
  SERVICES--1.56%
ALLTEL Corp.                             790        49,888
                                              ------------
             TOTAL TELECOMMUNICATION
                     SERVICES--1.56%                49,888
                                              ------------

UTILITIES--

ELECTRIC UTILITIES--2.05%
Exelon Corp.                           1,145        65,391
                                              ------------
              TOTAL UTILITIES--2.05%                65,391
                                              ------------
          TOTAL COMMON STOCK--97.67%
                   (Cost $3,004,604)             3,118,445
                                              ------------

MONEY MARKET FUND

                                      SHARES     VALUE
SM&R Money Market Fund, 3.99% (a)     66,161  $     66,161
                                              ------------
      TOTAL MONEY MARKET FUND--2.07%
                      (Cost $66,161)                66,161
                                              ------------
           TOTAL INVESTMENTS--99.74%
                   (Cost $3,070,765)             3,184,606
              CASH AND OTHER ASSETS,
             LESS LIABILITIES--0.26%                 8,392
                                              ------------
                 NET ASSETS--100.00%          $  3,192,998
                                              ============

*--Non-income producing securities

ABBREVIATIONS
ADR--American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2006. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Alger Growth Fund are affiliated by having the same investment adviser.

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

Affiliated Money Market         2.08%
Consumer Discretionary         15.35%
Consumer Staples                6.07%
Energy                          8.00%
Financials                     10.42%
Health Care                    10.85%
Industrials                     6.41%
Information Technology         25.50%
Materials                      11.70%
Telecommunication Services      1.57%
Utilities                       2.05%

STATEMENT OF ASSETS AND LIABILITIES February 28, 2006 (Unaudited)

SM&R ALGER GROWTH FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $3,004,604)                      $   3,118,445
Investment in affiliated money market fund (Cost $66,161)                                      66,161
                                                                                        -------------
  Total investments (Cost $3,070,765)                                                       3,184,606
Prepaid expenses                                                                                8,929
Receivable for:
  Investment securities sold                                                                  137,263
  Capital stock sold                                                                              944
  Dividends                                                                                     4,081
  Expense reimbursement                                                                         3,579
                                                                                        -------------
                                                                         TOTAL ASSETS       3,339,402
                                                                                        -------------
LIABILITIES
Investment securities purchased                                                               122,306
Payable to investment adviser for fund expenses                                                12,711
Accrued:
  Investment advisory fee                                                                       2,116
  Service fee                                                                                     622
  Distribution fee                                                                              4,730
Other liabilities                                                                               3,919
                                                                                        -------------
                                                                    TOTAL LIABILITIES         146,404
                                                                                        -------------
                                        NET ASSETS (applicable to shares outstanding)   $   3,192,998
                                                                                        -------------
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                              $   2,940,284
Accumulated net realized gain on investments                                                  138,873
Net unrealized appreciation of investments                                                    113,841
                                                                                        -------------
Net Assets                                                                              $   3,192,998
                                                                                        =============
NET ASSETS:
Class A                                                                                 $   1,991,333
Class B                                                                                 $   1,201,665
                                                                                        -------------
  TOTAL NET ASSETS                                                                      $   3,192,998
                                                                                        =============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:

Class A:
  Authorized                                                                              100,000,000
  Outstanding                                                                                 300,514

Class B:
  Authorized                                                                              100,000,000
  Outstanding                                                                                 188,465

Class A:
  Net asset value and redemption price per share                                        $        6.63
  Offering price per share: (Net assets value of $6.63 / 95%)                           $        6.98

Class B:
  Net asset value and offering price per share                                          $        6.38

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2006 (Unaudited)

SM&R ALGER GROWTH FUND

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $23)                                          $      12,553
Interest from affiliated money market fund                                                      1,453
                                                                                        -------------
                                                              TOTAL INVESTMENT INCOME          14,006
                                                                                        -------------
EXPENSES
Investment advisory fees                                                                       12,892
Service fees                                                                                    3,792
Professional fees                                                                               3,528
Custody and transaction fees                                                                   12,012
Directors' fees                                                                                 2,903
Insurance expenses                                                                                525
Compliance expense                                                                                214
Qualification fees
  Class A                                                                                       4,058
  Class B                                                                                       3,180
Shareholder reporting expenses
  Class A                                                                                       1,441
  Class B                                                                                         921
Distribution fees
  Class A                                                                                       3,236
  Class B                                                                                       5,921
                                                                                        -------------
                                                                       TOTAL EXPENSES          54,623
                                                             LESS EXPENSES REIMBURSED         (24,975)
                                                                                        -------------
                                                                         NET EXPENSES          29,648
                                                                                        -------------
INVESTMENT LOSS--NET                                                                          (15,642)
                                                                                        -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                                            236,215
  Change in unrealized depreciation of investments                                           (125,805)
                                                                                        -------------
NET GAIN ON INVESTMENTS                                                                       110,410
                                                                                        -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $      94,768
                                                                                        =============

STATEMENT OF CHANGES IN NET ASSETS

                                                                       (UNAUDITED)         YEAR
                                                                    SIX MONTHS ENDED      ENDED
                                                                      FEBRUARY 28,      AUGUST 31,
                                                                    ----------------   ------------
                                                                          2006             2005
                                                                    ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment loss--net                                              $        (15,642)  $    (16,159)
  Net realized gain on investments                                           236,215        305,796
  Change in unrealized appreciation (depreciation) of investments           (125,805)       258,817
                                                                    ----------------   ------------
  Net increase in net assets resulting from operations                        94,768        548,454
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                                  116,944         32,629
    Class B                                                                   21,879        (26,306)
                                                                    ----------------   ------------
    Total capital share transactions--net                                    138,823          6,323
                                                                    ----------------   ------------
TOTAL INCREASE                                                               233,591        554,777
NET ASSETS
  Beginning of period                                                      2,959,407      2,404,630
                                                                    ----------------   ------------
  End of period                                                     $      3,192,998   $  2,959,407
                                                                    ================   ============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R ALGER GROWTH FUND

                                                                                  CLASS A SHARES
                                             -----------------------------------------------------------------------------------
                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED
                                             FEBRUARY 28,                       YEAR ENDED AUGUST 31,
                                             ------------    -------------------------------------------------------------------
                                                2006            2005         2004 (1)      2003 (1)      2002 (4)        2001
                                             ------------    -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of
  Period                                     $      6.40     $      5.24   $      5.20   $      4.58   $      6.38   $     10.00
Income from investment operations
  Investment loss--net                             (0.02)          (0.02)        (0.06)        (0.04)        (0.12)        (0.21)
  Net realized and unrealized gain
   (loss) on investments                            0.25            1.18          0.10          0.66         (1.68)        (3.41)
                                             -----------     -----------   -----------   -----------   -----------   -----------
      Total from Investment Operations              0.23            1.16          0.04          0.62         (1.80)        (3.62)
                                             -----------     -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period               $      6.63     $      6.40   $      5.24   $      5.20   $      4.58   $      6.38
                                             ===========     ===========   ===========   ===========   ===========   ===========
                          Total Return (2)         12.41%**        22.14%         0.77%        13.54%       (28.21)%      (36.20)%
                                             ===========     ===========   ===========   ===========   ===========   ===========
RATIOS (IN PERCENTAGES)/
 SUPPLEMENTAL DATA
Net Assets, end of period                    $ 1,991,333     $ 1,815,584   $ 1,448,385   $ 1,071,035   $   698,670   $   608,836
Ratio of expenses with
  reimbursement to average net
  assets (3)                                        1.70%*          1.70%         1.70%         1.70%         3.54%         5.52%
Ratio of expenses without
  reimbursement to average net
  assets                                            3.31%*          3.63%         3.32%         4.76%         4.65%         5.52%
Ratio of net investment loss to
  average net assets                               (0.78)%*        (0.33)%       (1.06)%       (0.86)%       (2.64)%       (4.49)%
Portfolio turnover rate                           129.77%         256.52%       162.19%       222.55%       180.20%        65.24%

                                                                                  CLASS B SHARES
                                             -----------------------------------------------------------------------------------
                                             (UNAUDITED)
                                             SIX MONTHS
                                                ENDED
                                             FEBRUARY 28,                       YEAR ENDED AUGUST 31,
                                             ------------    -------------------------------------------------------------------
                                                2006            2005         2004 (1)      2003 (1)      2002 (4)        2001
                                             ------------    -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period         $      6.18     $      5.09   $      5.08   $      4.51   $      6.31   $     10.00
Income from investment operations
  Investment loss--net                             (0.05)          (0.06)        (0.09)        (0.07)        (0.15)        (0.13)
  Net realized and unrealized gain
  (loss) on investments                             0.25            1.15          0.10          0.64         (1.65)        (3.56)
                                             -----------     -----------   -----------   -----------   -----------   -----------
      Total from Investment Operations              0.20            1.09          0.01          0.57         (1.80)        (3.69)
                                             -----------     -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period               $      6.38     $      6.18   $      5.09   $      5.08   $      4.51   $      6.31
                                             ===========     ===========   ===========   ===========   ===========   ===========
                          Total Return (2)         11.46%**        21.41%         0.20%        12.64%       (28.53)%      (36.90)%
                                             ===========     ===========   ===========   ===========   ===========   ===========
RATIOS (IN PERCENTAGES)/
  SUPPLEMENTAL DATA
Net Assets, end of period                    $ 1,201,665     $ 1,143,823   $   956,245   $   836,200   $   653,702   $   456,784
Ratio of expenses with
  reimbursement to average net
  assets (3)                                        2.35%*          2.35%         2.35%         2.35%         4.13%         5.84%
Ratio of expenses without
  reimbursement to average net
  assets                                            4.06%*          4.51%         4.20%         5.53%         5.30%         5.84%
Ratio of net investment loss to
  average net assets                               (1.43)%*        (0.98)%       (1.71)%       (1.51)%       (3.24)%       (4.91)%
Portfolio turnover rate                           129.77%         256.52%       162.19%       222.55%       180.20%        65.24%

*    Ratios annualized
**   Returns are not annualized
(1) Per share information has been calculated using the average number of shares outstanding.
(2)  Does not include the effect of sales charge.
(3) SM&R has voluntarily agreed to waive or reduce expenses to 1.70% for Class A and 2.35% for Class B until April 30, 2006. Effective May 1, 2006 until April 30, 2007, the expenses will be waived or reduced to 1.45% for Class A and 2.10% for Class B.
(4) Per share information has been restated to reflect certain reclassifications.

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2006 (Unaudited)

SM&R GROWTH FUND

                                                                                 SHARES           VALUE
COMMON STOCKS

CONSUMER DISCRETIONARY--

HOUSEHOLD DURABLES--1.35%
Newell Rubbermaid Inc.                                                              19,100   $       475,017
Stanley Works (The)                                                                 19,600           982,744
                                                                                             ---------------
                                                                                                   1,457,761

MEDIA--2.21%
News Corp. (Class A)                                                                32,100           522,588
Walt Disney Co. (The)                                                               67,000         1,875,330
                                                                                             ---------------
                                                                                                   2,397,918

MULTI-LINE RETAIL--1.26%
J.C. Penney Co., Inc. (Holding Co.)                                                 11,600           680,224
Target Corp.                                                                        12,600           685,440
                                                                                             ---------------
                                                                                                   1,365,664

SPECIALTY RETAIL--3.21%
Bed Bath & Beyond Inc.*                                                             13,900           500,956
Best Buy Co., Inc.                                                                  15,600           840,216
Home Depot, Inc. (The)                                                              13,000           547,950
Limited Brands, Inc.                                                                39,300           930,231
Lowe's Companies, Inc.                                                               9,700           661,346
                                                                                             ---------------
                                                                                                   3,480,699
                                                                                             ---------------
                                          TOTAL CONSUMER DISCRETIONARY--8.03%                      8,702,042
                                                                                             ---------------
CONSUMER STAPLES--

BEVERAGES--2.42%
Coca-Cola Co. (The)                                                                 34,300         1,439,571
PepsiCo, Inc.                                                                       20,000         1,182,200
                                                                                             ---------------
                                                                                                   2,621,771

HOUSEHOLD PRODUCTS--2.21%
Procter & Gamble Co.                                                                40,000         2,397,200
                                                                                             ---------------
                                                TOTAL CONSUMER STAPLES--4.63%                      5,018,971
                                                                                             ---------------
ENERGY--

ENERGY EQUIPMENT & SERVICES--1.15%
Schlumberger Ltd.                                                                    6,600           759,000
Weatherford International Ltd.*                                                     11,200           482,944
                                                                                             ---------------
                                                                                                   1,241,944

OIL & GAS--7.62%
Anadarko Petroleum Corp.                                                             5,300           525,548
BP PLC ADR                                                                           3,800           252,396
ChevronTexaco Corp.                                                                 35,922         2,028,875
Exxon Mobil Corp.                                                                   72,800         4,322,136
Kerr-McGee Corp.                                                                     2,323           226,957
Royal Dutch Petroleum Co., ADR (Class A)                                            14,900           901,152
                                                                                             ---------------
                                                                                                   8,257,064
                                                                                             ---------------
                                                          TOTAL ENERGY--8.77%                      9,499,008
                                                                                             ---------------
FINANCIALS--

BANKS--5.12%
PNC Financial Services Group, Inc.                                                  30,000   $     2,110,500
U.S. Bancorp                                                                        54,085         1,671,767
Wachovia Corp.                                                                      21,300         1,194,291
Washington Mutual, Inc.                                                             13,400           572,180
                                                                                             ---------------
                                                                                                   5,548,738

DIVERSIFIED FINANCIALS--2.26%
Goldman Sachs Group, Inc. (The)                                                      5,000           706,450
JPMorgan Chase & Co.                                                                13,800           567,732
Morgan Stanley                                                                      19,700         1,175,302
                                                                                             ---------------
                                                                                                   2,449,484

INSURANCE--4.55%
Allstate Corp. (The)                                                                12,300           673,794
American International Group, Inc.                                                  29,260         1,941,694
Brown & Brown, Inc.                                                                 24,400           762,988
Prudential Financial, Inc.                                                          20,100         1,548,504
                                                                                             ---------------
                                                                                                   4,926,980
                                                                                             ---------------
                                                     TOTAL FINANCIALS--11.93%                     12,925,202
                                                                                             ---------------

HEALTH CARE--

BIOTECHNOLOGY--1.46%
Amgen Inc.*                                                                         15,100         1,139,899
Genzyme Corp.*                                                                       2,400           166,416
Gilead Sciences, Inc.*                                                               4,400           273,988
                                                                                             ---------------
                                                                                                   1,580,303

HEALTH CARE EQUIPMENT & SUPPLIES--0.80%
Medtronic, Inc.                                                                     16,100           868,595

PHARMACEUTICALS--1.71%
Abbott Laboratories                                                                 13,900           614,102
Eli Lilly & Co.                                                                     10,300           572,886
Merck & Co., Inc.                                                                   19,000           662,340
                                                                                             ---------------
                                                                                                   1,849,328
                                                                                             ---------------
                                                     TOTAL HEALTH CARE--3.97%                      4,298,226
                                                                                             ---------------
INDUSTRIALS--

AEROSPACE & DEFENSE--3.72%
Boeing Co.                                                                          16,400         1,192,116
Goodrich Corp.                                                                      17,300           723,832
Honeywell International Inc.                                                        14,500           593,775
Rockwell Collins, Inc.                                                              16,100           855,715
United Technologies Corp.                                                           11,300           661,050
                                                                                             ---------------
                                                                                                   4,026,488

                                                                                 SHARES           VALUE
COMMON STOCKS

BUILDING PRODUCTS--0.43%
American Standard Companies Inc.                                                    11,700   $       463,086

CONSTRUCTION & ENGINEERING--0.60%
Cemex S.A. de C.V. ADR                                                              10,600           654,656

MACHINERY--0.68%
Danaher Corp.                                                                       12,200           739,076
                                                                                             ---------------
                                                     TOTAL INDUSTRIALS--5.43%                      5,883,306
                                                                                             ---------------
INFORMATION TECHNOLOGY--

COMMUNICATIONS EQUIPMENT--2.77%
Cisco Systems, Inc.*                                                                84,500         1,710,280
Motorola, Inc.                                                                      30,900           661,260
Nokia Oyj ADR                                                                       34,100           633,578
                                                                                             ---------------
                                                                                                   3,005,118

COMPUTERS & PERIPHERALS--0.98%
EMC Corp.*                                                                          30,800           431,816
Hewlett-Packard Co.                                                                 19,000           623,390
                                                                                             ---------------
                                                                                                   1,055,206

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.16%
Agilent Technologies, Inc.*                                                          4,800           172,800

SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.00%
Analog Devices, Inc.                                                                 3,900           148,746
KLA-Tencor Corp.                                                                     2,900           151,467
Linear Technology Corp.                                                             15,200           560,272
Maxim Integrated Products, Inc.                                                      3,400           132,906
Xilinx, Inc.                                                                         3,100            84,568
                                                                                             ---------------
                                                                                                   1,077,959

SOFTWARE--0.89%
Intuit Inc.*                                                                         3,100           150,598
Oracle Corp.*                                                                       65,700           815,994
                                                                                             ---------------
                                                                                                     966,592
                                                                                             ---------------
                                          TOTAL INFORMATION TECHNOLOGY--5.80%                      6,277,675
                                                                                             ---------------
MATERIALS--

CHEMICALS--0.34%
PPG Industries, Inc.                                                                 6,000           363,780

CONTAINERS & PACKAGING--0.66%
Sealed Air Corp.*                                                                   12,500           711,000

PAPER & FOREST PRODUCTS--0.96%
Deltic Timber Corp.                                                                 20,000         1,045,200
                                                                                             ---------------
                                                       TOTAL MATERIALS--1.96%                      2,119,980
                                                                                             ---------------
TELECOMMUNICATION SERVICES--

DIVERSIFIED TELECOMMUNICATION SERVICES--1.27%
Sprint Nextel Corp.                                                                 34,007   $       817,188
Verizon Communications Inc.                                                         16,400           552,680
                                                                                             ---------------
                                                                                                   1,369,868
                                                                                             ---------------
                                      TOTAL TELECOMMUNICATION SERVICES--1.27%                      1,369,868
UTILITIES--

ELECTRIC UTILITIES--1.46%
Ameren Corp.                                                                        11,100           562,437
Exelon Corp.                                                                         9,100           519,701
Wisconsin Energy Corp.                                                              12,100           494,527
                                                                                             ---------------
                                                                                                   1,576,665

GAS UTILITIES--1.18%
El Paso Corp.                                                                       30,400           397,632
Kinder Morgan, Inc.                                                                  4,800           445,344
Sempra Energy                                                                        9,200           440,128
                                                                                             ---------------
                                                                                                   1,283,104
                                                                                             ---------------
                                                       TOTAL UTILITIES--2.64%                      2,859,769
                                                                                             ---------------
                                                   TOTAL COMMON STOCK--54.43%
                                                           (Cost $43,777,958)                     58,954,047
                                                                                             ---------------
MONEY MARKET FUND

SM&R Money Market Fund, 3.99%(a)                                                       276               276
                                                                                             ---------------
                                               TOTAL MONEY MARKET FUND--0.00%
                                                                  (Cost $276)                            276
                                                                                             ---------------

                                                                                  FACE
                                                                                 AMOUNT
COMMERCIAL PAPER

FOOD PRODUCTS--0.11%
Kraft Foods Inc., 4.51%, 3/02/06                                              $    119,000           118,985

INSURANCE--1.32%
Alfa Corporation, 4.50%, 3/01/06                                                 1,434,000         1,434,000

TEXTILES & APPAREL--1.31%
VF Corp., 4.57%, 3/03/06                                                         1,415,000         1,414,641
                                                                                            ---------------
                                                TOTAL COMMERCIAL PAPER--2.74%
                                                            (Cost $2,967,626)                      2,967,626
                                                                                             ---------------
                                                    TOTAL INVESTMENTS--57.17%
                                                           (Cost $46,745,860)                     61,921,949
                              CASH AND OTHER ASSETS, LESS LIABILITIES--42.83%                     46,396,237
                                                                                             ---------------
                                                          NET ASSETS--100.00%                $   108,318,186
                                                                                             ===============

*--Non-income producing securities

ABBREVIATIONS

ADR--American Depositary Receipt

NOTE TO SCHEDULE OF INVESTMENTS

(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2006. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Growth Fund are affiliated by having the same investment adviser.

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

Consumer Discretionary             14.05%
Consumer Staples                    8.11%
Energy                             15.34%
Financials                         20.87%
Health Care                         6.94%
Industrials                         9.50%
Information Technology             10.14%
Materials                           3.43%
Miscellaneous                       4.79%
Telecommunication Services          2.21%
Utilities                           4.62%

STATEMENT OF ASSETS AND LIABILITIES February 28, 2006 (Unaudited)

SM&R GROWTH FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $46,745,584)      $    61,921,673
Investment in affiliated money market fund (Cost $276)                               276
                                                                         ---------------
  Total investments (Cost $46,745,860)                                        61,921,949
Prepaid expenses                                                                  38,569
Receivable for:
  Investment securities sold                                                  46,811,997
  Capital stock sold                                                              18,921
  Dividends                                                                      225,265
  Expense reimbursement                                                            2,190
Other assets                                                                      93,341
                                                                         ---------------
                                                          TOTAL ASSETS       109,112,232
                                                                         ---------------
LIABILITIES
Investment securities purchased                                                  440,398
Capital stock reacquired                                                         124,002
Payable to investment adviser for fund expenses                                   94,819
Accrued:
  Investment advisory fee                                                         61,495
  Service fee                                                                     20,445
  Distribution fee                                                                10,179
Other liabilities                                                                 42,708
                                                                         ---------------
                                                     TOTAL LIABILITIES           794,046
                                                                         ---------------
                         NET ASSETS (applicable to shares outstanding)   $   108,318,186
                                                                         ===============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                               $    96,009,354
Undistributed net investment income                                              188,155
Accumulated net realized loss on investments                                  (3,055,412)
Net unrealized appreciation of investments                                    15,176,089
                                                                         ---------------
Net Assets                                                               $   108,318,186
                                                                         ===============
NET ASSETS:
Class A                                                                  $     6,068,914

Class B                                                                  $     3,250,316

Class T                                                                  $    98,998,956
                                                                         ---------------
  TOTAL NET ASSETS:                                                      $   108,318,186
                                                                         ===============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                                  50,000,000
  Outstanding                                                                  1,432,949

Class B:
  Authorized                                                                  25,000,000
  Outstanding                                                                    784,027

Class T:
  Authorized                                                                  95,000,000
  Outstanding                                                                 22,881,612

Class A:
  Net asset value and redemption price per share                         $          4.24
  Offering price per share: (Net Assets value of $4.24 / 95%)            $          4.46

Class B:
  Net asset value and offering price per share                           $          4.15

Class T:
  Net asset value and redemption price per share                         $          4.33
  Offering price per share: (Net Assets value of $4.33 / 94.25%)         $          4.59

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2006 (Unaudited)

SM&R GROWTH FUND

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $2,560)                        $       994,453
Interest                                                                          67,220
Interest from affiliated money market fund                                           251
                                                                         ---------------
                                               TOTAL INVESTMENT INCOME         1,061,924
                                                                         ---------------
EXPENSES
Investment advisory fees                                                         401,987
Service fees                                                                     133,595
Professional fees                                                                  9,950
Custody and transaction fees                                                      11,966
Directors' fees                                                                    2,903
Insurance expenses                                                                20,871
Compliance expense                                                                 8,981
Qualification fees
  Class A                                                                          3,830
  Class B                                                                          3,591
  Class T                                                                         11,504
Shareholder reporting expenses
  Class A                                                                          4,798
  Class B                                                                          2,677
  Class T                                                                         30,236
Distribution fees
  Class A                                                                          7,583
  Class B                                                                         12,867
                                                                         ---------------
                                                        TOTAL EXPENSES           667,339
                                              LESS EXPENSES REIMBURSED           (13,700)
                                                                         ---------------
                                                          NET EXPENSES           653,639
                                                                         ---------------
INVESTMENT INCOME--NET                                                           408,285
                                                                         ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                            14,634,459
  Change in unrealized depreciation of investments                           (10,694,352)
                                                                         ---------------
NET GAIN ON INVESTMENTS                                                        3,940,107
                                                                         ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $     4,348,392
                                                                         ===============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R GROWTH FUND

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED       YEAR ENDED
                                                                 FEBRUARY 28,         AUGUST 31,
                                                               ----------------    ---------------
                                                                     2006                2005
                                                               ----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment income--net                                       $        408,285    $     1,342,227
  Net realized gain on investments                                   14,634,459         11,214,235
  Change in unrealized depreciation of investments                  (10,694,352)        (2,651,055)
                                                               ----------------    ---------------
  Net increase in net assets resulting from operations                4,348,392          9,905,407
                                                               ----------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                             (19,469)           (65,264)
    Class B                                                              (6,567)           (24,873)
    Class T                                                            (365,517)        (1,228,147)
                                                               ----------------    ---------------
    Total distributions to shareholders                                (391,553)        (1,318,284)
                                                               ----------------    ---------------
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                            (303,384)          (318,767)
    Class B                                                            (323,754)          (161,881)
    Class T                                                          (6,264,396)       (10,991,288)
                                                               ----------------    ---------------
    Total capital share transactions--net                            (6,891,534)       (11,471,936)
                                                               ----------------    ---------------
TOTAL DECREASE                                                       (2,934,695)        (2,884,813)
NET ASSETS
  Beginning of period                                               111,252,881        114,137,694
                                                               ----------------    ---------------
  End of period                                                $    108,318,186    $   111,252,881
                                                               ================    ===============
  Undistributed Net Investment Income                          $        188,155    $       171,424
                                                               ================    ===============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R GROWTH FUND

                                                                     CLASS A SHARES
                              ------------------------------------------------------------------------------------------------
                              (UNAUDITED)                                                            EIGHT
                               SIX MONTHS                                                            MONTHS           YEAR
                                 ENDED                                                               ENDED           ENDED
                              FEBRUARY 28,                   YEAR ENDED AUGUST 31,                 AUGUST 31,     DECEMBER 31,
                              ------------     -------------------------------------------------   ----------     ------------
                                  2006            2005         2004         2003         2002         2001            2000
                              ------------     ----------   ----------   ----------   ----------   ----------     ------------
Net Asset Value, Beginning
 of Period                    $       4.09     $     3.79   $     3.45   $     3.15   $     4.18   $     5.55     $       6.73
Income from investment
 operations
  Investment income
   (loss)--net                        0.01           0.04         0.02         0.01        (0.01)          --             0.01
  Net realized and
   unrealized gain (loss)
   on investments                     0.15           0.30         0.34         0.30        (1.02)       (1.37)           (0.66)
                              ------------     ----------   ----------   ----------   ----------   ----------     ------------
       Total from Investment
                  Operations          0.16           0.34         0.36         0.31        (1.03)       (1.37)           (0.65)
Less distributions
  Investment income--net             (0.01)         (0.04)       (0.02)       (0.01)          --           --            (0.01)
  Capital gains                         --             --           --           --           --           --            (0.52)
                              ------------     ----------   ----------   ----------   ----------   ----------     ------------
         Total Distributions         (0.01)         (0.04)       (0.02)       (0.01)          --           --            (0.53)
                              ------------     ----------   ----------   ----------   ----------   ----------     ------------
Net Asset Value, End of
 Period                       $       4.24     $     4.09   $     3.79   $     3.45   $     3.15   $     4.18     $       5.55
                              ============     ==========   ==========   ==========   ==========   ==========     ============
            Total Return (1)          9.10%**        9.05%       10.41%       10.00%      (24.61)%     (24.68)%**        (8.76)%
                              ============     ==========   ==========   ==========   ==========   ==========     ============
RATIOS (IN PERCENTAGES)/
 SUPPLEMENTAL DATA
Net Assets, end of period
 (000's omitted)              $      6,069     $    6,154   $    6,017   $    5,039   $    5,287   $    5,971     $      6,856
Ratio of expenses with
 reimbursement to average
 net assets (2)                       1.36%*         1.36%        1.36%        1.36%        1.47%        1.50%*           1.30%
Ratio of expenses without
 reimbursement to average
 net assets                           1.62%*         1.69%        1.54%        1.60%        1.55%        1.50%*           1.30%
Ratio of net investment
 income (loss) to average
 net assets                           0.59%*         1.03%        0.44%        0.42%       (0.03)%      (0.13)%*         (0.02)%
Portfolio turnover rate               9.50%         24.18%        4.93%       22.97%       41.74%       18.28%           19.68%

                                                                     CLASS B SHARES
                             --------------------------------------------------------------------------------------------------
                             (UNAUDITED)                                                              EIGHT
                              SIX MONTHS                                                              MONTHS           YEAR
                                ENDED                                                                 ENDED           ENDED
                             FEBRUARY 28,                     YEAR ENDED AUGUST 31,                 AUGUST 31,     DECEMBER 31,
                             ------------     ---------------------------------------------------   ----------     ------------
                                 2006            2005         2004         2003           2002         2001            2000
                             ------------     ----------   ----------   ----------     ----------   ----------     ------------
Net Asset Value, Beginning
 of Period                   $       4.00     $     3.72   $     3.39   $     3.11     $     4.13   $     5.47     $       6.66
Income from investment
 operations
  Investment income
   (loss)--net                         --           0.02         0.01        (0.01)         (0.02)       (0.02)           (0.02)
  Net realized and
   unrealized gain (loss)
   on investments                    0.16           0.29         0.33         0.29          (1.00)       (1.32)           (0.65)
                             ------------     ----------   ----------   ----------     ----------   ----------     ------------
       Total from Investment
                  Operations         0.16           0.31         0.34         0.28          (1.02)       (1.34)           (0.67)
Less distributions
  Investment income--net            (0.01)         (0.03)       (0.01)       (0.00)***         --           --               --
  Capital gains                        --             --           --           --             --           --            (0.52)
                             ------------     ----------   ----------   ----------     ----------   ----------     ------------
         Total Distributions       (0.01)         (0.03)       (0.01)          --             --           --            (0.52)
                             ------------     ----------   ----------   ----------     ----------   ----------     ------------
Net Asset Value, End of
 Period                      $       4.15     $     4.00   $     3.72   $     3.39     $     3.11   $     4.13     $       5.47
                             ============     ==========   ==========   ==========     ==========   ==========     ============
            Total Return (1)         9.31%**        8.27%        9.93%        9.12%        (24.70)%     (24.50)%**        (9.17)%
                             ============     ==========   ==========   ==========     ==========   ==========     ============
RATIOS (IN PERCENTAGES)/
 SUPPLEMENTAL DATA
Net Assets, end of period
 (000's omitted)             $      3,250     $    3,456   $    3,365   $    2,700     $    2,587   $    2,826     $      3,382
Ratio of expenses with
 reimbursement to average
 net assets (2)                      1.86%*         1.86%        1.86%        1.86%          1.97%        2.00%*           1.89%
Ratio of expenses without
 reimbursement to average
 net assets                          2.20%*         2.20%        2.09%        2.24%          2.19%        2.00%*           1.89%
Ratio of net investment
 income (loss) to average
 net assets                          0.09%*         0.52%       (0.06)%      (0.08)%        (0.53)%      (0.78)%*         (0.66)%
Portfolio turnover rate              9.50%         24.18%        4.93%       22.97%         41.74%       18.28%           19.68%

*    Ratios annualized
**   Returns are not annualized
***  Amount less than $0.01
(1)  Does not include the effect of sales charge
(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.36% for Class A and 1.86% for Class B until December 31, 2006.

See notes to financial statements.

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R GROWTH FUND

                                                                    CLASS T SHARES
                             ------------------------------------------------------------------------------------------------
                             (UNAUDITED)                                                           EIGHT
                              SIX MONTHS                                                           MONTHS           YEAR
                                ENDED                                                               ENDED          ENDED
                             FEBRUARY 28,                    YEAR ENDED AUGUST 31,                AUGUST 31,     DECEMBER 31,
                             ------------     -------------------------------------------------   ----------     ------------
                                 2006            2005         2004         2003         2002         2001            2000
                             ------------     ----------   ----------   ----------   ----------   ----------     ------------
Net Asset Value, Beginning
 of Period                   $       4.17     $     3.87   $     3.52   $     3.21   $     4.25   $     5.60     $       6.77
Income from investment
 operations
  Investment income--net             0.02           0.05         0.03         0.03         0.01         0.01             0.03
  Net realized and
   unrealized gain (loss)
   on investments                    0.16           0.30         0.35         0.30        (1.04)       (1.35)           (0.65)
                             ------------     ----------   ----------   ----------   ----------   ----------     ------------
       Total from Investment
                  Operations         0.18           0.35         0.38         0.33        (1.03)       (1.34)           (0.62)
Less distributions
  Investment income--net            (0.02)         (0.05)       (0.03)       (0.02)       (0.01)       (0.01)           (0.03)
  Capital gains                        --             --           --           --           --           --            (0.52)
                             ------------     ----------   ----------   ----------   ----------   ----------     ------------
         Total Distributions        (0.02)         (0.05)       (0.03)       (0.02)       (0.01)       (0.01)           (0.55)
                             ------------     ----------   ----------   ----------   ----------   ----------     ------------
Net Asset Value, End of
 Period                      $       4.33     $     4.17   $     3.87   $     3.52   $     3.21   $     4.25     $       5.60
                             ============     ==========   ==========   ==========   ==========   ==========     ============
            Total Return (1)         9.94%**        9.01%       10.67%       10.30%      (24.24)%     (23.99)%**        (8.25)%
                             ============     ==========   ==========   ==========   ==========   ==========     ============
RATIOS (IN PERCENTAGES)/
 SUPPLEMENTAL DATA
Net Assets, End of Period
 (000's omitted)             $     98,999     $  101,643   $  104,756   $  100,383   $   98,912   $  140,530     $    194,150
Ratio of expenses to
 average net assets                  1.17%*         1.19%        1.12%        1.15%        1.10%        1.08%*           0.81%
Ratio of net investment
 income to average
 net assets                          0.78%*         1.20%        0.68%        0.63%        0.34%        0.31%*           0.47%
Portfolio turnover rate              9.50%         24.18%        4.93%       22.97%       41.74%       18.28%           19.68%

*    Ratios annualized
**   Returns are not annualized
(1)  Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2006 (Unaudited)

SM&R EQUITY INCOME FUND

                                                                                 SHARES           VALUE
COMMON STOCKS

CONSUMER DISCRETIONARY--

AUTOMOBILES--1.82%
Ford Motor Co.                                                                     123,000   $       980,310
General Motors Corp.                                                                48,900           993,159
                                                                                             ---------------
                                                                                                   1,973,469

HOUSEHOLD DURABLES--1.77%
Newell Rubbermaid Inc.                                                              17,800           442,686
Stanley Works (The)                                                                 17,900           897,506
Tupperware Corp.                                                                    27,600           584,844
                                                                                             ---------------
                                                                                                   1,925,036

MEDIA--3.49%
Time Warner Inc.                                                                   110,700         1,916,217
Walt Disney Co. (The)                                                               66,900         1,872,531
                                                                                             ---------------
                                                                                                   3,788,748
MULTI-LINE RETAIL--0.54%
Target Corp.                                                                        10,900           592,960

SPECIALTY RETAIL--3.30%
Best Buy Co., Inc.                                                                  16,050           864,453
Limited Brands, Inc.                                                                46,900         1,110,123
Lowe's Companies, Inc.                                                              13,000           886,340
Staples, Inc.                                                                       29,550           725,157
                                                                                             ---------------
                                                                                                   3,586,073
                                                                                             ---------------
                                          TOTAL CONSUMER DISCRETIONARY--10.92%                    11,866,286
                                                                                             ---------------

CONSUMER STAPLES--

BEVERAGES--2.47%
Coca-Cola Co. (The)                                                                 25,700         1,078,629
PepsiCo, Inc.                                                                       27,200         1,607,792
                                                                                             ---------------
                                                                                                   2,686,421

FOOD PRODUCTS--3.57%
ConAgra Foods, Inc.                                                                 53,100         1,116,693
H.J. Heinz Co.                                                                      19,000           719,530
McCormick & Co., Inc.                                                               19,500           640,185
Sara Lee Corp.                                                                      57,700         1,019,559
Sensient Technologies Corp.                                                         21,500           385,280
                                                                                             ---------------
                                                                                                   3,881,247

FOOD & DRUG RETAILING--2.35%
Wal-Mart Stores, Inc.                                                               56,300         2,553,768

HOUSEHOLD PRODUCTS--1.82%
Kimberly-Clark Corp.                                                                13,600           804,848
Procter & Gamble Co.                                                                19,500         1,168,635
                                                                                             ---------------
                                                                                                   1,973,483

TOBACCO--3.18%
Altria Group, Inc.                                                                  14,700   $     1,056,930
Reynolds American Inc.                                                              12,949         1,374,536
UST Inc.                                                                            26,200         1,018,656
                                                                                             ---------------
                                                                                                   3,450,122
                                                                                             ---------------
                                                TOTAL CONSUMER STAPLES--13.39%                    14,545,041
                                                                                             ---------------

ENERGY--

ENERGY EQUIPMENT & SERVICES--2.17%
Schlumberger Ltd.                                                                   11,400         1,311,000
Weatherford International Ltd.*                                                     24,400         1,052,128
                                                                                             ---------------
                                                                                                   2,363,128

OIL & GAS--8.94%
Anadarko Petroleum Corp.                                                            13,600         1,348,576
BP PLC ADR                                                                          17,510         1,163,014
ChevronTexaco Corp.                                                                 39,026         2,204,188
Enterprise Products Partner L.P.                                                    10,700           259,796
Exxon Mobil Corp.                                                                   62,100         3,686,877
Royal Dutch Shell PLC ADR (Class A)                                                 17,300         1,046,304
                                                                                             ---------------
                                                                                                   9,708,755
                                                                                             ---------------
                                                          TOTAL ENERGY--11.11%                    12,071,883
                                                                                             ---------------

FINANCIALS--

BANKS--10.68%
AmSouth Bancorporation                                                              22,300           618,825
Bank of America Corp.                                                               48,700         2,232,895
Fifth Third Bancorp                                                                 27,700         1,070,605
KeyCorp                                                                             17,100           637,317
National City Corp.                                                                 31,100         1,082,280
PNC Financial Services Group, Inc.                                                  33,400         2,349,690
U.S. Bancorp                                                                        33,700         1,041,667
Washington Mutual, Inc.                                                             13,700           584,990
Wells Fargo & Co.                                                                   30,900         1,983,780
                                                                                             ---------------
                                                                                                  11,602,049

DIVERSIFIED FINANCIALS--6.54%
Allied Capital Corp.                                                                20,500           601,470
Citigroup Inc.                                                                      68,400         3,171,708
Morgan Stanley                                                                      11,500           686,090
Principal Financial Group, Inc.                                                     16,700           813,624
Weingarten Realty Investors                                                         46,350         1,825,263
                                                                                             ---------------
                                                                                                   7,098,155

INSURANCE--4.41%
Allstate Corp. (The)                                                                12,600           690,228
American International Group, Inc.                                                  16,600         1,101,576
Genworth Financial Inc. (Class A)                                                   16,800           534,576
Prudential Financial, Inc.                                                          19,700         1,517,688
St. Paul Travelers Companies, Inc. (The)                                            21,956           943,669
                                                                                             ---------------
                                                                                                   4,787,737


                                                                                 SHARES           VALUE
COMMON STOCKS

REAL ESTATE--2.56%
Health Care Property Investors, Inc.                                                45,200   $     1,241,644
Plum Creek Timber Co., Inc.                                                         41,500         1,541,725
                                                                                             ---------------
                                                                                                   2,783,369
                                                                                             ---------------
                                                     TOTAL FINANCIALS--24.19%                     26,271,310
                                                                                             ---------------
HEALTH CARE--

HEALTH CARE EQUIPMENT & SUPPLIES--1.55%
Beckman Coulter, Inc.                                                               11,400           615,030
Biomet, Inc.                                                                        14,600           531,440
Zimmer Holdings, Inc.*                                                               7,760           536,837
                                                                                             ---------------
                                                                                                   1,683,307

HEALTH CARE PROVIDERS & SERVICES--0.98%
Health Management Associates, Inc. (Class A)                                        22,700           483,283
Patterson Companies Inc.*                                                           16,200           583,848
                                                                                             ---------------
                                                                                                   1,067,131
PHARMACEUTICALS--6.64%
Bristol-Myers Squibb Co.                                                            37,600           868,560
Johnson & Johnson                                                                   39,200         2,259,880
Merck & Co., Inc.                                                                   25,300           881,958
Pfizer Inc.                                                                         85,580         2,241,340
Wyeth                                                                               19,300           961,140
                                                                                             ---------------
                                                                                                   7,212,878
                                                                                             ---------------
                                                     TOTAL HEALTH CARE--9.17%                      9,963,316
                                                                                             ---------------
INDUSTRIALS--

AEROSPACE & DEFENSE--1.55%
United Technologies Corp.                                                           28,800         1,684,800

BUILDING PRODUCTS--0.45%
American Standard Companies Inc.                                                    12,300           486,834

COMMERCIAL SERVICES & SUPPLIES--0.59%
ServiceMaster Co. (The)                                                             51,500           644,780

INDUSTRIAL CONGLOMERATES--6.07%
3M Co.                                                                              10,200           750,618
General Electric Co.                                                               116,250         3,821,138
Textron Inc.                                                                        17,600         1,550,736
Tyco International Ltd.                                                             18,300           471,957
                                                                                             ---------------
                                                                                                   6,594,449

MACHINERY--0.68%
Illinois Tool Works Inc.                                                             8,600           738,224
                                                                                             ---------------
                                                     TOTAL INDUSTRIALS--9.34%                     10,149,087
                                                                                             ---------------
MATERIALS--

CHEMICALS--1.84%
Dow Chemical Co.                                                                    20,100   $       864,903
Ecolab Inc.                                                                          7,100           256,949
E.I. du Pont de Nemours and Co.                                                     11,100           446,664
PPG Industries, Inc.                                                                 7,200           436,536
                                                                                             ---------------
                                                                                                   2,005,052

METALS & MINING--0.50%
Alcoa Inc.                                                                          18,400           539,488
                                                                                             ---------------
                                                       TOTAL MATERIALS--2.34%                      2,544,540
                                                                                             ---------------
TELECOMMUNICATION SERVICES--

DIVERSIFIED TELECOMMUNICATION SERVICES--3.75%
ALLTEL Corp.                                                                         9,650           609,398
AT&T Inc.                                                                           23,500           648,365
Citizens Communication Co.                                                          86,000         1,148,100
Verizon Communications Inc.                                                         49,400         1,664,780
                                                                                             ---------------
                                                                                                   4,070,643
                                                                                             ---------------
                                      TOTAL TELECOMMUNICATION SERVICES--3.75%                      4,070,643
                                                                                             ---------------
UTILITIES--

ELECTRIC UTILITIES--6.63%
Ameren Corp.                                                                        15,200           770,184
Consolidated Edison, Inc.                                                           23,100         1,059,597
DTE Energy Co.                                                                      24,800         1,073,840
Duke Energy Corp.                                                                   38,600         1,096,240
Entergy Corp.                                                                        4,600           333,546
Pinnacle West Capital Corp.                                                         25,500         1,046,775
Progress Energy, Inc.                                                               25,000         1,109,500
Southern Co. (The)                                                                  10,000           340,300
Xcel Energy, Inc.                                                                   20,000           371,200
                                                                                             ---------------
                                                                                                   7,201,182
GAS UTILITIES--3.00%
Nicor Inc.                                                                          26,100         1,120,473
NiSource Inc.                                                                       51,600         1,059,348
Peoples Energy Corp.                                                                29,400         1,079,274
                                                                                             ---------------
                                                                                                   3,259,095
                                                                                             ---------------
                                                       TOTAL UTILITIES--9.63%                     10,460,277
                                                                                             ---------------
                                                   TOTAL COMMON STOCK--93.84%
                                                           (Cost $83,050,771)                    101,942,383
                                                                                             ---------------
MONEY MARKET FUND

SM&R Money Market Fund, 3.99%(a)                                          120                            120
                                                                                             ---------------
                                               TOTAL MONEY MARKET FUND--0.00%
                                                                  (Cost $120)                            120
                                                                                             ---------------

                                                                                  FACE
                                                                                 AMOUNT            VALUE
COMMERCIAL PAPER

FOOD PRODUCTS--0.94%
Kraft Foods Inc., 4.51%, 03/02/06                                             $  1,017,000    $     1,016,873

GAS UTILITIES--3.90%
Laclede Gas Co., 4.52%, 03/01/06                                                 4,235,000          4,235,000

TEXTILES & APPAREL--1.33%
VF Corp., 4.57%, 03/03/06                                                        1,448,000          1,447,632
                                                                                              ---------------
                                                TOTAL COMMERCIAL PAPER--6.17%
                                                            (Cost $6,699,505)                       6,699,505
                                                                                              ---------------
                                                   TOTAL INVESTMENTS--100.01%
                                                           (Cost $89,750,396)                     108,642,008
                               LIABILITIES IN EXCESS OF OTHER ASSETS--(0.01)%                         (11,255)
                                                                                              ---------------
                                                          NET ASSETS--100.00%                 $   108,630,753
                                                                                              ===============

*--Non-income producing securities

ABBREVIATIONS

ADR--American Depositary Receipt

NOTE TO SCHEDULE OF INVESTMENTS

(a) The rate quoted is the annualized seven-day yield of the fund at February 28, 2006. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Equity Income Fund are affiliated by having the same investment adviser.

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

Consumer Discretionary              10.92%
Consumer Staples                    13.39%
Energy                              11.11%
Financials                          24.18%
Health Care                          9.17%
Industrials                          9.34%
Materials                            2.34%
Miscellaneous                        6.17%
Telecommunication Services           3.75%
Utilities                            9.63%

STATEMENT OF ASSETS AND LIABILITIES February 28, 2006 (Unaudited)

SM&R EQUITY INCOME FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $89,750,276)      $   108,641,888
Investment in affiliated money market fund (Cost $120)                               120
                                                                         ---------------
  Total investments (Cost $89,750,396)                                       108,642,008
Prepaid expenses                                                                  41,636
Receivable for:
  Capital stock sold                                                               6,538
  Dividends                                                                      315,164
  Expense reimbursement                                                            3,284
Other assets                                                                      62,725
                                                                         ---------------
                                                          TOTAL ASSETS       109,071,355
                                                                         ---------------
LIABILITIES
Capital stock reacquired                                                         236,533
Payable to investment adviser for fund expenses                                   74,478
Accrued:
  Investment advisory fee                                                         61,902
  Service fee                                                                     20,576
  Distribution fee                                                                19,415
Other liabilities                                                                 27,698
                                                                         ---------------
                                                     TOTAL LIABILITIES           440,602
                                                                         ---------------
                         NET ASSETS (applicable to shares outstanding)   $   108,630,753
                                                                         ===============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                               $    87,453,104
Undistributed net investment income                                              323,553
Accumulated net realized gain on investments                                   1,962,484
Net unrealized appreciation of investments                                    18,891,612
                                                                         ---------------
Net Assets                                                               $   108,630,753
                                                                         ===============
NET ASSETS:
Class A                                                                  $     8,979,422

Class B                                                                  $     7,026,126

Class T                                                                  $    92,625,205
                                                                         ---------------
  TOTAL NET ASSETS:                                                      $   108,630,753
                                                                         ===============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                                  50,000,000
  Outstanding                                                                    405,007

Class B:
  Authorized                                                                  25,000,000
  Outstanding                                                                    328,451

Class T:
  Authorized                                                                  75,000,000
  Outstanding                                                                  4,035,137

Class A:
  Net asset value and redemption price per share                         $         22.17
  Offering price per share: (Net Assets value of $22.17 / 95%)           $         23.34

Class B:
  Net asset value and offering price per share                           $         21.39

Class T:
  Net asset value and redemption price per share                         $         22.95
  Offering price per share: (Net Assets value of $22.95 / 94.25%)        $         24.35

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2006 (Unaudited)

SM&R EQUITY INCOME FUND

INVESTMENT INCOME
Dividends (Net of foreign tax withheld of $2,879)                        $     1,326,929
Interest                                                                          61,796
Interest from affiliated money market fund                                           153
                                                                         ---------------
                                               TOTAL INVESTMENT INCOME         1,388,878
                                                                         ---------------
EXPENSES
Investment advisory fees                                                         403,630
Service fees                                                                     134,120
Professional fees                                                                  9,950
Custody and transaction fees                                                      11,747
Directors' fees                                                                    2,903
Insurance expenses                                                                21,018
Compliance expense                                                                 9,050
Qualification fees
  Class A                                                                          4,202
  Class B                                                                          4,119
  Class T                                                                         10,461
Shareholder reporting expenses
  Class A                                                                          3,265
  Class B                                                                          2,927
  Class T                                                                         16,971
Distribution fees
  Class A                                                                         11,007
  Class B                                                                         28,166
                                                                         ---------------
                                                        TOTAL EXPENSES           673,536
                                              LESS EXPENSES REIMBURSED           (20,562)
                                                                         ---------------
                                                          NET EXPENSES           652,974
                                                                         ---------------
INVESTMENT INCOME--NET                                                           735,904
                                                                         ---------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                             2,211,534
  Change in unrealized appreciation of investments                             1,464,261
                                                                         ---------------
NET GAIN ON INVESTMENTS                                                        3,675,795
                                                                         ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $     4,411,699
                                                                         ===============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R EQUITY INCOME FUND

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED       YEAR ENDED
                                                                 FEBRUARY 28,         AUGUST 31,
                                                               ----------------    ---------------
                                                                      2006              2005
                                                               ----------------    ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                       $        735,904    $     1,854,500
  Net realized gain on investments                                    2,211,534          8,257,550
  Change in unrealized appreciation of investments                    1,464,261            148,670
                                                               ----------------    ---------------
  Net increase in net assets resulting from operations                4,411,699         10,260,720
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                             (49,644)          (147,054)
    Class B                                                             (33,381)           (97,366)
    Class T                                                            (540,939)        (1,611,802)
  Capital gains
    Class A                                                            (694,010)          (194,102)
    Class B                                                            (618,906)          (179,300)
    Class T                                                          (7,130,605)        (2,210,425)
                                                               ----------------    ---------------
    Total distributions to shareholders                              (9,067,485)        (4,440,049)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                             291,024            615,300
    Class B                                                            (349,615)             2,101
    Class T                                                             768,556         (7,101,984)
                                                               ----------------    ---------------
    Total capital share transactions--net                               709,965         (6,484,583)
                                                               ----------------    ---------------
TOTAL DECREASE                                                       (3,945,821)          (663,912)
NET ASSETS
  Beginning of Period                                               112,576,574        113,240,486
                                                               ----------------    ---------------
  End of Period                                                $    108,630,753    $   112,576,574
                                                               ================    ===============
  Undistributed Net Investment Income                          $        323,553    $       211,614
                                                               ================    ===============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R EQUITY INCOME FUND

                                                                   CLASS A SHARES
                             ------------------------------------------------------------------------------------------------
                             (UNAUDITED)                                                            EIGHT
                              SIX MONTHS                                                            MONTHS           YEAR
                                ENDED                                                               ENDED           ENDED
                             FEBRUARY 28,                   YEAR ENDED AUGUST 31,                 AUGUST 31,     DECEMBER 31,
                             ------------     -------------------------------------------------   ----------     ------------
                                 2006            2005         2004         2003         2002         2001            2000
                             ------------     ----------   ----------   ----------   ----------   ----------     ------------
Net Asset Value, Beginning
 of Period                   $      23.22     $    22.11   $    20.03   $    19.04   $    22.72   $    25.19     $      24.79
Income from investment
 operations
  Investment income--net             0.15           0.35         0.26         0.22         0.18         0.16             0.36
  Net realized and
   unrealized gain (loss)
   on investments                    0.78           1.68         2.10         1.01        (3.63)       (2.49)            1.50
                             ------------     ----------   ----------   ----------   ----------   ----------     ------------
       Total from Investment
                  Operations         0.93           2.03         2.36         1.23        (3.45)       (2.33)            1.86
Less distributions
  Investment income--net            (0.13)         (0.39)       (0.28)       (0.24)       (0.23)       (0.14)           (0.38)
  Capital gains                     (1.85)         (0.53)          --           --           --           --            (1.08)
                             ------------     ----------   ----------   ----------   ----------   ----------     ------------
         Total Distributions        (1.98)         (0.92)       (0.28)       (0.24)       (0.23)       (0.14)           (1.46)
                             ------------     ----------   ----------   ----------   ----------   ----------     ------------
Net Asset Value, End of
 Period                      $      22.17     $    23.22   $    22.11   $    20.03   $    19.04   $    22.72     $      25.19
                             ============     ==========   ==========   ==========   ==========   ==========     ============
            Total Return (1)         7.53%**        9.25%       11.79%        6.61%      (15.27)%      (9.25)%**         8.61%
                             ============     ==========   ==========   ==========   ==========   ==========     ============
RATIOS (IN PERCENTAGES)/
 SUPPLEMENTAL DATA
Net Assets, end of period
 (000's omitted)             $      8,979     $    9,088   $    8,063   $    5,940   $    5,517   $    6,330     $      5,671
Ratio of expenses with
 reimbursement to average
 net assets (2)                      1.26%*         1.26%        1.26%        1.26%        1.44%        1.45%*           1.49%
Ratio of expenses without
 reimbursement to average
 net assets                          1.50%*         1.50%        1.43%        1.50%        1.45%        1.45%*           1.49%
Ratio of net investment
 income to average net
 assets                              1.28%*         1.53%        1.08%        1.21%        0.88%        1.03%*           1.32%
Portfolio turnover rate             19.49%         18.45%        6.74%        7.57%       30.99%       18.15%           22.05%

                                                                   CLASS B SHARES
                             ------------------------------------------------------------------------------------------------
                             (UNAUDITED)                                                            EIGHT
                              SIX MONTHS                                                            MONTHS           YEAR
                                ENDED                                                               ENDED           ENDED
                             FEBRUARY 28,                   YEAR ENDED AUGUST 31,                 AUGUST 31,     DECEMBER 31,
                             ------------     -------------------------------------------------   ----------     ------------
                                 2006            2005         2004         2003         2002         2001            2000
                             ------------     ----------   ----------   ----------   ----------   ----------     ------------
Net Asset Value, Beginning
 of Period                   $      22.49     $    21.46   $    19.44   $    18.56   $    22.22   $    24.69     $      24.38
Income from investment
 operations
  Investment income--net             0.08           0.23         0.13         0.13         0.09         0.08             0.23
  Net realized and
   unrealized gain (loss)
   on investments                    0.77           1.61         2.07         0.94        (3.57)       (2.47)            1.45
                             ------------     ----------   ----------   ----------   ----------   ----------     ------------
       Total from Investment
                  Operations         0.85           1.84         2.20         1.07        (3.48)       (2.39)            1.68
Less distributions
  Investment income--net            (0.10)         (0.28)       (0.18)       (0.19)       (0.18)       (0.08)           (0.29)
  Capital gains                     (1.85)         (0.53)          --           --           --           --            (1.08)
                             ------------     ----------   ----------   ----------   ----------   ----------     ------------
         Total Distributions        (1.95)         (0.81)       (0.18)       (0.19)       (0.18)       (0.08)           (1.37)
                             ------------     ----------   ----------   ----------   ----------   ----------     ------------
Net Asset Value, End of
 Period                      $      21.39     $    22.49   $    21.46   $    19.44   $    18.56   $    22.22     $      24.69
                             ============     ==========   ==========   ==========   ==========   ==========     ============
Total Return (1)                     7.24%**        8.64%       11.36%        5.85%      (15.72)%      (9.68)%**         7.95%
                             ============     ==========   ==========   ==========   ==========   ==========     ============
RATIOS (IN PERCENTAGES)/
 SUPPLEMENTAL DATA
Net Assets, end of period
 (000's omitted)             $      7,026     $    7,744   $    7,375   $    6,182   $    5,806   $    5,688     $      5,324
Ratio of expenses with
 reimbursement to average
 net assets (2)                      1.76%*         1.76%        1.76%        1.76%        1.94%        1.98%*           1.99%
Ratio of expenses without
 reimbursement to average
 net assets                          2.03%*         2.05%        1.95%        1.99%        1.95%        1.98%*           1.99%
Ratio of net investment
 income to average net
 assets                              0.78%*         1.04%        0.58%        0.71%        0.37%        0.50%*           0.74%
Portfolio turnover rate             19.49%         18.45%        6.74%        7.57%       30.99%       18.15%           22.05%

*    Ratios annualized
**   Returns are not annualized
(1)  Does not include the effect of sales charge
(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.26% for Class A and 1.76% for Class B until December 31, 2006.

See notes to financial statements.

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R EQUITY INCOME FUND

                                                                   CLASS T SHARES
                             ------------------------------------------------------------------------------------------------
                             (UNAUDITED)                                                            EIGHT
                              SIX MONTHS                                                            MONTHS           YEAR
                                ENDED                                                               ENDED           ENDED
                             FEBRUARY 28,                   YEAR ENDED AUGUST 31,                 AUGUST 31,     DECEMBER 31,
                             ------------     -------------------------------------------------   ----------     ------------
                                 2006            2005         2004         2003         2002         2001            2000
                             ------------     ----------   ----------   ----------   ----------   ----------     ------------

Net Asset Value, Beginning
 of Period                   $      23.97     $    22.77   $    20.56   $    19.51   $    23.26   $    25.76     $      25.30
Income from investment
 operations
  Investment income--net             0.17           0.40         0.28         0.27         0.27         0.24             0.46
  Net realized and
   unrealized gain (loss)
   on investments                    0.80           1.72         2.21         1.04        (3.74)       (2.57)            1.54
                             ------------     ----------   ----------   ----------   ----------   ----------     ------------
  Total from Investment
  Operations                         0.97           2.12         2.49         1.31        (3.47)       (2.33)            2.00
Less distributions
  Investment income--net            (0.14)         (0.39)       (0.28)       (0.26)       (0.28)       (0.17)           (0.46)
  Capital gains                     (1.85)         (0.53)          --           --           --           --            (1.08)
                             ------------     ----------   ----------   ----------   ----------   ----------     ------------
Total Distributions                 (1.99)         (0.92)       (0.28)       (0.26)       (0.28)       (0.17)           (1.54)
                             ------------     ----------   ----------   ----------   ----------   ----------     ------------
Net Asset Value, End of
 Period                      $      22.95     $    23.97   $    22.77   $    20.56   $    19.51   $    23.26     $      25.76
                             ============     ==========   ==========   ==========   ==========   ==========     ============
Total Return (1)                     7.70%**        9.35%       12.14%        6.83%      (15.03)%      (9.07)%**         8.99%
                             ============     ==========   ==========   ==========   ==========   ==========     ============
RATIOS (IN PERCENTAGES)/
 SUPPLEMENTAL DATA
Net Assets, end of period
 (000's omitted)             $     92,625     $   95,744   $   97,802   $   94,943   $  103,396   $  138,566     $    160,319
Ratio of expenses to
 average net assets                  1.14%*         1.14%        1.10%        1.12%        1.07%        1.06%*           1.05%
Ratio of net investment
 income to average net
 assets                              1.40%*         1.66%        1.24%        1.36%        1.26%        1.43%*           1.73%
Portfolio turnover rate             19.49%         18.45%        6.74%        7.57%       30.99%       18.15%           22.05%

*    Ratios annualized
**   Returns are not annualized
(1)  Does not include the effect of sales charge

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2006 (Unaudited)

SM&R BALANCED FUND

                                                                                 SHARES           VALUE
COMMON STOCK

CONSUMER DISCRETIONARY--

AUTOMOBILES--0.52%
Navistar International Corp.*                                                        2,800   $        82,180
PACCAR Inc.                                                                          1,100            76,857
                                                                                             ---------------
                                                                                                     159,037
HOTELS, RESTAURANTS & LEISURE--0.77%
Starwood Hotels & Resorts Worldwide, Inc.                                            3,700           234,950

HOUSEHOLD DURABLES--0.87%
Newell Rubbermaid Inc.                                                               3,800            94,506
Stanley Works (The)                                                                  3,400           170,476
                                                                                             ---------------
                                                                                                     264,982
LEISURE EQUIPMENT & PRODUCTS--0.60%
Brunswick Corp.                                                                      4,700           184,381

MEDIA--2.68%
CBS Corp. - Class B                                                                  2,000            48,920
Comcast Corp. (Special Class A)*                                                     2,000            53,500
Comcast Corp. (Class A )*                                                            3,500            93,905
News Corp. (Class A)                                                                 6,100            99,308
Time Warner Inc.                                                                     9,000           155,790
Viacom Inc. (Class B)                                                                2,000            79,920
Walt Disney Co. (The)                                                               10,400           291,096
                                                                                             ---------------
                                                                                                     822,439
MULTI-LINE RETAIL--0.93%
J.C. Penney Co., Inc. (Holding Co.)                                                  2,200           129,008
Kohl's Corp.*                                                                        1,000            48,110
Target Corp.                                                                         2,000           108,800
                                                                                             ---------------
                                                                                                     285,918
SPECIALTY RETAIL--1.76%
Best Buy Co., Inc.                                                                   3,000           161,580
Limited Brands, Inc.                                                                 7,600           179,892
Lowe's Companies, Inc.                                                               2,900           197,722
                                                                                             ---------------
                                                                                                     539,194
                                                                                             ---------------
                                          TOTAL CONSUMER DISCRETIONARY--8.13%                      2,490,901
                                                                                             ---------------
CONSUMER STAPLES--

BEVERAGES--1.50%
Coca-Cola Co. (The)                                                                  6,000           251,820
International Flavors & Fragrances Inc.                                                900            31,167
PepsiCo, Inc.                                                                        3,000           177,330
                                                                                             ---------------
                                                                                                     460,317
FOOD PRODUCTS--1.36%
H.J. Heinz Co.                                                                       2,600            98,462
McCormick & Co., Inc.                                                                5,700           187,131
Sensient Technologies Corp.                                                          7,400           132,608
                                                                                             ---------------
                                                                                                     418,201
FOOD & DRUG RETAILING--1.38%
Wal-Mart Stores, Inc.                                                                9,300   $       421,848

HOUSEHOLD PRODUCTS--2.29%
Kimberly-Clark Corp.                                                                 2,200           130,196
Procter & Gamble Co.                                                                 9,540           571,732
                                                                                             ---------------
                                                                                                     701,928
                                                                                             ---------------
                                                TOTAL CONSUMER STAPLES--6.53%                      2,002,294
                                                                                             ---------------
ENERGY--

ENERGY EQUIPMENT & SERVICES--0.96%
Schlumberger Ltd.                                                                    1,200           138,000
Weatherford International Ltd.*                                                      3,600           155,232
                                                                                             ---------------
                                                                                                     293,232
OIL & GAS--5.60%
Anadarko Petroleum Corp.                                                             1,800           178,488
BP PLC ADR                                                                           5,092           338,211
ChevronTexaco Corp.                                                                  7,601           429,305
Exxon Mobil Corp.                                                                   13,000           771,810
                                                                                             ---------------
                                                                                                   1,717,814
                                                                                             ---------------
                                                          TOTAL ENERGY--6.56%                      2,011,046
                                                                                             ---------------
FINANCIALS--

BANKS--5.59%
Bank of America Corp.                                                               13,300           609,805
PNC Financial Services Group,
Inc.                                                                                 6,100           429,135
U.S. Bancorp                                                                         7,200           222,552
Wachovia Corp.                                                                       3,600           201,852
Wells Fargo & Co.                                                                    3,900           250,380
                                                                                             ---------------
                                                                                                   1,713,724
DIVERSIFIED FINANCIALS--4.57%
Citigroup Inc.                                                                      14,500           672,365
Goldman Sachs Group, Inc. (The)                                                      1,000           141,290
JPMorgan Chase & Co.                                                                 2,092            86,065
Morgan Stanley                                                                       8,400           501,144
                                                                                             ---------------
                                                                                                   1,400,864
INSURANCE--4.01%
Allstate Corp. (The)                                                                 2,300           125,994
American International Group, Inc.                                                   5,731           380,309
Genworth Financial Inc. (Class A)                                                    6,200           197,284
Prudential Financial, Inc.                                                           3,900           300,456
St. Paul Travelers Companies, Inc. (The)                                             5,254           225,817
                                                                                             ---------------
                                                                                                   1,229,860
                                                                                             ---------------
                                                     TOTAL FINANCIALS--14.17%                      4,344,448
                                                                                             ---------------

                                                                                 SHARES           VALUE
COMMON STOCK

HEALTH CARE--

BIOTECHNOLOGY--0.62%
Amgen Inc.*                                                                          2,500   $       188,725

HEALTH CARE EQUIPMENT & SUPPLIES--1.07%
Beckman Coulter, Inc.                                                                2,400           129,480
Biomet, Inc.                                                                         2,700            98,280
Zimmer Holdings, Inc.*                                                               1,460           101,003
                                                                                             ---------------
                                                                                                     328,763
HEALTH CARE PROVIDERS & SERVICES--0.62%
Health Management Associates, Inc. (Class A)                                         3,800            80,902
Patterson Companies Inc.*                                                            3,000           108,120
                                                                                             ---------------
                                                                                                     189,022
PHARMACEUTICALS--6.37%
Abbott Laboratories                                                                  4,200           185,556
Allergan, Inc.                                                                       1,700           184,042
Bristol-Myers Squibb Co.                                                             5,800           133,980
Hospira, Inc.*                                                                         420            16,674
Johnson & Johnson                                                                    9,200           530,380
Merck & Co., Inc.                                                                    5,300           184,758
Pfizer Inc.                                                                         21,555           564,525
Wyeth                                                                                3,100           154,380
                                                                                             ---------------
                                                                                                   1,954,295
                                                                                             ---------------
                                                     TOTAL HEALTH CARE--8.68%                      2,660,805
                                                                                             ---------------
INDUSTRIALS--

AEROSPACE & DEFENSE--1.06%
General Dynamics Corp.                                                                 700            86,289
Goodrich Corp.                                                                       1,900            79,496
L-3 Communications Holdings, Inc.                                                    1,000            83,110
Northrop Grumman Corp.                                                               1,200            76,920
                                                                                             ---------------
                                                                                                     325,815
COMMERCIAL SERVICES & SUPPLIES--1.05%
Cendant Corp.                                                                        5,100            84,762
Cintas Corp.                                                                         2,000            82,180
R.R. Donnelley & Sons Co.                                                            2,300            77,418
Equifax Inc.                                                                         2,100            76,944
                                                                                             ---------------
                                                                                                     321,304
CONSTRUCTION & ENGINEERING--0.26%
ITT Industries, Inc.                                                                 1,500            78,750

ELECTRICAL EQUIPMENT--0.26%
American Power Conversion Corp.                                                      3,900            79,677

INDUSTRIAL CONGLOMERATES--0.27%
Tyco International Ltd.                                                              3,200            82,528

MACHINERY--2.31%
Caterpillar Inc.                                                                     1,100   $        80,388
Cummins Inc.                                                                           700            75,796
Danaher Corp.                                                                        1,400            84,812
Deere & Co.                                                                          1,000            76,270
Dover Corp.                                                                          1,700            81,498
Eaton Corp.                                                                          1,100            76,637
Illinois Tool Works Inc.                                                               900            77,256
Ingersoll-Rand Co. (Class A)                                                         1,900            77,957
Parker Hannifin Corp.                                                                1,000            78,170
                                                                                             ---------------
                                                                                                     708,784
ROAD & RAIL--0.27%
Norfolk Southern Corp.                                                               1,600            81,888

TRADING COMPANIES & DISTRIBUTORS--0.26%
W.W. Grainger, Inc.                                                                  1,100            81,444

TRANSPORTATION INFRASTRUCTURE--0.26%
Ryder System, Inc.                                                                   1,800            79,812
                                                                                             ---------------
                                                     TOTAL INDUSTRIALS--6.00%                      1,840,002
                                                                                             ---------------
INFORMATION TECHNOLOGY--

COMMUNICATIONS EQUIPMENT--1.60%
Cisco Systems, Inc.*                                                                11,700           236,808
Motorola, Inc.                                                                       6,200           132,680
Nokia Oyj ADR                                                                        6,500           120,770
                                                                                             ---------------
                                                                                                     490,258
COMPUTERS & PERIPHERALS--2.30%
Dell Inc.*                                                                           6,800           197,200
EMC Corp.*                                                                          20,100           281,802
Hewlett-Packard Co.                                                                  6,900           226,389
                                                                                             ---------------
                                                                                                     705,391
SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.52%
Intel Corp.                                                                         13,000           267,800
Linear Technology Corp.                                                              1,500            55,290
Texas Instruments Inc.                                                               2,300            68,655
Xilinx, Inc.                                                                         2,700            73,656
                                                                                             ---------------
                                                                                                     465,401
SOFTWARE--2.75%
Electronic Arts Inc.*                                                                1,500            77,955
Microsoft Corp.                                                                     23,300           626,770
Oracle Corp.*                                                                       11,100           137,862
                                                                                             ---------------
                                                                                                     842,587
                                                                                             ---------------
                                          TOTAL INFORMATION TECHNOLOGY--8.17%                      2,503,637
                                                                                             ---------------

                                                                                 SHARES           VALUE
COMMON STOCK

MATERIALS--

CHEMICALS--0.58%
Dow Chemical Co.                                                                     1,600   $        68,848
Eastman Chemical Co.                                                                   600            29,598
PPG Industries, Inc.                                                                   900            54,567
Sigma-Aldrich Corp.                                                                    400            25,764
                                                                                             ---------------
                                                                                                     178,777
CONTAINERS & PACKAGING--0.10%
Ball Corp.                                                                             700            29,820

METALS & MINING--0.35%
Nucor Corp.                                                                            600            51,630
Phelps Dodge Corp.                                                                     200            27,600
United States Steel Corp.                                                              500            27,250
                                                                                             ---------------
                                                                                                     106,480
PAPER & FOREST PRODUCTS--0.87%
Deltic Timber Corp.                                                                  4,000           209,040
Louisiana-Pacific Corp.                                                              1,000            28,430
MeadWestvaco Corp.                                                                   1,000            27,820
                                                                                             ---------------
                                                                                                     265,290
                                                                                             ---------------
                                                       TOTAL MATERIALS--1.90%                        580,367
                                                                                             ---------------
TELECOMMUNICATION SERVICES--

DIVERSIFIED TELECOMMUNICATION SERVICES--1.58%
ALLTEL Corp.                                                                         2,400           151,560
Sprint Nextel Corp.                                                                 10,263           246,620
Verizon Communications Inc.                                                          2,580            86,946
                                                                                             ---------------
                                                                                                     485,126
WIRELESS TELECOMMUNICATION SERVICES--0.35%
Vodafone Group PLC ADR                                                               5,500           106,260
                                                                                             ---------------
                                      TOTAL TELECOMMUNICATION SERVICES--1.93%                        591,386
                                                                                             ---------------
UTILITIES--

ELECTRIC UTILITIES--2.34%
Ameren Corp.                                                                         3,000           152,010
CenterPoint Energy, Inc.                                                             5,500            71,335
Constellation Energy Group                                                           5,000           293,700
Exelon Corp.                                                                         1,400            79,954
Southern Co. (The)                                                                   1,600            54,448
Wisconsin Energy Corp.                                                               1,600            65,392
                                                                                             ---------------
                                                                                                     716,839
                                                                                             ---------------
                                                       TOTAL UTILITIES--2.34%                        716,839
                                                                                             ---------------
                                                   TOTAL COMMON STOCK--64.41%
                                                           (Cost $16,079,336)                     19,741,725
                                                                                             ---------------

                                                                                  FACE
                                                                                 AMOUNT           VALUE
BONDS AND NOTES

CONSUMER STAPLES--

PERSONAL PRODUCTS--1.74%
Avon Products Inc., 7.15%, 11/15/09                                           $    500,000   $       533,169
                                                                                             ---------------
                                                TOTAL CONSUMER STAPLES--1.74%                        533,169
                                                                                             ---------------
FINANCIALS--

BANKS--2.48%
Royal Bank of Scotland GRP PLC, yankee bond, 6.40%, 04/01/09                       500,000           519,383
Washington Mutual Inc., 4.20%, 01/15/10                                            250,000           240,651
                                                                                             ---------------
                                                                                                     760,034
DIVERSIFIED FINANCIALS--4.50%
General Electric Capital Corp., 3.75%, 12/15/09                                    350,000           333,446
JPMorgan Chase & Co., Inc., 6.00%, 01/15/09                                        500,000           508,563
Weingarten Realty Investors, 7.35%, 07/20/09                                       500,000           538,917
                                                                                             ---------------
                                                                                                   1,380,926
INSURANCE--1.80%
Money Group Inc. (The), 8.35%, 03/15/10                                            500,000           551,491
                                                                                             ---------------
                                                      TOTAL FINANCIALS--8.78%                      2,692,451
                                                                                             ---------------
INDUSTRIALS--

TRANSPORTATION INFRASTRUCTURE--1.45%
Hertz Corp., 7.40%, 03/01/11                                                       455,000           445,900
                                                                                             ---------------
                                                     TOTAL INDUSTRIALS--1.45%                        445,900
                                                                                             ---------------
INFORMATION TECHNOLOGY--

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.99%
Koninklijke Philips Elec., yankee bond, 8.375%, 09/15/06 (a)                       600,000           609,744
                                                                                             ---------------
                                          TOTAL INFORMATION TECHNOLOGY--1.99%                        609,744
                                                                                             ---------------
TELECOMMUNICATION SERVICES--

DIVERSIFIED TELECOMMUNICATION SERVICES--0.99%
SBC Communications Capital Corp., 7.11%, 08/14/06 (a)                              300,000           302,656
                                                                                             ---------------
                                      TOTAL TELECOMMUNICATION SERVICES--0.99%                        302,656
                                                                                             ---------------

                                                                                  FACE
                                                                                 AMOUNT           VALUE
BONDS AND NOTES

U S GOVERNMENT AGENCY SECURITIES

U S GOVERNMENT AGENCY SECURITIES--15.18%
Federal Farm Credit Bank 4.70%, 10/06/08                                      $    400,000   $       396,366
Federal Farm Credit Bank 4.15%, 11/30/09                                           350,000           339,648
Federal Home Loan Bank, 2.45%, 03/23/07                                          1,500,000         1,461,878
Federal Home Loan Bank, 4.40%, 12/28/09                                            750,000           732,740
Federal Home Loan Mortgage Corp., 5.27%, 10/12/10                                1,000,000           990,697
Federal Home Loan Mortgage Corp., Pool #284839, 8.50%, 01/01/17                      5,411             5,801
Federal National Mortgage Association, 4.75%, 08/25/08                             700,000           695,663
Federal National Mortgage Association, Pool #048974, 8.00%, 06/01/17                27,907            29,681
                                                                                             ---------------
                             TOTAL US GOVERNMENT AGENCY SECURITIES--15.18%                         4,652,474
                                                                                             ---------------
                                             TOTAL BONDS AND NOTES--30.13%
                                                         (Cost $9,183,969)                         9,236,394
                                                                                             ---------------

                                                                                 SHARES
MONEY MARKET FUND

SM&R Money Market Fund, 3.99% (b)                                                      896               896
                                                                                             ---------------
                                            TOTAL MONEY MARKET FUND--0.00%
                                                               (Cost $896)                               896
                                                                                             ---------------

                                                                                  FACE
                                                                                 AMOUNT
COMMERCIAL PAPER

FOOD PRODUCTS--1.97%
Kraft Foods Inc., 4.51%, 03/02/06                                             $    604,000           603,924
INSURANCE--1.53% Alfa Corporation, 4.50%, 03/01/06                                 110,000           110,000
Torchmark Corp., 4.53%, 03/03/06                                                   360,000           359,910
                                                                                             ---------------
                                                                                                     469,910
                                                                                             ---------------
                                             TOTAL COMMERCIAL PAPER--3.50%
                                                         (Cost $1,073,834)                         1,073,834
                                                                                             ---------------
                                                 TOTAL INVESTMENTS--98.04%
                                                        (Cost $26,338,035)                        30,052,849
                            CASH AND OTHER ASSETS, LESS LIABILITIES--1.96%                           599,932
                                                                                             ---------------
                                                       NET ASSETS--100.00%                   $    30,652,782
                                                                                             ===============

*--Non-income producing securities

ABBREVIATIONS

ADR--American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

(a)  Long term obligations that will mature in less than one year.
(b) The rate quoted is the annualized seven-day yield of the fund at February 28, 2006. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Balanced Fund are affiliated by having the same investment adviser.

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

Consumer Discretionary               8.29%
Consumer Staples                     8.44%
Energy                               6.69%
Financials                          23.42%
Health Care                          8.85%
Industrials                          7.61%
Information Technology              10.36%
Materials                            1.93%
Miscellaneous                        3.57%
Telecommunication Services           2.97%
U S Government                      15.48%
Utilities                            2.39%

STATEMENT OF ASSETS AND LIABILITIES February 28, 2006 (Unaudited)

SM&R BALANCED FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $26,337,139)      $    30,051,953
Investment in affiliated money market fund (Cost $896)                               896
                                                                         ---------------
  Total investments (Cost $26,338,035)                                        30,052,849
Prepaid expenses                                                                  20,947
Receivable for:
  Investments securities sold                                                  2,385,035
  Capital stock sold                                                               9,626
  Dividends                                                                       45,653
  Interest                                                                       172,846
  Expense reimbursement                                                            2,844
Other assets                                                                      15,067
                                                                         ---------------
                                                          TOTAL ASSETS        32,704,867
                                                                         ---------------
LIABILITIES
Investment securities purchased                                                1,966,125
Capital stock reacquired                                                          10,286
Payable to investment adviser for fund expenses                                   32,926
Accrued:
  Investment advisory fee                                                         17,591
  Service fee                                                                      5,864
  Distribution fee                                                                 8,428
Other liabilities                                                                 10,865
                                                                         ---------------
                                                     TOTAL LIABILITIES         2,052,085
                                                                         ---------------
                         NET ASSETS (applicable to shares outstanding)   $    30,652,782
                                                                         ===============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                               $    26,284,394
Undistributed net investment income                                              111,082
Accumulated net realized gain on investments                                     542,492
Net unrealized appreciation of investments                                     3,714,814
                                                                         ---------------
Net Assets                                                               $    30,652,782
                                                                         ===============
NET ASSETS:

Class A                                                                  $     5,133,845

Class B                                                                  $     2,860,072

Class T                                                                  $    22,658,865
                                                                         ---------------
  TOTAL NET ASSETS:                                                      $    30,652,782
                                                                         ===============
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:

Class A:
  Authorized                                                                  50,000,000
  Outstanding                                                                    291,602

Class B:
  Authorized                                                                  25,000,000
  Outstanding                                                                    160,849

Class T:
  Authorized                                                                  25,000,000
  Outstanding                                                                  1,239,074

Class A:
  Net asset value and redemption price per share                         $         17.61
  Offering price per share: (Net assets value of $17.61 / 95%)           $         18.54

Class B:
  Net asset value and offering price per share                           $         17.78

Class T:
  Net asset value and redemption price per share                         $         18.29
  Offering price per share: (Net assets value of $18.29 / 94.25%)        $         19.41

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2006 (Unaudited)

SM&R BALANCED FUND

INVESTMENT INCOME
Dividends                                                                $       206,868
Interest                                                                         259,006
Interest from affiliated money market fund                                            78
                                                                         ---------------
                                               TOTAL INVESTMENT INCOME           465,952
                                                                         ---------------

EXPENSES
Investment advisory fees                                                         113,570
Service fees                                                                      37,857
Professional fees                                                                  7,917
Custody and transaction fees                                                       7,780
Directors' fees                                                                    2,903
Insurance expenses                                                                 5,761
Compliance expense                                                                 2,419
Qualification fees
  Class A                                                                          3,819
  Class B                                                                          2,525
  Class T                                                                          8,164
Shareholder reporting expenses
  Class A                                                                          2,056
  Class B                                                                          1,394
  Class T                                                                          2,650
Distribution fees
  Class A                                                                          6,268
  Class B                                                                         10,736
                                                                         ---------------
                                                        TOTAL EXPENSES           215,819
                                              LESS EXPENSES REIMBURSED           (17,402)
                                                                         ---------------
                                                          NET EXPENSES           198,417
                                                                         ---------------
INVESTMENT INCOME--NET                                                           267,535
                                                                         ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                               593,390
  Change in unrealized depreciation of investments                              (262,172)
                                                                         ---------------
NET GAIN ON INVESTMENTS                                                          331,218
                                                                         ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $       598,753
                                                                         ===============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R BALANCED FUND

                                                                     (UNAUDITED)
                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                     FEBRUARY 28,        AUGUST 31,
                                                                   ----------------    --------------
                                                                        2006                2005
                                                                   ----------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment income--net                                           $        267,535    $      576,586
  Net realized gain on investments                                          593,390         1,243,042
  Change in unrealized depreciation of investments                         (262,172)          (94,371)
                                                                   ----------------    --------------
  Net increase in net assets resulting from operations                      598,753         1,725,257
                                                                   ----------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                                 (42,569)          (93,764)
    Class B                                                                 (19,301)          (44,074)
    Class T                                                                (186,854)         (420,489)
  Capital gains
    Class A                                                                (217,989)          (17,004)
    Class B                                                                (120,455)          (10,979)
    Class T                                                                (941,602)          (79,523)
                                                                   ----------------    --------------
    Total distributions to shareholders                                  (1,528,770)         (665,833)
                                                                   ----------------    --------------
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                                 263,971           466,400
    Class B                                                                (141,118)           40,698
    Class T                                                                 537,089          (790,502)
                                                                   ----------------    --------------
    Total capital share transactions--net                                   659,942          (283,404)
                                                                   ----------------    --------------
TOTAL INCREASE (DECREASE)                                                  (270,075)          776,020
                                                                   ----------------    --------------
NET ASSETS
  Beginning of period                                                    30,922,857        30,146,837
                                                                   ----------------    --------------
  End of period                                                    $     30,652,782    $   30,922,857
                                                                   ================    ==============
Undistributed Net Investment Income                                $        111,082    $       92,271
                                                                   ================    ==============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R BALANCED FUND

                                                                       CLASS A SHARES
                              ------------------------------------------------------------------------------------------------
                               (UNAUDITED)                                                           EIGHT
                               SIX MONTHS                                                           MONTHS            YEAR
                                  ENDED                                                              ENDED           ENDED
                               FEBRUARY 28,                  YEAR ENDED AUGUST 31,                AUGUST 31,      DECEMBER 31,
                              -------------      --------------------------------------------     ----------      ------------
                                  2006             2005        2004        2003        2002          2001             2000
                              -------------      --------    --------    --------    --------     ----------      ------------
Net Asset Value, Beginning
 of Period                    $       18.19      $  17.60    $  16.65    $  15.93    $  17.44     $    18.93      $      20.30
Income from investment
 operations
  Investment income--net               0.16          0.35        0.28        0.32        0.39           0.23              0.37
  Net realized and
   unrealized gain (loss) on
   investments                         0.20          0.65        1.18        0.77       (1.47)         (1.53)            (0.06)
                              -------------      --------    --------    --------    --------     ----------      ------------
       Total from Investment
                  Operations           0.36          1.00        1.46        1.09       (1.08)         (1.30)             0.31
Less distributions
  Investment income--net              (0.15)        (0.35)      (0.30)      (0.37)      (0.43)         (0.19)            (0.39)
  Capital gains                       (0.79)        (0.06)      (0.21)         --          --             --             (1.29)
                              -------------      --------    --------    --------    --------     ----------      ------------
         Total Distributions          (0.94)        (0.41)      (0.51)      (0.37)      (0.43)         (0.19)            (1.68)
                              -------------      --------    --------    --------    --------     ----------      ------------
Net Asset Value, End of
 Period                       $       17.61      $  18.19    $  17.60    $  16.65    $  15.93     $    17.44      $      18.93
                              =============      ========    ========    ========    ========     ==========      ============
            Total Return (1)           2.38%**       5.73%       8.83%       7.02%      (6.29)%        (6.87)%**          3.35%
                              =============      ========    ========    ========    ========     ==========      ============
RATIOS (IN PERCENTAGES)/
 SUPPLEMENTAL DATA
Net Assets, End of Period
 (000's omitted)              $       5,134      $  5,030    $  4,409    $  3,419    $  3,183     $    2,713      $      2,512
Ratio of expenses with
 reimbursement to average
 net assets (2)                        1.30%*        1.30%       1.30%       1.30%       1.45%          1.50%*            1.50%
Ratio of expenses without
 reimbursement to average
 net assets                            1.66%*        1.73%       1.64%       1.69%       1.73%          1.50%*            1.92%
Ratio of net investment
 income to average net
 assets                                1.78%*        1.85%       1.51%       2.02%       2.27%          1.98%*            2.40%
Portfolio turnover rate               14.18%        23.18%      11.15%      23.83%      25.80%         14.77%            13.17%

                                                                       CLASS B SHARES
                              ------------------------------------------------------------------------------------------------
                               (UNAUDITED)                                                           EIGHT
                               SIX MONTHS                                                           MONTHS            YEAR
                                  ENDED                                                              ENDED           ENDED
                               FEBRUARY 28,                  YEAR ENDED AUGUST 31,                AUGUST 31,      DECEMBER 31,
                              -------------      --------------------------------------------     ----------      ------------
                                  2006             2005        2004        2003        2002          2001             2000
                              -------------      --------    --------    --------    --------     ----------      ------------
Net Asset Value, Beginning
 of Period                    $       18.37      $  17.78    $  16.83    $  16.18    $  17.72     $    19.26      $      20.64
Income from investment
 operations
  Investment income--net               0.11          0.25        0.20        0.24        0.30           0.20              0.35
  Net realized and
   unrealized gain (loss) on
   investments                         0.21          0.66        1.19        0.72       (1.47)         (1.59)            (0.08)
                              -------------      --------    --------    --------    --------     ----------      ------------
       Total from Investment
                  Operations           0.32          0.91        1.39        0.96       (1.17)         (1.39)             0.27
Less distributions
  Investment income--net              (0.12)        (0.26)      (0.23)      (0.31)      (0.37)         (0.15)            (0.36)
  Capital gains                       (0.79)        (0.06)      (0.21)         --          --             --             (1.29)
                              -------------      --------    --------    --------    --------     ----------      ------------
         Total Distributions          (0.91)        (0.32)      (0.44)      (0.31)      (0.37)         (0.15)            (1.65)
                              -------------      --------    --------    --------    --------     ----------      ------------
Net Asset Value, End of
 Period                       $       17.78      $  18.37    $  17.78    $  16.83    $  16.18     $    17.72      $      19.26
                              =============      ========    ========    ========    ========     ==========      ============
            Total Return (1)           1.97%**       5.15%       8.33%       6.10%      (6.69)%        (7.23)%**          2.79%
                              =============      ========    ========    ========    ========     ==========      ============
RATIOS (IN PERCENTAGES)/
 SUPPLEMENTAL DATA
Net Assets, end of period
 (000's omitted)              $       2,860      $  3,095    $  2,952    $  2,336    $  2,105     $    1,917      $      2,081
Ratio of expenses with
 reimbursement to average
 net assets (2)                        1.80%*        1.80%       1.80%       1.80%       1.95%          2.00%*            2.00%
Ratio of expenses without
 reimbursement to
 average net assets                    2.20%*        2.23%       2.13%       2.18%       2.22%          2.00%*            2.23%
Ratio of net investment
 income to average net
 assets                                1.27%*        1.36%       1.00%       1.51%       1.77%          1.55%*            1.89%
Portfolio turnover rate               14.18%        23.18%      11.15%      23.83%      25.80%         14.77%            13.17%

*    Ratios annualized
**   Returns are not annualized
(1)  Does not include the effect of sales charge
(2) SM&R has voluntarily agreed to waive or reduce expenses to 1.30% for Class A and 1.80% for Class B until December 31, 2006.

See notes to financial statements.

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R BALANCED FUND

                                                                       CLASS T SHARES
                              ------------------------------------------------------------------------------------------------
                               (UNAUDITED)                                                           EIGHT
                               SIX MONTHS                                                           MONTHS
                                  ENDED                                                              ENDED         YEAR ENDED
                               FEBRUARY 28,                  YEAR ENDED AUGUST 31,                AUGUST 31,      DECEMBER 31,
                              -------------      --------------------------------------------     ----------      ------------
                                  2006             2005        2004        2003        2002          2001             2000
                              -------------      --------    --------    --------    --------     ----------      ------------
Net Asset Value, Beginning
 of Period                    $       18.85      $  18.21    $  17.18    $  16.42    $  17.91     $    19.40      $      20.67
Income from investment
 operations
  Investment income--net               0.17          0.36        0.29        0.34        0.43           0.31              0.56
  Net realized and
   unrealized gain
   (loss) on investments               0.22          0.68        1.24        0.77       (1.50)         (1.58)             0.01
                              -------------      --------    --------    --------    --------     ----------      ------------
       Total from investment
                  operations           0.39          1.04        1.53        1.11       (1.07)         (1.27)             0.57
Less distributions
     Investment income--net           (0.16)        (0.34)      (0.29)      (0.35)      (0.42)         (0.22)            (0.55)
     Capital gains                    (0.79)        (0.06)      (0.21)         --          --             --             (1.29)
                              -------------      --------    --------    --------    --------     ----------      ------------
         Total distributions          (0.95)        (0.40)      (0.50)      (0.35)      (0.42)         (0.22)            (1.84)
                              -------------      --------    --------    --------    --------     ----------      ------------
Net Asset Value, End of
 Period                       $       18.29      $  18.85    $  18.21    $  17.18    $  16.42     $    17.91      $      19.40
                              =============      ========    ========    ========    ========     ==========      ============
            Total Return (1)           2.52%**       5.77%       8.95%       6.95%      (6.07)%        (6.54)%**          3.64%
                              =============      ========    ========    ========    ========     ==========      ============

RATIOS (IN PERCENTAGES)/
 SUPPLEMENTAL DATA
Net Assets, end of period
 (000's omitted)              $      22,659      $ 22,798    $ 22,785    $ 21,569    $ 21,631     $   24,798      $     28,223
Ratio of expenses with
 reimbursement to average
 net assets                            1.25%*        1.24%       1.23%       1.25%       1.25%          1.25%*            1.25%
Ratio of expenses without
 reimbursement to average
 net assets                            1.27%*        1.24%       1.23%       1.26%       1.27%          1.25%*            1.34%
Ratio of net investment
 income to average net
 assets                                1.83%*        1.92%       1.58%       2.08%       2.47%          2.52%*            2.63%
Portfolio turnover rate               14.18%        23.18%      11.15%      23.83%      25.80%         14.77%            13.17%

*    Ratios annualized

**   Returns are not annualized

(1)  Does not include the effect of sales charge


See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2006 (Unaudited)

SM&R GOVERNMENT BOND FUND

                                                                              INTEREST/
                                                                   MATURITY    STATED        FACE
                                                                     DATE      RATE(%)      AMOUNT          VALUE
CORPORATE BONDS

FINANCIALS--

DIVERSIFIED FINANCIALS--1.90%
MBNA Master Credit Card Trust                                      02/15/12       7.000  $     500,000  $      532,645
                                                                                                        --------------
                                        TOTAL FINANCIALS--1.90%                                                532,645
                                                                                                        --------------

MATERIALS--

METALS & MINING--3.72%
Carpenter Technology Corp.                                         05/15/13       6.625      1,000,000       1,039,589
                                                                                                        --------------
                                         TOTAL MATERIALS--3.72%                                              1,039,589
                                                                                                        --------------
                                   TOTAL CORPORATE BONDS--5.62%
                                              (Cost $1,512,450)                                              1,572,234
                                                                                                        --------------
U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES--43.18%
Federal Home Loan Bank (a)                                         03/06/06       5.125      2,000,000       2,000,068
Federal Home Loan Bank (a)                                         03/15/06       2.500      1,600,000       1,598,562
Federal Home Loan Bank                                             06/13/08       4.100      1,000,000         982,569
Federal Home Loan Mortgage Corp.                                   03/15/07       7.000         21,755          21,725
Federal Home Loan Mortgage Corp.                                   03/16/07       2.700        900,000         879,252
Federal Home Loan Mortgage Corp.                                   06/12/13       4.000      1,900,000       1,785,540
Federal National Mortgage Assoc.                                   02/01/08       3.875        500,000         490,689
Federal National Mortgage Assoc.                                   02/15/09       3.250      1,100,000       1,049,730
Federal National Mortgage Assoc.                                   02/01/11       6.250      1,850,000       1,933,346
Federal National Mortgage Assoc.                                   03/15/11       5.500      1,300,000       1,330,326
Private Export Funding                                             01/15/10       7.200         15,000          16,190
                                                                                                        --------------
                                                                                                            12,087,997
U S GOVERNMENT SECURITIES--38.95%
U S Treasury Note                                                  05/15/08       2.625        700,000         670,141
U S Treasury Note                                                  05/15/08       5.625        500,000         509,844
U S Treasury Note                                                  08/15/08       3.250      1,100,000       1,064,207
U S Treasury Note                                                  09/15/08       3.125      2,000,000       1,926,640
U S Treasury Note                                                  10/15/08       3.125      2,000,000       1,924,688
U S Treasury Note                                                  02/15/09       3.000      1,000,000         954,453
U S Treasury Note                                                  05/15/14       4.750      1,319,000       1,330,901
U S Treasury Note                                                  08/15/14       4.250      2,000,000       1,949,454
U S Treasury Note                                                  02/15/15       4.000        600,000         573,937
                                                                                                        --------------
                                                                                                            10,904,265
                                                                                                        --------------
                                TOTAL U S GOVERNMENT AGENCY and
                              U S GOVERNMENT SECURITIES--82.13%
                                             (Cost $23,466,239)                                             22,992,262
                                                                                                        --------------

U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS
GOVERNMENT AGENCIES--11.36%
Federal Home Loan Bank                                             03/01/06       4.390        100,000         100,000
Federal Home Loan Bank                                             03/03/06       4.390        450,000         449,890

                                                                              INTEREST/
                                                                   MATURITY    STATED        FACE
                                                                     DATE      RATE(%)      AMOUNT          VALUE
GOVERNMENT AGENCIES--CONTINUED
Federal Farm Credit                                                03/06/06       4.370  $   2,633,000  $    2,631,402
                                                                                                        --------------
                                                                                                             3,181,292
                                                                                                        --------------
                                TOTAL U S GOVERNMENT AND AGENCY
                                 SHORT-TERM OBLIGATIONS--11.36%
                                              (Cost $3,181,292)                                              3,181,292
                                                                                                        --------------

                                                                                             SHARES
MONEY MARKET FUND 0.00%
SM&R Money Market Fund, 3.99% (b)                                                                  904             904
                                                                                                        --------------
                                 TOTAL MONEY MARKET FUND--0.00%
                                                    (Cost $904)                                                    904
                                                                                                        --------------
                                      TOTAL INVESTMENTS--99.11%
                                             (Cost $28,160,885)                                             27,746,692
                 CASH AND OTHER ASSETS, LESS LIABILITIES--0.89%                                                247,848
                                                                                                        --------------
                                            NET ASSETS--100.00%                                         $   27,994,540
                                                                                                        ==============

NOTES TO SCHEDULE OF INVESTMENTS

(a)  Long term obligations that will mature in less than one year.
(b) The rate quoted is the annualized seven-day yield of the fund at February 28, 2006. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Government Bond Fund are affiliated by having the same investment adviser.

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

Financials         1.92%
Materials          3.75%
Miscellaneous     11.47%
U S Government    82.86%

STATEMENT OF ASSETS AND LIABILITIES February 28, 2006 (Unaudited)

SM&R GOVERNMENT BOND FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $28,159,981)          $   27,745,788
Investment in affiliated money market fund (Cost $904)                                  904
                                                                             --------------
  Total investments (Cost $28,160,885)                                           27,746,692
Prepaid expenses                                                                     23,555
Receivable for:
  Capital stock sold                                                                  5,074
  Interest                                                                          263,182
  Expense reimbursement                                                               7,183
Other assets                                                                          2,781
                                                                             --------------
                                                               TOTAL ASSETS      28,048,467
                                                                             --------------
LIABILITIES
Capital stock reacquired                                                              2,137
Distribution payable                                                                    514
Payable to investment adviser for fund expenses                                      25,031
Accrued:
  Investment advisory fee                                                            10,733
  Service fee                                                                         5,366
  Distribution fee                                                                    2,278
Other liabilities                                                                     7,868
                                                                             --------------
                                                          TOTAL LIABILITIES          53,927
                                                                             --------------
                              NET ASSETS (applicable to shares outstanding)  $   27,994,540
                                                                             ==============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                   $   28,665,402
Undistributed net investment income                                                     252
Accumulated net realized loss on investments                                       (256,921)
Net unrealized depreciation of investments                                         (414,193)
                                                                             --------------
Net Assets                                                                   $   27,994,540
                                                                             ==============
NET ASSETS:
Class A                                                                      $      944,305

Class B                                                                      $      875,671

Class T                                                                      $   26,174,564
                                                                             --------------
  TOTAL NET ASSETS                                                           $   27,994,540
                                                                             ==============

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:

Class A:
  Authorized                                                                    100,001,150
  Outstanding                                                                        91,681

Class B:
  Authorized                                                                    100,000,000
  Outstanding                                                                        85,118

Class T:
  Authorized                                                                     23,000,000
  Outstanding                                                                     2,574,985

Class A:
  Net asset value and redemption price per share                             $        10.30
  Offering price per share: (Net Assets value of $10.30 / 95.25%)            $        10.81

Class B:
  Net asset value and offering price per share                               $        10.29

Class T:
  Net asset value and redemption price per share                             $        10.16
  Offering price per share: (Net Assets value of $10.16 / 95.5%)             $        10.64

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2006 (Unaudited)

SM&R GOVERNMENT BOND FUND

INVESTMENT INCOME
Interest                                                                     $      545,600
Interest from affiliated money market fund                                              694
                                                                             --------------
                                                    TOTAL INVESTMENT INCOME         546,294
                                                                             --------------
EXPENSES
Investment advisory fees                                                             70,490
Service fees                                                                         35,245
Professional fees                                                                     7,272
Custody and transaction fees                                                          3,824
Directors' fees                                                                       2,903
Compliance expense                                                                    2,228
Insurance expenses                                                                    5,305
Qualification fees
  Class A                                                                             3,722
  Class B                                                                             3,468
  Class T                                                                            10,057
Shareholder reporting expenses
  Class A                                                                               869
  Class B                                                                               612
  Class T                                                                             1,120
Distribution fees
  Class A                                                                             1,234
  Class B                                                                             3,542
                                                                             --------------
                                                             TOTAL EXPENSES         151,891
                                                   LESS EXPENSES REIMBURSED         (46,616)
                                                                             --------------
                                                               NET EXPENSES         105,275
                                                                             --------------
INVESTMENT INCOME--NET                                                              441,019
                                                                             --------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                                  (79,273)
  Change in unrealized depreciation of investments                                 (471,482)
                                                                             --------------
NET LOSS ON INVESTMENTS                                                            (550,755)
                                                                             --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $     (109,736)
                                                                             ==============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R GOVERNMENT BOND FUND

                                                                                 (UNAUDITED)
                                                                                 SIX MONTHS        YEAR ENDED
                                                                             ENDED FEBRUARY 28,    AUGUST 31,
                                                                             ------------------   -------------
                                                                                    2006               2005
                                                                             ------------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                     $          441,019   $     706,564
  Net realized loss on investments                                                      (79,273)       (177,508)
  Change in unrealized appreciation (depreciation) of investments                      (471,482)          6,348
                                                                             ------------------   -------------
  Net increase (decrease) in net assets resulting from operations                      (109,736)        535,404
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                                             (15,512)        (24,908)
    Class B                                                                             (12,473)        (20,641)
    Class T                                                                            (413,303)       (660,768)
  Capital gains
    Class A                                                                                  --            (569)
    Class B                                                                                  --            (620)
    Class T                                                                                  --         (15,913)
                                                                             ------------------   -------------
    Total distributions to shareholders                                                (441,288)       (723,429)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                                             (72,121)         60,012
    Class B                                                                            (114,326)       (116,102)
    Class T                                                                            (154,025)       (734,217)
                                                                             ------------------   -------------
    Total capital share transactions--net                                              (340,472)       (790,307)
                                                                             ------------------   -------------
TOTAL DECREASE                                                                         (891,496)       (978,332)
NET ASSETS
  Beginning of period                                                                28,886,036      29,864,368
                                                                             ------------------   -------------
  End of period                                                              $       27,994,540   $  28,886,036
                                                                             ==================   =============
  Undistributed Net Investment Income                                        $              252   $         522
                                                                             ==================   =============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R GOVERNMENT BOND FUND

                                                                                CLASS A SHARES
                                                 ----------------------------------------------------------------------------
                                                  (UNAUDITED)
                                                  SIX MONTHS
                                                    ENDED
                                                 FEBRUARY 28,                         YEAR ENDED AUGUST 31,
                                                 ------------      ----------------------------------------------------------
                                                     2006            2005          2004        2003        2002        2001
                                                 ------------      --------      --------    --------    --------    --------
Net Asset Value, Beginning of Period             $      10.50      $  10.56      $  10.75    $  10.88    $  10.75    $  10.14
Income from investment operations
  Investment income--net                                 0.16          0.25          0.23        0.40        0.48        0.53
  Net realized and unrealized gain (loss) on
   investments                                          (0.20)        (0.06)         0.11       (0.13)       0.13        0.61
                                                 ------------      --------      --------    --------    --------    --------
             Total from Investment Operations           (0.04)         0.19          0.34        0.27        0.61        1.14
Less distributions
  Investment income--net                                (0.16)        (0.25)        (0.23)      (0.40)      (0.48)      (0.53)
  Capital gains                                            --         (0.00)***     (0.30)         --          --          --
                                                 ------------      --------      --------    --------    --------    --------
                          Total Distributions           (0.16)        (0.25)        (0.53)      (0.40)      (0.48)      (0.53)
                                                 ------------      --------      --------    --------    --------    --------
Net Asset Value, End of Period                   $      10.30      $  10.50      $  10.56    $  10.75    $  10.88    $  10.75
                                                 ============      ========      ========    ========    ========    ========
                             Total Return (1)           (3.08)%**      1.93%         3.14%       2.51%       5.82%      11.46%
                                                 ============      ========      ========    ========    ========    ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)        $        944      $  1,036      $    983    $  1,240    $  1,137    $    626
Ratio of expenses with reimbursement to
 average net assets (2)                                  0.73%*        0.73%         0.73%       0.73%       1.12%       1.25%
Ratio of expenses without reimbursement to
 average net assets                                      2.08%*        2.32%         2.04%       1.75%       1.80%       1.27%
Ratio of net investment income to average
 net assets                                              3.14%*        2.43%         2.13%       3.62%       4.73%       5.25%
Portfolio turnover rate                                 29.78%        51.35%        50.62%      99.26%      25.87%      14.01%

                                                                                CLASS B SHARES
                                                 ----------------------------------------------------------------------------
                                                  (UNAUDITED)
                                                  SIX MONTHS
                                                    ENDED
                                                 FEBRUARY 28,                         YEAR ENDED AUGUST 31,
                                                 ------------      ----------------------------------------------------------
                                                     2006            2005          2004        2003        2002        2001
                                                 ------------      --------      --------    --------    --------    --------
Net Asset Value, Beginning of Period             $      10.49      $  10.55      $  10.74    $  10.86    $  10.74    $  10.14
Income from investment operations
  Investment income--net                                 0.14          0.20          0.17        0.33        0.43        0.48
  Net realized and unrealized gain (loss) on
   investments                                          (0.20)        (0.06)         0.11       (0.12)       0.12        0.60
                                                 ------------      --------      --------    --------    --------    --------
               Total from Investment Operations         (0.06)         0.14          0.28        0.21        0.55        1.08
Less distributions
  Investment income--net                                (0.14)        (0.20)        (0.17)      (0.33)      (0.43)      (0.48)
  Capital gains                                            --         (0.00)***     (0.30)         --          --          --
                                                 ------------      --------      --------    --------    --------    --------
                            Total Distributions         (0.14)        (0.20)        (0.47)      (0.33)      (0.43)      (0.48)
                                                 ------------      --------      --------    --------    --------    --------
Net Asset Value, End of Period                   $      10.29      $  10.49      $  10.55    $  10.74    $  10.86    $  10.74
                                                 ============      ========      ========    ========    ========    ========
                               Total Return (1)         (3.53)%**      1.44%         2.65%       1.96%       5.27%      10.88%
                                                 ============      ========      ========    ========    ========    ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)        $        876      $  1,009      $  1,131    $  1,643    $    758    $    211
Ratio of expenses with reimbursement to average
 net assets (2)                                          1.23%*        1.23%         1.23%       1.23%       1.57%       1.75%
Ratio of expenses without reimbursement to
 average net assets                                      2.52%*        2.34%         2.06%       1.95%       2.61%       1.79%
Ratio of net investment income to average
 net assets                                              2.64%*        1.92%         1.65%       2.99%       4.20%       4.69%
Portfolio turnover rate                                 29.78%        51.35%        50.62%      99.26%      25.87%      14.01%

*    Ratios annualized
**   Returns are not annualized
***  Amount less than $0.01
(1)  Does not include the effect of sales charge
(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.73 for Class A and 1.23% for Class B until December 31, 2006.

See notes to financial statements.

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R GOVERNMENT BOND FUND

                                                                                CLASS T SHARES
                                                 ----------------------------------------------------------------------------
                                                  (UNAUDITED)
                                                  SIX MONTHS
                                                    ENDED
                                                 FEBRUARY 28,                         YEAR ENDED AUGUST 31,
                                                 ------------      ----------------------------------------------------------
                                                     2006            2005          2004        2003        2002        2001
                                                 ------------      --------      --------    --------    --------    --------
Net Asset Value, Beginning of Period             $      10.36      $  10.43      $  10.62    $  10.75    $  10.64    $  10.05
Income from investment operations
  Investment income--net                                 0.16          0.25          0.22        0.40        0.52        0.58
  Net realized and unrealized gain (loss) on
   investments                                          (0.20)        (0.07)         0.11       (0.13)       0.11        0.59
                                                 ------------      --------      --------    --------    --------    --------
               Total from Investment Operations         (0.04)         0.18          0.33        0.27        0.63        1.17
Less distributions
  Investment income--net                                (0.16)        (0.25)        (0.22)      (0.40)      (0.52)      (0.58)
  Capital gains                                            --         (0.00)***     (0.30)         --          --          --
                                                 ------------      --------      --------    --------    --------    --------
                            Total Distributions         (0.16)        (0.25)        (0.52)      (0.40)      (0.52)      (0.58)
                                                 ------------      --------      --------    --------    --------    --------
Net Asset Value, End of Period                   $      10.16      $  10.36      $  10.43    $  10.62    $  10.75    $  10.64
                                                 ============      ========      ========    ========    ========    ========
                               Total Return (1)         (3.14)%**      1.84%         3.15%       2.46%       6.08%      11.90%
                                                 ============      ========      ========    ========    ========    ========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)        $     26,175      $ 26,841      $ 27,750    $ 27,946    $ 26,807    $ 25,278
Ratio of expenses with reimbursement to average
 net assets (2)                                          0.73%*        0.73%         0.73%       0.73%       0.93%       0.97%
Ratio of expenses without reimbursement to
 average net assets                                      0.99%*        0.96%         0.95%       0.91%       0.95%       0.97%
Ratio of net investment income to average
 net assets                                              3.15%*        2.43%         2.12%       3.60%       4.92%       5.55%
Portfolio turnover rate                                 29.78%        51.35%        50.62%      99.26%      25.87%      14.01%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.73% for Class T until December 31, 2006.

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2006 (Unaudited)

SM&R TAX FREE FUND

MUNICIPAL BONDS

                                                                                        INTEREST/
                                                                             MATURITY     STATED        FACE
RATING(a)                                                                      DATE       RATE(%)      AMOUNT          VALUE
           ALABAMA--1.29%
Aaa/AAA    Alabama Drinking Water Financing Authority,
            Revolving Fund Loan, Series A - Revenue Bond                     08/15/16        4.000   $   180,000  $      179,708

           ARIZONA--1.90%
Aaa/AAA    Scottsdale Industrial Development Authority
            Hospital - Revenue Bonds, Series A                               09/01/12        6.000       250,000         263,633

           CALIFORNIA--0.18%
A2/A       California State - General Obligation Bonds Unlimited             06/01/11        5.250        25,000          25,355

           FLORIDA--9.18%
Aaa/AAA    Dade County, Florida Water & Sewer System - Revenue Bonds         10/01/16        5.375       400,000         419,004
Aaa/AAA    Miami - Dade County, Florida Solid Waste System - Revenue Bonds   10/01/18        4.750       400,000         410,612
Aaa/AAA    Miami - Dade County, Florida Expressway Authority Toll System -
            Revenue Bonds                                                    07/01/29        6.375       400,000         446,624
                                                                                                                  --------------
                                                                                                                       1,276,240

           HAWAII--1.94%
Aaa/AAA    Honolulu, Hawaii City & County - General Obligation Bonds         07/01/13        5.000       250,000         269,883

           ILLINOIS--4.92%
Aaa/AAA    Chicago, Illinois - General Obligation Bonds Unlimited            01/01/25        5.125        55,000          56,159
Aaa/AAA    Chicago, Illinois - Park District - General Obligation Bonds
            Unlimited, Series C                                              01/01/16        4.850       230,000         237,061
Aaa/NR     Rockford, Illinois - General Obligation Bonds Unlimited           12/15/18        4.500       180,000         182,752
Aaa/AAA    State of Illinois - General Obligation Bonds Unlimited            03/01/19        5.000       200,000         208,674
                                                                                                                  --------------
                                                                                                                         684,646

           INDIANA--4.16%
Aaa/AAA    Aurora, Indiana - Building Corp. - Revenue Bonds                  07/15/13        4.500       405,000         422,500
Aaa/AAA    South Bend, Indiana - Building Corp. - Revenue Bonds              02/01/13        4.500       150,000         156,198
                                                                                                                  --------------
                                                                                                                         578,698

           LOUISIANA--8.44%
NR/AAA     Louisiana Public Facilities Authority Hospital - Revenue Bonds,
            Series C                                                         07/01/19        5.000       400,000         416,607
Aaa/AAA    Monroe, Louisiana Sales and Use Tax - Revenue Bonds               07/01/16        4.000       200,000         198,568
Aaa/AAA    New Orleans, Louisiana Sewer Service - Revenue Bonds              06/01/18        5.000       300,000         307,767
Ba2/BB     Plaquemines, Louisiana - Port, Harbor & Terminal District,
            Marine Terminal Facilities - Revenue Bonds                       09/01/07        5.000       250,000         250,918
                                                                                                                  --------------
                                                                                                                       1,173,860

           MASSACHUSETTS--3.31%
Aaa/AAA    Massachusetts State Water Revenues Authority - General Purpose,
            Series A                                                         11/01/21        5.500       450,000         460,926

           MISSISSIPPI--3.75%
NR/AAA     Greenville Mississippi Public School District - General
            Obligation Unlimited                                             12/15/11        3.250       205,000         200,439
Aaa/AAA    Mississippi Development Bank Special Obligation Clinton
            Recreational Facilities & Municipal Building - Revenue Bond      11/01/10        4.500       310,000         321,718
                                                                                                                  --------------
                                                                                                                         522,157

           NEW YORK--7.74%
Aaa/AAA    New York City, New York - General Obligation Bonds Unlimited,
            Series J                                                         02/15/07        5.000         5,000           5,076

                                                                                        INTEREST/
                                                                             MATURITY     STATED        FACE
RATING(a)                                                                      DATE       RATE(%)      AMOUNT          VALUE
           NEW YORK--CONTINUED
A1/A+      New York City, New York - General Obligation Bonds Unlimited,
            Series J                                                         08/01/18        5.000   $   200,000  $      206,718
NR/AAA     New York City, New York - Transitional Financial Authority
            Revenue Bonds, Series C                                          05/01/19        5.000       250,000         263,200
Aaa/AAA    New York - State Tollway Authority - Highway & Bridge Revenue
            Bonds, Series B                                                  04/01/10        3.850       200,000         202,566
Aa2/AAA    Triborough Bridge & Tunnel Authority, New York - Revenue Bonds,
            General Purpose, Series B                                        01/01/27        5.200       350,000         398,913
                                                                                                                  --------------
                                                                                                                        1,076,47

           NORTH CAROLINA--1.47%
Aa1/AAA    North Carolina State - General Obligation Bonds Unlimited         03/01/15        4.000       200,000         203,992

           OHIO--5.31%
Aaa/AAA    Franklin County, Ohio - General Obligation Bonds Limited          12/01/08        5.100       300,000         306,816
Aaa/AAA    Franklin County, Ohio - General Obligation Bonds Limited          12/01/11        5.300       100,000         102,420
Aaa/AAA    Ohio State Department of Administrative Services - Certificate
            Participation                                                    09/01/15        5.250       300,000         329,391
                                                                                                                  --------------
                                                                                                                         738,627

           TEXAS--34.86%
Aaa/AAA    Aransas County, Texas - Correctional Facility Improvements
            General Obligation Bonds Limited                                 02/15/13        3.875       250,000         251,485
Aaa/AAA    Austin, Texas - Community College District - Revenue Bonds        02/01/10        4.000       100,000         101,523
Aaa/AAA    Austin, Texas - Independent School District - General Obligation
            Bonds Unlimited Series A                                         08/01/12        3.750       150,000         150,379
Aaa/AAA    College Station, Texas Utility Systems - Revenue Bonds            02/01/13        4.125       200,000         203,680
Aaa/AAA    College Station, Texas Utility Systems - Revenue Bonds            02/01/14        4.250        65,000          66,354
Aaa/AAA    Collin County, Texas - Community College District,  Consolidated
            Fund - Revenue Bonds                                             02/01/15        5.250       400,000         406,196
Aaa/AAA    Dallas - Fort Worth International Airport - Dallas - Fort Worth
            Regional Airport - Joint Revenue Refunding Bonds, Series 1994A   11/01/10        6.000       100,000         100,461
Aaa/AAA    Dallas, Texas - Independent School District - General Obligation
            Bonds Unlimited                                                  02/15/09        4.200       100,000         101,982
Aaa/AAA    El Paso, Texas - Public Improvement - General Obligation Bonds
            Limited                                                          08/15/17        4.000       270,000         268,329
Aaa/NR     Flower Mound, Texas - Refunding and Improvement - General
            Obligation Bonds Unlimited                                       03/01/17        5.500       200,000         204,140
Aaa/NR     Galveston County, Texas - Public Improvements - General
            Obligation Bonds Unlimited                                       02/01/10        4.300        25,000          25,653
Aaa/NR     Galveston County, Texas - Public Improvements - General
            Obligation Bonds Limited                                         02/01/11        4.375       125,000         128,962
Aaa/AAA    Jefferson County, Texas - Public Improvement Certificates of
            Obligation, Series B                                             08/01/16        4.125       255,000         257,055
Aaa/AAA    League City, Texas - Public Improvements - General Obligation
            Bonds Limited                                                    02/15/13        4.750       100,000         105,151
Aaa/AAA    Lubbock County, Texas - General Obligation Bonds Limited          02/15/17        5.500       250,000         273,865
Aaa/AAA    Lubbock, Texas - Municipal Drainage Utility - General Obligation
            Bonds Limited                                                    02/15/14        4.000       250,000         251,912
Aaa/AAA    Mission, Texas Consolidated Independent School District -
            General Obligation Bonds Unlimited                               02/15/18        4.500       200,000         201,530

                                                                                        INTEREST/
                                                                             MATURITY     STATED        FACE
RATING(a)                                                                      DATE       RATE(%)      AMOUNT          VALUE
           TEXAS--CONTINUED
Aaa/AAA    Montgomery County, Texas - Public Improvement General Obligation
            Bonds Limited                                                    03/01/12        4.000   $   250,000  $      253,872
Aaa/AAA    Rockwell, Texas - Waterworks & Sewer - General Obligation Bonds
            Limited                                                          08/01/11        3.700       115,000         115,317
Aaa/AAA    Round Rock, Texas - Independent School District Refunding and
            Improvement - General Obligation Bonds Unlimited                 08/01/11        4.400       250,000         256,188
Aaa/AAA    San Antonio, Texas - River Authority Sewer Refunding and
            Improvement - Martinez Salatrillo, Revenue Bonds                 07/01/12        3.750       100,000         100,108
Aaa/NR     Tarrant County Health Facilities Development Corp. - Health
            System Revenue Bonds, (Harris Methodist Health System),
            Series 1994 (c)                                                  09/01/14        6.000       200,000         227,896
Aa1/AA+    Texas A&M University Revenue and Financing System - Revenue
            Refunding Bonds, Series A                                        05/15/17        5.000       250,000         266,322
Aaa/AAA    University of Texas Permanent University Fund - Revenue Bonds,
            Prerefunded, Series A To 07/01/2011                              07/01/13        6.250        45,000          50,699
Aaa/AAA    University of Texas Permanent University Fund - Revenue Bonds,
            Prerefunded, Series A To 01/01/2012                              07/01/13        6.250        55,000          62,428
Aaa/AAA    University of Texas Permanent University Fund - Revenue Bonds,
            Prerefunded, Series A To 01/01/2013                              07/01/13        6.250        55,000          63,370
Aaa/AAA    Waco, Texas - General Obligation Bonds Limited                    02/01/16        4.000       250,000         250,215
AAA/AAA    Wylie, Texas Independent School District - General Obligation
            Bonds Unlimited                                                  08/15/12        4.375       100,000         103,275
                                                                                                                  --------------
                                                                                                                        4,848,34

           UTAH--0.07%
Aa2/AA     Utah State Housing Financial Agency - Single Family Revenue
            Bonds (b)                                                        07/01/21        6.000        10,000          10,046

           WASHINGTON--5.18%
Aaa/AAA    Seattle, Washington - Municipal Light & Power - Revenue Bonds,
            Series B                                                         06/01/24        5.000       100,000         103,817
Aa1/AA     State of Washington - General Obligation Bonds Unlimited,
            Series B                                                         05/01/18        5.500       300,000         331,365
Aa2/NR     Tumwater, Washington - Office Building - Revenue Bonds            07/01/15        5.250       240,000         259,320
Aaa/AAA    Washington State Public Power Supply System Nuclear Project
            Number 1 - Refunding Revenue Bonds, Series C                     07/01/10        5.500        25,000          25,663
                                                                                                                  --------------
                                                                                                                         720,165
                                                                                                                  --------------
                                            TOTAL MUNICIPAL BONDS--93.70%
                                                       (Cost $12,658,495)                                             13,032,756
                                                                                                                  --------------

U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES--4.85%
Federal Home Loan Bank                                                       03/01/06        4.390       200,000         200,000
Federal Home Loan Mortgage Corp.                                             03/07/06        4.390       200,000         199,853
Federal National Mortgage Association                                        03/13/06        4.400       275,000         274,597
                                                                                                                  --------------
            TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--4.85%
                                                          (Cost $674,450)                                                674,450
                                                                                                                  --------------

MONEY MARKET FUND

                                                                                                        SHARES          VALUE
SM&R Money Market Fund, 3.99% (d)                                                                         52,507  $       52,507
                                                                                                                  --------------
                                           TOTAL MONEY MARKET FUND--0.38%
                                                           (Cost $52,507)                                                 52,507
                                                                                                                  --------------
                                                TOTAL INVESTMENTS--98.93%
                                                       (Cost $13,385,452)                                             13,759,713
                           CASH AND OTHER ASSETS, LESS LIABILITIES--1.07%                                               149,172
                                                                                                                  --------------
                                                TOTAL NET ASSETS--100.00%                                         $   13,908,885
                                                                                                                  ==============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corp. ("S&P"). Ratings are unaudited.
(b)  Security subject to the alternative minimum tax.
(c) Issuer has defeased these bonds. Collateral for such defeasance is U.S. Government obligations.
(d) The rate quoted is the annualized seven-day yield of the fund at February 28, 2006. A complete listing of the fund's holdings are included in these financial statements. This fund and SM&R Tax Free Fund are affiliated by having the same investment adviser.

See notes to financial statements.

[CHART]

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

Affiliated Money Market       0.37%
Development                   5.26%
Education                    17.53%
General Obligation           33.51%
Housing                       0.07%
Medical                       6.39%
Miscellaneous                10.26%
Pollution                     2.85%
Transportation               10.57%
Utility                      13.19%

STATEMENT OF ASSETS AND LIABILITIES February 28, 2006 (Unaudited)

SM&R TAX FREE FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $13,332,945)          $   13,707,206
Investment in affiliated money market fund (Cost $52,507)                            52,507
                                                                             --------------
  Total investments (Cost $13,385,452)                                           13,759,713
Prepaid expenses                                                                     23,656
Receivable for:
  Capital stock sold                                                                    200
  Interest                                                                          144,092
  Expense reimbursement                                                               6,040
Other assets                                                                          3,211
                                                                             --------------
                                                               TOTAL ASSETS      13,936,912
                                                                             --------------

LIABILITIES
Distribution payable                                                                  1,919
Payable to investment adviser for fund expenses                                      12,997
Accrued:
  Investment advisory fee                                                             5,320
  Service fee                                                                         2,660
  Distribution fee                                                                    1,293
Other liabilities                                                                     3,838
                                                                             --------------
                                                          TOTAL LIABILITIES          28,027
                                                                             --------------
                              NET ASSETS (applicable to shares outstanding)  $   13,908,885
                                                                             ==============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                                   $   13,532,344
Undistributed net investment income                                                      60
Accumulated net realized gain on investments                                          2,220
Net unrealized appreciation of investments                                          374,261
                                                                             --------------
Net Assets                                                                   $   13,908,885
                                                                             ==============

NET ASSETS:
Class A                                                                      $      513,051

Class B                                                                      $      530,550

Class T                                                                      $   12,865,284
                                                                             --------------
  TOTAL NET ASSETS                                                           $   13,908,885
                                                                             ==============

CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                                    100,000,101
  Outstanding                                                                        48,641

Class B:
  Authorized                                                                    100,000,000
  Outstanding                                                                        50,328

Class T:
  Authorized                                                                     21,000,000
  Outstanding                                                                     1,230,704

Class A:
  Net asset value and redemption price per share                             $        10.55
  Offering price per share: (Net Assets value of $10.55 / 95.25%)            $        11.07

Class B:
  Net asset value and offering price per share                               $        10.54

Class T:
  Net asset value and redemption price per share                             $        10.45
  Offering price per share: (Net Assets value of $10.45 / 95.5%)             $        10.95

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended February 28, 2006 (Unaudited)

SM&R TAX FREE FUND

INVESTMENT INCOME
Interest                                                                     $   314,241
Interest from affiliated money market fund                                           811
                                                                             -----------
                                                    TOTAL INVESTMENT INCOME      315,052
                                                                             -----------
EXPENSES
Investment advisory fees                                                          34,549
Service fees                                                                      17,275
Professional fees                                                                  4,842
Custody and transaction fees                                                       3,354
Directors' fees                                                                    2,903
Compliance expense                                                                 1,072
Insurance expenses                                                                 2,612
Qualification fees
  Class A                                                                          4,244
  Class B                                                                          2,497
  Class T                                                                         12,739
Shareholder reporting expenses
  Class A                                                                            232
  Class B                                                                            212
  Class T                                                                            407
Distribution fees
  Class A                                                                            635
  Class B                                                                          1,975
                                                                             -----------
                                                             TOTAL EXPENSES       89,548
                                                   LESS EXPENSES REIMBURSED      (36,406)
                                                                             -----------
                                                               NET EXPENSES       53,142
                                                                             -----------
INVESTMENT INCOME--NET                                                           261,910
                                                                             -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                                 2,118
  Change in unrealized depreciation of investments                              (201,682)
                                                                             -----------
NET LOSS ON INVESTMENTS                                                         (199,564)
                                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $    62,346
                                                                             ===========

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R TAX FREE FUND

                                                                                 (UNAUDITED)
                                                                                 SIX MONTHS        YEAR ENDED
                                                                             ENDED FEBRUARY 28,    AUGUST 31,
                                                                             ------------------   -------------
                                                                                    2006               2005
                                                                             ------------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                     $          261,910   $     520,252
  Net realized gain on investments                                                        2,118             989
  Change in unrealized depreciation of investments                                     (201,682)       (146,843)
                                                                             ------------------   -------------
  Net increase in net assets resulting from operations                                   62,346         374,398
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                                              (9,678)        (19,542)
    Class B                                                                              (8,715)        (17,062)
    Class T                                                                            (243,536)       (483,570)
  Capital gains
    Class A                                                                                 (34)            (95)
    Class B                                                                                 (35)            (94)
    Class T                                                                                (849)         (2,336)
                                                                             ------------------   -------------
    Total distributions to shareholders                                                (262,847)       (522,699)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                                                 584         (16,983)
    Class B                                                                                (328)          8,014
    Class T                                                                              49,805         (15,752)
                                                                             ------------------   -------------
    Total capital share transactions--net                                                50,061         (24,721)
                                                                             ------------------   -------------
TOTAL DECREASE                                                                         (150,440)       (173,022)
NET ASSETS
  Beginning of period                                                                14,059,325      14,232,347
                                                                             ------------------   -------------
  End of period                                                              $       13,908,885   $  14,059,325
                                                                             ==================   =============
  Undistributed Net Investment Income                                        $               60   $          79
                                                                             ==================   =============

See notes to financial statements.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R TAX FREE FUND

                                                                               CLASS A SHARES
                                          --------------------------------------------------------------------------------------
                                           (UNAUDITED)
                                           SIX MONTHS
                                             ENDED
                                          FEBRUARY 28,                             YEAR ENDED AUGUST 31,
                                          ------------      --------------------------------------------------------------------
                                              2006             2005            2004          2003          2002          2001
                                          ------------      ----------      ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period      $      10.70      $    10.81      $    10.71    $    10.89    $    10.80    $    10.33
Income from investment operations
  Investment income--net                          0.20            0.40            0.42          0.44          0.43          0.46
  Net realized and unrealized gain
   (loss) on investments                         (0.15)          (0.11)           0.12         (0.18)         0.09          0.49
                                          ------------      ----------      ----------    ----------    ----------    ----------
        Total from Investment Operations          0.05            0.29            0.54          0.26          0.52          0.95
                                                                                                                      ----------
Less distributions
  Investment income--net                         (0.20)          (0.40)          (0.42)        (0.44)        (0.43)        (0.46)
  Capital gains                                  (0.00)***       (0.00)***       (0.02)           --            --         (0.02)
                                          ------------      ----------      ----------    ----------    ----------    ----------
                     Total Distributions         (0.20)          (0.40)          (0.44)        (0.44)        (0.43)        (0.48)
                                          ------------      ----------      ----------    ----------    ----------    ----------
Net Asset Value, End of Period            $      10.55      $    10.70      $    10.81    $    10.71    $    10.89    $    10.80
                                          ============      ==========      ==========    ==========    ==========    ==========
                        Total Return (1)         (3.02)%**        2.72%           5.12%         2.40%         4.99%         9.34%
                                          ============      ==========      ==========    ==========    ==========    ==========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
 DATA
Net Assets, end of period                 $    513,051      $  519,889      $  542,502    $  643,287    $  384,438    $  245,697
Ratio of expenses with reimbursement
 to average net assets (2)                        0.75%*          0.75%           0.75%         0.75%         0.93%         1.00%
Ratio of expenses without
 reimbursement to average net assets              2.98%*          2.73%           1.26%         1.24%         1.26%         1.33%
Ratio of net investment income to
 average net assets                               3.81%*          3.68%           3.84%         4.09%         4.14%         4.34%
Portfolio turnover rate                           2.01%           7.50%           1.15%        18.23%         8.80%         0.18%


                                                                               CLASS B SHARES
                                          --------------------------------------------------------------------------------------
                                           (UNAUDITED)
                                           SIX MONTHS
                                             ENDED
                                          FEBRUARY 28,                              YEAR ENDED AUGUST 31,
                                          ------------      --------------------------------------------------------------------
                                              2006              2005            2004         2003          2002          2001
                                          ------------      ----------      ----------    ----------    ----------    ----------

Net Asset Value, Beginning of Period      $      10.70      $    10.81      $    10.71    $    10.90    $    10.79    $    10.32
Income from investment operations
  Investment income--net                          0.17            0.34            0.36          0.40          0.37          0.40
  Net realized and unrealized gain
   (loss) on investments                         (0.16)          (0.11)           0.12         (0.19)         0.11          0.49
                                          ------------      ----------      ----------    ----------    ----------    ----------
        Total from Investment Operations          0.01            0.23            0.48          0.21          0.48          0.89

Less distributions
  Investment income--net                         (0.17)          (0.34)          (0.36)        (0.40)        (0.37)        (0.40)
  Capital gains                                  (0.00)***       (0.00)***       (0.02)           --            --         (0.02)
                                          ------------      ----------      ----------    ----------    ----------    ----------
                     Total Distributions         (0.17)          (0.34)          (0.38)        (0.40)        (0.37)        (0.42)
                                          ------------      ----------      ----------    ----------    ----------    ----------
Net Asset Value, End of Period            $      10.54      $    10.70      $    10.81    $    10.71    $    10.90    $    10.79
                                          ============      ==========      ==========    ==========    ==========    ==========
                        Total Return (1)         (3.86)%**        2.20%           4.59%         1.91%         4.57%         8.74%
                                          ============      ==========      ==========    ==========    ==========    ==========
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
 DATA
Net Assets, end of period                 $    530,550      $  538,594      $  536,101    $  496,912    $  513,273    $  178,880
Ratio of expenses with reimbursement to
 average net assets (2)                           1.25%*          1.25%           1.25%         1.25%         1.42%         1.50%
Ratio of expenses without reimbursement
  to average net assets                           2.74%*          2.85%           1.78%         1.74%         1.75%         1.84%
Ratio of net investment income to
 average net assets                               3.31%*          3.18%           3.34%         3.59%         3.65%         3.82%
Portfolio turnover rate                           2.01%           7.50%           1.15%        18.23%         8.80%         0.18%

*    Ratios annualized
**   Returns are not annualized
***  Amount less than $0.01
(1)  Does not include the effect of sales charge
(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.75% for Class A and 1.25% for Class B until December 31, 2006.

See notes to financial statements.

Selected data for a share of capital stock outstanding throughout the periods indicated.

SM&R TAX FREE FUND

                                                                               CLASS T SHARES
                                          --------------------------------------------------------------------------------------
                                           (UNAUDITED)
                                           SIX MONTHS
                                             ENDED
                                          FEBRUARY 28,                             YEAR ENDED AUGUST 31,
                                          ------------      --------------------------------------------------------------------
                                              2006             2005            2004          2003          2002          2001
                                          ------------      ----------      ----------    ----------    ----------    ----------
Net Asset Value, Beginning of Period      $      10.61      $    10.72      $    10.61    $    10.80    $    10.71    $    10.25
Income from investment operations
Investment income--net                            0.20            0.39            0.41          0.44          0.46          0.48
Net realized and unrealized gain (loss)
 on investments                                  (0.16)          (0.11)           0.13         (0.18)         0.08          0.48
                                          ------------      ----------      ----------    ----------    ----------    ----------
        Total from Investment Operations          0.04            0.28            0.54          0.26          0.54          0.96
Less distributions
  Investment income--net                         (0.20)          (0.39)          (0.41)        (0.45)        (0.45)        (0.48)
  Capital gains                                  (0.00)***       (0.00)***       (0.02)           --            --         (0.02)
                                          ------------      ----------      ----------    ----------    ----------    ----------
                     Total Distributions         (0.20)          (0.39)          (0.43)        (0.45)        (0.45)        (0.50)
                                          ------------      ----------      ----------    ----------    ----------    ----------
Net Asset Value, End of Period            $      10.45      $    10.61      $    10.72    $    10.61    $    10.80    $    10.71
                                          ============      ==========      ==========    ==========    ==========    ==========
                        Total Return (1)         (3.46)%**        2.72%           5.20%         2.38%         5.24%         9.59%
                                          ============      ==========      ==========    ==========    ==========    ==========

RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
 DATA
Net Assets, end of period
 (000's omitted)                          $     12,865      $   13,001      $   13,154    $   13,330    $   12,472    $   11,700
Ratio of expenses with reimbursement to
 average net assets (2)                           0.75%*          0.75%           0.75%         0.75%         0.75%         0.75%
Ratio of expenses without reimbursement
 to average net assets                            1.17%*          1.05%           1.04%         1.03%         1.05%         1.08%
Ratio of net investment income to
 average net assets                               3.81%*          3.68%           3.83%         4.08%         4.34%         4.59%
Portfolio turnover rate                           2.01%           7.50%           1.15%        18.23%         8.80%         0.18%

*    Ratios annualized

**   Returns are not annualized

***  Amount less than $0.01

(1)  Does not include the effect of sales charge

(2) SM&R has voluntarily agreed to waive or reduce expenses to 0.75% for Class T until December 31, 2006.

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2006 (Unaudited)

SM&R PRIMARY FUND

                                                                    INTEREST/
                                                         MATURITY    STATED        FACE
                                                           DATE      RATE(%)      AMOUNT          VALUE
COMMERCIAL PAPER

CONSUMER DISCRETIONARY--
HOUSEHOLD DURABLES--3.75%
Centex Corp.                                             03/10/06       4.570  $  1,016,000  $    1,014,836
                                                                                             --------------
                  TOTAL CONSUMER DISCRETIONARY--3.75%                                             1,014,836
                                                                                             --------------
CONSUMER STAPLES--
FOOD PRODUCTS--10.40%
General Mills Inc.                                       03/08/06       4.510       543,000         542,522
Kellogg Co.                                              03/17/06       4.550     1,262,000       1,259,443
Sara Lee Corp.                                           03/27/06       4.550     1,013,000       1,009,666
                                                                                             --------------
                                                                                                  2,811,631
HOUSEHOLD PRODUCTS--3.66%
Clorox Company                                           03/03/06       4.550       989,000         988,749
                                                                                             --------------
                       TOTAL CONSUMER STAPLES--14.06%                                             3,800,380
                                                                                             --------------
FINANCIALS--
DIVERSIFIED FINANCIAL SERVICES--12.26%
Dollar Thrifty Funding                                   03/14/06       4.520     1,225,000       1,222,995
Textron Financial Corp.                                  03/16/06       4.570     1,091,000       1,088,919
Vectren Utility Holdings                                 03/09/06       4.550     1,002,000       1,000,984
                                                                                             --------------
                                                                                                  3,312,898
INSURANCE--7.48%
Hartford Financial Services                              03/15/06       4.580     1,013,000       1,011,192
Torchmark Corp.                                          03/23/06       4.520     1,013,000       1,010,199
                                                                                             --------------
                                                                                                  2,021,391
                                                                                             --------------
                             TOTAL FINANCIALS--19.74%                                             5,334,289
                                                                                             --------------
HEALTH CARE--
HEALTH CARE EQUIPMENT & SUPPLIES--3.99%
Wellpoint, Inc.                                          03/24/06       4.580     1,083,000       1,079,830
PHARMACEUTICALS--3.58%
Schering-Plough Corp.                                    03/27/06       4.570       970,000         966,797
                                                                                             --------------
                             TOTAL HEALTH CARE--7.57%                                             2,046,627
                                                                                             --------------
INDUSTRIALS--
ELECTRIC--3.76%
Idacorp, Inc.                                            03/01/06       4.570     1,017,000       1,017,000
INDUSTRIAL CONGLOMERATES--3.55%
Harsco Corp.                                             03/22/06       4.570       962,000         959,434
ROAD & RAIL--3.81%
Ryder Systems, Inc.                                      03/21/06       4.570     1,033,000       1,030,373
                                                                                             --------------
                            TOTAL INDUSTRIALS--11.12%                                             3,006,807
                                                                                             --------------
INFORMATION TECHNOLOGY--
COMPUTERS & PERIPHERALS--3.62%
Motorola Corp.                                           03/07/06       4.560       980,000         979,253
                                                                                             --------------
                  TOTAL INFORMATION TECHNOLOGY--3.62%                                               979,253
                                                                                             --------------

                                                                    INTEREST/
                                                         MATURITY    STATED        FACE
                                                           DATE      RATE(%)      AMOUNT          VALUE
COMMERCIAL PAPER

MATERIALS--
CHEMICALS--8.09%
Engelhard Corp.                                          03/20/06       4.550  $  1,189,000  $    1,186,136
Monsanto Co.                                             03/28/06       4.600     1,003,000         999,539
                                                                                             --------------
                                                                                                  2,185,675
METALS & MINING--2.84%
Aluminum Company of America                              03/29/06       4.550       770,000         767,272
                                                                                             --------------
                              TOTAL MATERIALS--10.93%                                             2,952,947
                                                                                             --------------
UTILITIES--
GAS UTILITIES--6.64%
Consolidated Natural Gas Co.                             03/13/06       4.570       970,000         968,519
Oneok, Inc.                                              03/02/06       4.550       825,000         824,895
                                                                                             --------------
                                                                                                  1,793,414
                                                                                             --------------
                               TOTAL UTILITIES--6.64%                                             1,793,414
                                                                                             --------------
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--4.57%
Verizon Global Funding                                   03/06/06       4.560     1,237,000       1,236,214
                                                                                             --------------
              TOTAL TELECOMMUNICATION SERVICES--4.57%                                             1,236,214
                                                                                             --------------
                       TOTAL COMMERCIAL PAPER--82.00%
                                   (Cost $22,164,767)                                            22,164,767
                                                                                             --------------
CORPORATE BONDS

FINANCIALS--
DIVERSIFIED FINANCIALS--1.86%
JPMorgan Chase & Co. (a) 08/15/06                                       5.625       500,000         501,408
INDUSTRIALS--
BUILDING PRODUCTS--1.18%
Armstrong Holdings Inc. (b)                              08/15/03       6.350       500,000         320,000
TELECOMMUNICATION SERVICES--
DIVERSIFIED TELECOMMUNICATION SERVICES--3.73%
SBC Communications Capital Corp. (a)                     08/14/06       7.110     1,000,000       1,008,853
                                                                                             --------------
                         TOTAL CORPORATE BONDS--6.77%
                                    (Cost $2,024,069)                                             1,830,261
                                                                                             --------------
U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES--5.50%
Federal Home Loan Bank (a)                               12/29/06       4.700       500,000         498,836
Federal Home Loan Bank                                   06/21/07       3.870       500,000         493,229
Federal Home Loan Mortgage Corporation (a)               06/19/06       4.340       250,000         246,655
Federal National Mortgage Association (a)                07/24/06       4.370       250,000         245,577
                                                                                             --------------
                                                                                                  1,484,297

                                                                    INTEREST/
                                                         MATURITY    STATED        FACE
                                                           DATE      RATE(%)      AMOUNT          VALUE

U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

U S GOVERNMENT SECURITIES--4.00%
U S Treasury Bond                                        02/15/29       5.250  $  1,000,000  $   1,081,680
                                                                                             -------------
                      TOTAL U S GOVERNMENT AGENCY AND
                     U S GOVERNMENT SECURITIES--9.50%
                                    (Cost $2,383,469)                                            2,565,977
                                                                                             -------------
                            TOTAL INVESTMENTS--98.27%
                                   (Cost $26,572,305)                                           26,561,005
       CASH AND OTHER ASSETS, LESS LIABILITIES--1.73%                                              467,780
                                                                                             -------------
                            TOTAL NET ASSETS--100.00%                                        $  27,028,785
                                                                                             =============

NOTES TO SCHEDULE OF INVESTMENTS
(a)  Long term obligations that will mature in less than one year.
(b) Security is in default of interest. On February 3, 2006, a U.S. District Court Judge indicated that he would approve a proposed order scheduling a hearing to commence on or about May 23, 2006, to consider confirmation of a modified plan of reorganization.

See notes to financial statements.

SECTOR WEIGHTINGS BY TOTAL INVESTMENTS

Consumer Discretionary          3.82%
Consumer Staples               14.31%
Financials                     21.97%
Health Care                     7.71%
Industrials                    12.52%
Information Technology          3.69%
Materials                      11.12%
Telecommunication Services      8.45%
U S Government                  9.66%
Utilites                        6.75%

STATEMENT OF ASSETS AND LIABILITIES February 28, 2006 (Unaudited)

SM&R PRIMARY FUND

ASSETS
Investments in unaffiliated securities, at value (Cost $26,572,305)      $    26,561,005
Cash                                                                                 162
Prepaid expenses                                                                   4,138
Receivable for:
  Capital stock sold                                                             452,378
  Interest                                                                        46,640
  Expense reimbursement                                                            2,217
Other assets                                                                       2,782
                                                                         ---------------
                                                          TOTAL ASSETS        27,069,322
                                                                         ---------------
LIABILITIES
Capital stock reacquired                                                           7,900
Distribution payable                                                                 567
Payable to investment adviser for fund expenses                                   11,975
Accrued:
  Investment advisory fee                                                         10,194
  Service fee                                                                      5,097
Other liabilities                                                                  4,804
                                                                         ---------------
                                                     TOTAL LIABILITIES            40,537
                                                                         ---------------
                                                            NET ASSETS   $    27,028,785
                                                                         ===============
Shares of capital stock outstanding, (2,176,000,000 shares
 authorized, $.01 par value per share)                                        27,188,771
                                                                         ===============
Net asset value                                                          $          0.99
                                                                         ===============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:
Capital (par value and additional paid-in)                               $    27,181,425
Undistributed net investment loss                                               (141,340)
Net unrealized depreciation of investments                                       (11,300)
                                                                         ---------------
Net Assets                                                               $    27,028,785
                                                                         ===============

STATEMENT OF OPERATIONS Six Months Ended February 28, 2006 (Unaudited)

INVESTMENT INCOME
Interest                                                                 $       522,282
                                                                         ---------------
EXPENSES
Investment advisory fees                                                          63,785
Service fees                                                                      31,893
Professional fees                                                                  4,446
Custody and transaction fees                                                       5,732
Directors' fees                                                                    2,903
Compliance expense                                                                 1,984
Insurance expenses                                                                 4,277
Shareholder reporting expenses                                                     1,209
                                                                         ---------------
                                                        TOTAL EXPENSES           116,229
                                              LESS EXPENSES REIMBURSED           (14,165)
                                                                         ---------------
                                                          NET EXPENSES           102,064
                                                                         ---------------
INVESTMENT INCOME--NET                                                           420,218
                                                                         ---------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Change in unrealized depreciation of investments                               (85,828)
                                                                         ---------------
NET LOSS ON INVESTMENTS                                                          (85,828)
                                                                         ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $       334,390
                                                                         ===============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R PRIMARY FUND

                                                                  (UNAUDITED)
                                                               SIX MONTHS ENDED       YEAR ENDED
                                                                 FEBRUARY 28,         AUGUST 31,
                                                               ----------------    ---------------
                                                                     2006                2005
                                                               ----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment income--net                                       $        420,218    $       511,536
  Change in unrealized appreciation (depreciation) of
   investments                                                          (85,828)           163,787
                                                               ----------------    ---------------
  Net increase in net assets resulting from operations                  334,390            675,323

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                               (420,218)          (511,536)
                                                               ----------------    ---------------
CAPITAL SHARE TRANSACTIONS--NET                                       1,869,520         (1,116,093)
                                                               ----------------    ---------------
TOTAL INCREASE (DECREASE)                                             1,783,692           (952,306)
NET ASSETS
  Beginning of period                                                25,245,093         26,197,399
                                                               ----------------    ---------------
  End of period                                                $     27,028,785    $    25,245,093
                                                               ================    ===============

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

                                         (UNAUDITED)
                                         SIX MONTHS
                                           ENDED
                                        FEBRUARY 28,                             YEAR ENDED AUGUST 31,
                                        ------------      ------------------------------------------------------------------
                                            2006             2005          2004          2003          2002          2001
                                        ------------      ----------    ----------    ----------    ----------    ----------
   Net Asset Value, Beginning of
    Period                              $       1.00      $     0.99    $     0.99    $     0.99    $     1.00    $     0.99
   Income from investment operations
     Investment income--net                     0.02            0.02          0.01          0.01          0.02          0.05
     Net realized and unrealized gain
      (loss) on investments                       --            0.01            --            --         (0.01)         0.01
                                        ------------      ----------    ----------    ----------    ----------    ----------
      Total from Investment Operations          0.02            0.03          0.01          0.01          0.01          0.06
   Less distributions
     Investment income--net                    (0.03)          (0.02)        (0.01)        (0.01)        (0.02)        (0.05)
                                        ------------      ----------    ----------    ----------    ----------    ----------
                   Total Distributions         (0.03)          (0.02)        (0.01)        (0.01)        (0.02)        (0.05)
                                        ------------      ----------    ----------    ----------    ----------    ----------
   Net Asset Value, End of Period       $       0.99      $     1.00    $     0.99    $     0.99    $     0.99    $     1.00
                                        ============      ==========    ==========    ==========    ==========    ==========
                          Total Return         (0.97)%**        2.99%         0.83%         1.35%         1.33%         6.20%
                                        ============      ==========    ==========    ==========    ==========    ==========
   RATIOS (IN PERCENTAGES)/
    SUPPLEMENTAL DATA
   Net Assets, end of period
    (000's omitted)                     $     27,029      $   25,245    $   26,197    $   27,409    $   27,304    $   31,857
   Ratio of expenses with
    reimbursement to average net
    assets(1)                                   0.80%*          0.80%         0.80%         0.80%         0.80%         0.80%
   Ratio of expenses without
    reimbursement to average net
    assets                                      0.91%*          0.91%         0.91%         0.89%         0.92%         0.97%
   Ratio of net investment income to
    average net assets                          3.29%           1.94%         0.83%         1.35%         2.29%         5.10%
   Portfolio turnover rate                        --              --         70.47%           --            --            --

*    Ratios annualized
**   Returns are not annualized
(1) SM&R has voluntarily agreed to waive or reduce expenses to 0.80% until December 31, 2006.

See notes to financial statements.

SCHEDULE OF INVESTMENTS February 28, 2006 (Unaudited)

SM&R MONEY MARKET FUND

                                                                   INTEREST/
                                                         MATURITY   STATED        FACE
                                                           DATE     RATE(%)      AMOUNT         VALUE
COMMERCIAL PAPER
DIVERSIFIED FINANCIALS--3.72%
Caterpillar Financial Services                           03/06/06      4.470  $  2,887,000  $   2,885,205

HEATH CARE EQUIPMENT & SUPPLIES--4.96%
Becton Dickinson & Co.                                   03/31/06      4.510     3,867,000      3,852,439
                                                                                            -------------
                         TOTAL COMMERCIAL PAPER--8.68%
                                     (Cost $6,737,644)                                          6,737,644
                                                                                            -------------
U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS

GOVERNMENT AGENCIES--90.54%
Federal Farm Credit Bank                                 03/02/06      4.380    10,000,000      9,998,781
Federal Farm Credit Bank                                 03/06/06      4.370     2,477,000      2,475,496
Federal Home Loan Bank                                   03/01/06      4.380     9,880,000      9,880,000
Federal Home Loan Bank                                   03/03/06      4.380    10,000,000      9,997,562
Federal Home Loan Bank                                   03/08/06      4.390     8,981,000      8,973,317
Federal Home Loan Bank                                   03/09/06      4.390     5,130,000      5,125,004
Federal Home Loan Bank                                   03/10/06      4.390     7,468,000      7,459,797
Federal Home Loan Bank                                   03/17/06      4.400     6,072,000      6,060,117
Federal Home Loan Mortgage Corp.                         03/07/06      4.390     6,283,000      6,278,394
Federal National Mortgage Assoc.                         03/13/06      4.390     4,088,000      4,082,010
                                                                                            -------------
                       TOTAL U S GOVERNMENT AND AGENCY
                        SHORT-TERM OBLIGATIONS--90.54%
                                    (Cost $70,330,478)                                         70,330,478
                                                                                            -------------
                             TOTAL INVESTMENTS--99.22%
                                    (Cost $77,068,122)                                         77,068,122
        CASH AND OTHER ASSETS, LESS LIABILITIES--0.78%                                            608,442
                                                                                            =============
                             TOTAL NET ASSETS--100.00%                                      $  77,676,564
                                                                                            =============

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES February 28, 2006 (Unaudited)

SM&R MONEY MARKET FUND

ASSETS
Investments in unaffiliated securities, at cost and value                $    77,068,122
Cash                                                                                 504
Prepaid expenses                                                                  48,553
Receivable for:
  Capital stock sold                                                             618,324
  Expense reimbursement                                                           12,700
                                                                         ---------------
                                                          TOTAL ASSETS        77,748,203
                                                                         ---------------
LIABILITIES
Capital stock reacquired                                                           9,199
Distribution payable                                                               1,110
Payable to investment adviser for fund expenses                                   23,830
Accrued:
  Investment advisory fee                                                         16,538
  Service fee                                                                     16,538
Other liabilities                                                                  4,424
                                                                         ---------------
                                                     TOTAL LIABILITIES            71,639
                                                                         ---------------
                                                            NET ASSETS   $    77,676,564
                                                                         ===============
Shares of capital stock outstanding, (2,000,000,000 shares
 authorized, $.01 par value per share)                                        77,676,564
                                                                         ===============
Net asset value                                                          $          1.00
                                                                         ===============
NET ASSETS ARE COMPRISED OF THE FOLLOWING:

Capital (par value and additional paid-in)                                    77,676,564
                                                                         ---------------
Net Assets                                                               $    77,676,564
                                                                         ===============

STATEMENT OF OPERATIONS Six Months Ended February 28, 2006 (Unaudited)

INVESTMENT INCOME
Interest                                                                 $     1,307,210
                                                                         ---------------
EXPENSES
Investment advisory fees                                                          82,414
Service fees                                                                      82,414
Professional fees                                                                  4,455
Custody and transaction fees                                                       7,545
Directors' fees                                                                    2,903
Compliance expense                                                                 6,582
Insurance expenses                                                                16,408
Qualification fees                                                                37,954
Shareholder reporting expenses                                                     2,009
                                                                         ---------------
                                                        TOTAL EXPENSES           242,684
                                              LESS EXPENSES REIMBURSED           (79,235)
                                                                         ---------------
                                                          NET EXPENSES           163,449
                                                                         ---------------
INVESTMENT INCOME--NET                                                   $     1,143,761
                                                                         ---------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

SM&R MONEY MARKET FUND

                                                                 (UNAUDITED)
                                                               SIX MONTHS ENDED       YEAR ENDED
                                                                 FEBRUARY 28,         AUGUST 31,
                                                               ----------------    ---------------
                                                                     2006                2005
                                                               ----------------    ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                       $      1,143,761    $     1,828,191
                                                               ----------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                             (1,143,761)        (1,828,191)
                                                               ----------------    ---------------
CAPITAL SHARE TRANSACTIONS--NET                                         786,816        (18,311,786)
                                                               ----------------    ---------------
TOTAL INCREASE (DECREASE)                                               786,816        (18,311,786)
                                                               ----------------    ---------------
NET ASSETS
  Beginning of period                                                76,889,748         95,201,534
                                                               ----------------    ---------------
  End of period                                                $     77,676,564    $    76,889,748
                                                               ================    ===============

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the periods indicated.

                                         (UNAUDITED)
                                         SIX MONTHS
                                           ENDED
                                        FEBRUARY 28,                             YEAR ENDED AUGUST 31,
                                        ------------      ------------------------------------------------------------------
                                            2006             2005          2004          2003          2002          2001
                                        ------------      ----------    ----------    ----------    ----------    ----------
   Net Asset Value, Beginning of Period $       1.00      $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
   Income from investment operations
     Investment income--net                     0.02            0.02          0.01          0.01          0.02          0.05
                                        ------------      ----------    ----------    ----------    ----------    ----------
      Total from Investment Operations          0.02            0.02          0.01          0.01          0.02          0.05
   Less distributions
     Investment income--net                    (0.02)          (0.02)        (0.01)        (0.01)        (0.02)        (0.05)
                                        ------------      ----------    ----------    ----------    ----------    ----------
                   Total Distributions         (0.02)          (0.02)        (0.01)        (0.01)        (0.02)        (0.05)
                                        ------------      ----------    ----------    ----------    ----------    ----------
   Net Asset Value, End of Period       $       1.00      $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                        ============      ==========    ==========    ==========    ==========    ==========
                          Total Return          3.26%**         2.03%         0.58%         0.80%         1.53%         4.92%
                                        ============      ==========    ==========    ==========    ==========    ==========
   RATIOS (IN PERCENTAGES)/
    SUPPLEMENTAL DATA
   Net Assets, end of period
    (000's omitted)                     $     77,677      $   76,890    $   95,202    $  103,469    $  154,610    $  102,092
   Ratio of expenses with
    reimbursement to average net
    assets                                      0.50%*          0.50%         0.50%         0.50%         0.50%         0.49%
   Ratio of expenses without
    reimbursement to average net
    assets                                      0.74%*          0.59%         0.60%         0.58%         0.56%         0.49%
   Ratio of net investment income
    to average net assets                       3.50%*          1.98%         0.58%         0.84%         1.48%         4.63%

*    Ratios annualized
**   Returns are not annualized

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS February 28, 2006 (Unaudited)

SM&R INVESTMENTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

SM&R Investments, Inc. (the "Company"), is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Company is comprised of the SM&R Alger Technology Fund ("Alger Technology Fund"), SM&R Alger Aggressive Growth Fund ("Alger Aggressive Growth Fund"), SM&R Alger Small-Cap Fund ("Alger Small-Cap Fund"), SM&R Alger Growth Fund ("Alger Growth Fund"), SM&R Growth Fund ("Growth Fund"), SM&R Equity Income Fund ("Equity Income Fund"), SM&R Balanced Fund ("Balanced Fund"), SM&R Government Bond Fund ("Government Bond Fund"), SM&R Tax Free Fund ("Tax Free Fund"), SM&R Primary Fund ("Primary Fund") and SM&R Money Market Fund ("Money Market Fund"). The Government Bond Fund, Tax Free Fund, Primary Fund and Money Market Fund are collectively referred to as the "Fixed Income Funds", while the Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund, Alger Growth Fund, Growth Fund, Equity Income Fund and Balanced Fund are referred to as the "Equity Funds".

The Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund and Tax Free Fund have adopted a Multiple Class Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Each has three single classes of shares. Class T shares are subject to an initial sales charge. The Class A shares are subject to an initial sales charge and a distribution and shareholder servicing plan ("12b-1 Plan"). The Class B shares are subject to a contingent deferred sales charge and a 12b-1 Plan.

The Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Growth Fund each offer two classes of shares. They are: the Class A shares subject to an initial sales charge and a 12b-1 Plan; and the Class B shares subject to a contingent deferred sales charge and a 12b-1 Plan.

CHANGE IN FISCAL YEAR END:

The Growth Fund, Equity Income Fund and Balanced Fund changed their fiscal year end from December 31 to August 31, effective January 1, 2001 when they were added as a separate series of the Company.

The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to value. Investments in the affiliated money market fund are valued at the end of the day net asset value per share.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:

The Company records security transactions based on trade date. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Company's understanding of the applicable country's tax rules and rates.

On a daily basis, income, unrealized and realized gains and losses, and expenses which are not class specific are allocated to each class based on their respective net assets. Class specific expenses, such as distribution expenses, are applied to the class to which they are attributed.

FEDERAL INCOME TAXES:

For federal income tax purposes, each series is treated as a separate entity. The Company intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intends to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements.

TAX YEAR ENDING AUGUST 31, 2005                            LOSS CARRYFORWARDS   EXPIRATION DATES
Alger Technology Fund                                        $      157,247           2009
                                                             $      113,717           2010
Alger Aggressive Growth Fund                                 $      110,202           2010
Alger Growth Fund                                            $       62,633           2010
Growth Fund                                                  $   10,606,101           2010
                                                             $    7,083,770           2011
Government Bond Fund                                         $          140           2013
Primary Fund                                                 $       36,349           2007
                                                             $           88           2008
                                                             $          242           2009
                                                             $      104,661           2010

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:

Fund shares are sold in a continuous public offering at net asset value plus a sales charge, except for Class B shares of the respective funds and for the Primary and Money Market Funds. All transactions for the Primary and Money Market Funds are made at net asset value. The Company may repurchase shares at net asset value. Dividends and other distributions are recorded by each fund on the ex-dividend date and may be reinvested at net asset value.

EXPENSES:

Qualification, distribution fees or other expenses directly attributable to a series' class of shares are charged to that series' class operations. All other operating expenses not directly attributable to a series are prorated among all of the series based on the relative amount of each series' net assets or shareholders, and then allocated among the classes of that series.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES:

Securities Management and Research, Inc. ("SM&R") is the investment adviser and principal underwriter for the Company. Investment advisory fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

                                                                                     INVESTMENT
                                                                                    ADVISORY FEE
EQUITY FUNDS:
           Alger Technology Fund                                                        1.35%
           Alger Aggressive Growth Fund                                                 1.05%
           Alger Small-Cap Fund                                                         1.00%
           Alger Growth Fund                                                            0.85%

Through an investment sub-advisory agreement, SM&R has delegated the day-to-day investment management of Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Growth Fund to Fred Alger Management, Inc. Fred Alger Management, Inc. makes investment decisions for each of these funds and continuously reviews and administers the investment program. SM&R monitors Fred Alger Management, Inc.'s buying and selling of securities and administration of these series' investment program. Pursuant to the sub-advisory agreement, SM&R is responsible for paying a sub-advisory fee to Fred Alger Management, Inc. for each of these series. The series are not responsible for paying the sub-advisory fee directly.

Growth, Equity Income and Balanced Funds

           NET ASSETS
           Not exceeding $100,000,000                                                      0.750%
           Exceeding $100,000,000 but not exceeding $200,000,000                           0.625%
           Exceeding $200,000,000 but not exceeding $300,000,000                           0.500%
           Exceeding $300,000,000                                                          0.400%

FIXED INCOME FUNDS:

Government Bond and Tax Free Funds

           NET ASSETS
           Not exceeding $100,000,000                                                       0.50%
           Exceeding $100,000,000 but not exceeding $300,000,000                            0.45%
           Exceeding $300,000,000                                                           0.40%

Primary Fund

           All average daily net assets                                                     0.50%

Money Market Fund

           All average daily net assets                                                     0.25%

ADMINISTRATIVE SERVICE FEES:

Administrative service fees paid to SM&R by the each of the series are computed as a percentage of average daily net assets as follows:

           NET ASSETS                                                               SERVICE FEES
           Not exceeding $100,000,000                                                   0.25%
           Exceeding $100,000,000 but not exceeding $200,000,000                        0.20%
           Exceeding $200,000,000 but not exceeding $300,000,000                        0.15%
           Exceeding $300,000,000                                                       0.10%

SM&R has contractually agreed to reimburse the Growth Fund, Equity Income Fund, Balanced Fund, Government Bond Fund, Tax Free Fund and Primary Fund for regular operating expenses in excess of 1.25% per year of the average daily net assets, and the Money Market Fund in excess of 0.50%. Regular operating expenses include the advisory fee and administrative service fee, but do not include the distribution and shareholder servicing fee.

Effective June 1, 2002, and until December 31, 2006, SM&R has voluntarily agreed to reimburse expenses (after applicable waivers) which exceed the following percentages of each fund's average daily net assets:

                                                          CLASS A        CLASS B        CLASS T        UNIVERSAL
           Growth Fund                                     1.36%          1.86%            --
           Equity Income Fund                              1.26%          1.76%            --
           Balanced Fund                                   1.30%          1.80%            --
           Government Bond Fund                            0.73%          1.23%          0.73%
           Tax Free Fund                                   0.75%          1.25%          0.75%
           Primary Fund                                                                                  0.80%

SM&R has voluntarily agreed to reimburse expenses (after applicable waivers) which exceed the following percentages of each fund's average daily net assets:

                                                          EFFECTIVE JUNE 1, 2002         EFFECTIVE MAY 1, 2006
                                                           UNTIL APRIL 30, 2006           UNTIL APRIL 30, 2007
                                                          CLASS A        CLASS B        CLASS A         CLASS B
           Alger Technology Fund                           2.10%          2.75%           1.85%          2.50%
           Alger Aggressive Growth Fund                    1.85%          2.50%           1.60%          2.25%
           Alger Small-Cap Fund                            1.90%          2.55%           1.65%          2.30%
           Alger Growth Fund                               1.70%          2.35%           1.45%          2.10%

Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time after December 31, 2006 and April 30, 2007, respectively as shown above, without notice to investors.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES:

The Company has adopted a 12b-1 Plan, for each series, except the Primary and Money Market Funds, with respect to each series' Class A shares and Class B shares (the "Class A Plan" and the "Class B Plan", respectively and collectively, the "Plans"). The Plans permit each class a distribution fee to compensate SM&R, or enable SM&R to compensate other persons, including Distributors, for distribution costs such as service fees paid to dealers, printing and distribution of prospectuses to prospective investors, sales literature and other sales and distribution related activities. The Plans also permit a shareholder servicing fee to compensate SM&R, or enable SM&R to compensate Service Providers, for providing ongoing servicing to shareholders of the Company. These fees are computed as an annual percentage of the average daily net assets of each class of shares of a series, as follows:

                                                                  DISTRIBUTION        SERVICE       TOTAL 12b-1
                                                                      FEE               FEE             FEE
GROWTH, EQUITY INCOME, BALANCED,
GOVERNMENT BOND AND TAX FREE FUNDS

          Class A Shares                                              0.25%              --            0.25%
          Class B Shares                                              0.50%            0.25%           0.75%

ALGER TECHNOLOGY, ALGER AGGRESSIVE GROWTH,
ALGER SMALL-CAP AND ALGER GROWTH FUNDS
          Class A Shares                                              0.35%              --            0.35%
          Class B Shares                                              1.00%              --            1.00%

For the six months ended February 28, 2006, each series paid or accrued the following, as compensation under the Plans:

          Alger Technology Fund                                                           $    3,221
          Alger Aggressive Growth Fund                                                    $    6,364
          Alger Small-Cap Fund                                                            $    6,101
          Alger Growth Fund                                                               $    9,157
          Growth Fund                                                                     $   20,450
          Equity Income Fund                                                              $   39,173
          Balanced Fund                                                                   $   17,004
          Government Bond Fund                                                            $    4,776
          Tax Free Fund                                                                   $    2,610

SALES CHARGES:

During the six months ended February 28, 2006, SM&R, as principal underwriter, received as sales charges on sales of capital stock of each series and made reallowances to dealers as follows:

                                                                    SALES                  SALES
                                                                   CHARGES                CHARGES
                                                               RECEIVED BY SM&R    REALLOWED TO DEALERS
          Alger Technology Fund                                  $      1,620           $      28
          Alger Aggressive Growth Fund                           $      1,999           $      68
          Alger Small-Cap Fund                                   $      5,277           $     122
          Alger Growth Fund                                      $      3,890           $     434
          Growth Fund                                            $     29,232           $     810
          Equity Income Fund                                     $     39,929           $     977
          Balanced Fund                                          $     12,308           $     459
          Government Bond Fund                                   $      2,825           $     795
          Tax Free Fund                                          $        421           $      --

For the six months ended February 28, 2006, SM&R received $32,935 for contingent deferred sales charges imposed on the redemptions of Class B shares of capital stock of the series.

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of February 28, 2006, SM&R and American National had the following ownership in these series:

                                         SM&R                       AMERICAN NATIONAL          AMERICAN NATIONAL SUBSIDIARIES
                            -----------------------------    ------------------------------    ------------------------------
                              SHARES    PERCENT OF SHARES      SHARES     PERCENT OF SHARES      SHARES     PERCENT OF SHARES
                                           OUTSTANDING                       OUTSTANDING                       OUTSTANDING
   Growth Fund                230,340                0.92%          351                0.00%    2,556,795               10.19%
   Equity Income Fund          23,084                0.48%           --                0.00%           --                0.00%
   Balanced Fund              162,820                9.63%           --                0.00%      381,884               22.58%
   Government Bond Fund       680,826               24.74%        5,312                0.19%    1,042,922               37.90%
   Tax Free Fund              173,364               13.04%           --                0.00%      870,410               65.46%
   Primary Fund                17,207                0.06%   24,454,752               89.94%        6,370                0.02%
   Money Market Fund        2,495,225                3.21%   36,005,046               46.35%   22,781,886               29.33%

Through the investment sub-advisory agreement, Fred Alger Management, Inc. is affiliated with SM&R. As of February 28, 2006, Fred Alger Management, Inc. had the following ownership in these series:

                                                                       SHARES
                                                                    OUTSTANDING      PERCENT OF SHARES
          Alger Technology Fund                                        25,000              6.38%
          Alger Aggressive Growth Fund                                 25,000              6.74%
          Alger Small-Cap Fund                                         25,000              6.75%
          Alger Growth Fund                                            25,000              5.11%

The Company pays directors' fees and expenses for all the independent directors. The Company also pays the salary and other expenses of the Chief Compliance Officer.

Fred Alger and Company, Incorporated ("Alger Inc.") is an affiliated broker-dealer of Fred Alger Management, Inc. During the six months ended February 28, 2006, the Alger Technology Fund, Alger Aggressive Growth Fund, Alger Small-Cap Fund and Alger Growth Fund paid commissions for portfolio transactions to Alger Inc., in the amount of $258, $2,050, $1,052 and $4,400, respectively.

INVESTMENTS INTO AFFILIATED MONEY MARKET FUND:

The Company has received an exemptive order issued by the Securities and Exchange Commission ("SEC") allowing the Company to sweep uninvested cash into the SM&R Money Market Fund. The SM&R Money Market Fund is one of the eleven funds included in the Company and is therefore considered to be affiliated. The transactions in investments in the affiliated money market fund for the six months ended February 28, 2006 were:

          Purchases                                                 $ 7,722,601
          Sales                                                     $ 6,828,451

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments in securities, other than commercial paper, were as follows:

                                                                    PURCHASES            SALES
          Alger Technology Fund                                   $     790,352      $     766,597
          Alger Aggressive Growth Fund                            $   2,068,327      $   1,832,410
          Alger Small-Cap Fund                                    $   1,298,514      $     975,823
          Alger Growth Fund                                       $   3,939,334      $   3,834,471
          Growth Fund                                             $   9,434,282      $  59,209,397
          Equity Income Fund                                      $  20,799,078      $  31,965,700
          Balanced Fund                                           $   5,093,865      $   4,016,513
          Government Bond Fund                                    $   7,976,728      $  11,022,664
          Tax Free Fund                                           $     268,448      $     444,325
          Primary Fund                                            $     500,000      $          --

Gross unrealized appreciation and depreciation as of February 28, 2006, based on the cost for federal income tax purposes is as follows:

                                                                                                              NET APPRECIATION
                                                   COST             APPRECIATION          DEPRECIATION         (DEPRECIATION)
          Alger Technology Fund              $      1,152,413     $         228,618     $          26,480     $         202,138
          Alger Aggressive Growth Fund       $      2,238,000     $         301,446     $          42,469     $         258,977
          Alger Small-Cap Fund               $      2,247,803     $         566,796     $          28,662     $         538,134
          Alger Growth Fund                  $      3,070,765     $         206,927     $          93,086     $         113,841
          Growth Fund                        $     47,036,383     $      16,081,155     $         905,066     $      15,176,089
          Equity Income Fund                 $     89,750,396     $      24,078,331     $       5,186,719     $      18,891,612
          Balanced Fund                      $     26,338,035     $       4,481,129     $         766,315     $       3,714,814
          Government Bond Fund               $     28,160,885     $          61,069     $         475,262     $        (414,193)
          Tax Free Fund                      $     13,385,452     $         424,853     $          50,592     $         374,261
          Primary Fund                       $     26,572,305     $         190,443     $         201,743     $         (11,300)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE 4--CAPITAL STOCK

ALGER TECHNOLOGY FUND

                                                                      (UNAUDITED)
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   FEBRUARY 28, 2006                AUGUST 31, 2005
                                                             -----------------------------   -----------------------------
                                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                                             -------------   -------------   -------------   -------------
Sale of capital shares:
  Class A                                                           30,196   $     101,282          55,007   $     153,445
  Class B                                                            5,932          19,214          20,774          55,752
                                                             -------------   -------------   -------------   -------------
  Total sale of capital shares                                      36,128         120,496          75,781         209,197
Redemptions of capital shares outstanding:
  Class A                                                           (9,111)        (28,679)        (31,119)        (85,571)
  Class B                                                          (10,849)        (34,849)        (21,786)        (60,031)
                                                             -------------   -------------   -------------   -------------
  Total redemptions of capital shares outstanding                  (19,960)        (63,528)        (52,905)       (145,602)
                                                             -------------   -------------   -------------   -------------
Net increase in capital shares outstanding                          16,168   $      56,968          22,876   $      63,595
                                                                             =============                   =============
Shares outstanding at beginning of period                          375,451                         352,575
                                                             -------------                   -------------
Shares outstanding at end of period                                391,619                         375,451
                                                             =============                   =============

ALGER AGGRESSIVE GROWTH FUND

                                                                      (UNAUDITED)
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   FEBRUARY 28, 2006                AUGUST 31, 2005
                                                             -----------------------------   -----------------------------
                                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                                             -------------   -------------   -------------   -------------
Sale of capital shares:
  Class A                                                           38,108   $     250,408          55,628   $     306,350
  Class B                                                           10,568          65,745          20,571         110,355
                                                             -------------   -------------   -------------   -------------
  Total sale of capital shares                                      48,676         316,153          76,199         416,705
Redemptions of capital shares outstanding:
  Class A                                                          (21,651)       (136,691)        (39,529)       (219,470)
  Class B                                                           (5,417)        (34,520)        (11,767)        (62,837)
                                                             -------------   -------------   -------------   -------------
  Total redemptions of capital shares outstanding                  (27,068)       (171,211)        (51,296)       (282,307)
                                                             -------------   -------------   -------------   -------------
Net increase in capital shares outstanding                          21,608   $     144,942          24,903   $     134,398
                                                                             =============                   =============
Shares outstanding at beginning of period                          349,432                         324,529
                                                             -------------                   -------------
Shares outstanding at end of period                                371,040                         349,432
                                                             =============                   =============

ALGER SMALL-CAP FUND

                                                                      (UNAUDITED)
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   FEBRUARY 28, 2006                AUGUST 31, 2005
                                                             -----------------------------   -----------------------------
                                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                                             -------------   -------------   -------------   -------------
Sale of capital shares:
  Class A                                                           66,994   $     495,994          43,077   $     281,607
  Class B                                                           11,059          82,875          15,746         101,681
                                                             -------------   -------------   -------------   -------------
  Total sale of capital shares                                      78,053         578,869          58,823         383,288
Distributions from net realized gains reinvested:
  Class A                                                           21,857         152,993           3,363          22,803
  Class B                                                           11,629          80,010           1,799          12,091
                                                             -------------   -------------   -------------   -------------
  Total distributions from net realized gains reinvested            33,486         233,003           5,162          34,894
Redemptions of capital shares outstanding:
  Class A                                                           (9,089)        (68,454)        (30,405)       (204,091)
  Class B                                                           (2,018)        (14,105)        (14,131)        (93,255)
                                                             -------------   -------------   -------------   -------------
  Total redemptions of capital shares outstanding                  (11,107)        (82,559)        (44,536)       (297,346)
                                                             -------------   -------------   -------------   -------------
Net increase in capital shares outstanding                         100,432   $     729,313          19,449   $     120,836
                                                                             =============                   =============
Shares outstanding at beginning of period                          269,859                         250,410
                                                             -------------                   -------------
Shares outstanding at end of period                                370,291                         269,859
                                                             =============                   =============

ALGER GROWTH FUND

                                                                      (UNAUDITED)
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   FEBRUARY 28, 2006                AUGUST 31, 2005
                                                             -----------------------------   -----------------------------
                                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                                             -------------   -------------   -------------   -------------
Sale of capital shares:
  Class A                                                           43,161   $     290,899          59,792   $     341,796
  Class B                                                           18,015         115,051          44,939         258,227
                                                             -------------   -------------   -------------   -------------
  Total sale of capital shares                                      61,176         405,950         104,731         600,023
Redemptions of capital shares outstanding:
  Class A                                                          (26,221)       (173,954)        (52,731)       (309,167)
  Class B                                                          (14,561)        (93,173)        (47,829)       (284,533)
                                                             -------------   -------------   -------------   -------------
  Total redemptions of capital shares outstanding                  (40,782)       (267,127)       (100,560)       (593,700)
                                                             -------------   -------------   -------------   -------------
Net increase in capital shares outstanding                          20,394   $     138,823           4,171   $       6,323
                                                                             =============                   =============
Shares outstanding at beginning of period                          468,585                         464,414
                                                             -------------                   -------------
Shares outstanding at end of period                                488,979                         468,585
                                                             =============                   =============

GROWTH FUND

                                                                      (UNAUDITED)
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   FEBRUARY 28, 2006                AUGUST 31, 2005
                                                             -----------------------------   -----------------------------
                                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                                             -------------   -------------   -------------   -------------
Sales of capital shares:
  Class A                                                           72,746   $     300,741         219,222   $     872,857
  Class B                                                           44,345         179,016         147,296         580,982
  Class T                                                          297,334       1,257,189         850,091       3,477,691
                                                             -------------   -------------   -------------   -------------
  Total sale of capital shares                                     414,425       1,736,946       1,216,609       4,931,530
Investment income dividends reinvested:
  Class A                                                            4,603          19,469          16,074          65,260
  Class B                                                            1,558           6,451           6,205          24,698
  Class T                                                           82,569         356,698         289,329       1,197,822
                                                             -------------   -------------   -------------   -------------
  Total investment income dividends reinvested                      88,730         382,618         311,608       1,287,780
Redemptions of capital shares outstanding:
  Class A                                                         (150,533)       (623,594)       (314,879)     (1,256,884)
  Class B                                                         (125,083)       (509,221)       (193,769)       (767,561)
  Class T                                                       (1,861,029)     (7,878,283)     (3,821,542)    (15,666,801)
                                                             -------------   -------------   -------------   -------------
  Total redemptions of capital shares outstanding               (2,136,645)     (9,011,098)     (4,330,189)    (17,691,246)
                                                             -------------   -------------   -------------   -------------
Net decrease in capital shares outstanding                      (1,633,490)  $  (6,891,534)     (2,801,972)  $ (11,471,936)
                                                                             =============                   =============
Shares outstanding at beginning of period                       26,732,078                      29,534,051
                                                             -------------                   -------------
Shares outstanding at end of period                             25,098,588                      26,732,079
                                                             =============                   =============

EQUITY INCOME FUND

                                                                      (UNAUDITED)
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   FEBRUARY 28, 2006                AUGUST 31, 2005
                                                             -----------------------------   -----------------------------
                                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                                             -------------   -------------   -------------   -------------
Sales of capital shares:
  Class A                                                           17,988   $     410,229          61,265   $   1,399,945
  Class B                                                           20,540         449,889          33,895         749,754
  Class T                                                           37,760         877,590          93,180       2,200,242
                                                             -------------   -------------   -------------   -------------
  Total sale of capital shares                                      76,288       1,737,708         188,340       4,349,941
Investment income dividends reinvested:
  Class A                                                            2,188          49,403           6,445         147,032
  Class B                                                            1,509          33,074           4,398          97,146
  Class T                                                           22,402         522,496          66,099       1,553,475
                                                             -------------   -------------   -------------   -------------
  Total investment income dividends reinvested                      26,098         604,973          76,942       1,797,653
Distributions from net realized gains reinvested:
  Class A                                                           31,510         693,209           8,390         194,094
  Class B                                                           29,100         618,371           7,989         179,148
  Class T                                                          304,202       6,926,676          89,584       2,136,120
                                                             -------------   -------------   -------------   -------------
  Total distributions from net realized gains reinvested           364,811       8,238,256         105,963       2,509,362
Redemptions of capital shares outstanding:
  Class A                                                          (38,161)       (861,818)        (49,225)     (1,125,771)
  Class B                                                          (66,953)     (1,450,948)        (45,756)     (1,023,947)
  Class T                                                         (324,103)     (7,558,206)       (549,489)    (12,991,821)
                                                             -------------   -------------   -------------   -------------
  Total redemptions of capital shares outstanding                 (429,217)     (9,870,972)       (644,470)    (15,141,539)
                                                             -------------   -------------   -------------   -------------
Net increase (decrease) in capital shares outstanding               37,981   $     709,965        (273,225)  $  (6,484,583)
                                                                             =============                   =============
Shares outstanding at beginning of period                        4,730,614                       5,003,840
                                                             -------------                   -------------
Shares outstanding at end of period                              4,768,595                       4,730,615
                                                             =============                   =============

BALANCED FUND

                                                                      (UNAUDITED)
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   FEBRUARY 28, 2006                AUGUST 31, 2005
                                                             -----------------------------   -----------------------------
                                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                                             -------------   -------------   -------------   -------------
Sales of capital shares:
  Class A                                                           15,240   $     269,372          64,985   $   1,169,814
  Class B                                                            7,131         127,695          19,642         358,570
  Class T                                                           19,441         359,426          47,933         897,004
                                                             -------------   -------------   -------------   -------------
  Total sale of capital shares                                      41,812         756,493         132,560       2,425,388
Investment income dividends reinvested:
  Class A                                                            2,389          42,559           5,203          93,772
  Class B                                                            1,045          18,853           2,390          43,470
  Class T                                                            9,746         180,104          21,755         405,823
                                                             -------------   -------------   -------------   -------------
  Total investment income dividends reinvested                      13,180         241,516          29,348         543,065
Distributions from net realized gains reinvested:
  Class A                                                           12,421         217,982             928          17,004
  Class B                                                            6,720         119,231             585          10,849
  Class T                                                           50,646         923,271           4,102          77,859
                                                             -------------   -------------   -------------   -------------
  Total distributions from net realized gains reinvested            69,787       1,260,484           5,615         105,712
Redemptions of capital shares outstanding:
  Class A                                                          (15,027)       (265,943)        (45,083)       (814,190)
  Class B                                                          (22,491)       (406,897)        (20,251)       (372,191)
  Class T                                                          (50,237)       (925,711)       (115,678)     (2,171,188)
                                                             -------------   -------------   -------------   -------------
  Total redemptions of capital shares outstanding                  (87,755)     (1,598,551)       (181,012)     (3,357,569)
                                                             -------------   -------------   -------------   -------------
Net increase (decrease) in capital shares outstanding               37,024   $     659,942         (13,489)  $    (283,404)
                                                                             =============                   =============
Shares outstanding at beginning of period                        1,654,501                       1,667,990
                                                             -------------                   -------------
Shares outstanding at end of period                              1,691,525                       1,654,501
                                                             =============                   =============

GOVERNMENT BOND FUND

                                                                      (UNAUDITED)
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   FEBRUARY 28, 2006                AUGUST 31, 2005
                                                             -----------------------------   -----------------------------
                                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                                             -------------   -------------   -------------   -------------
Sale of capital shares:
  Class A                                                            6,963   $      72,521          18,584   $     194,747
  Class B                                                            2,143          22,196           9,777         102,362
  Class T                                                           17,172         175,804          52,700         544,848
                                                             -------------   -------------   -------------   -------------
  Total sale of capital shares                                      26,278         270,521          81,061         841,957
Investment income dividends reinvested:
  Class A                                                            1,500          15,512           2,386          24,982
  Class B                                                            1,197          12,362           1,958          20,486
  Class T                                                           40,204         410,310          63,169         652,977
                                                             -------------   -------------   -------------   -------------
  Total investment income dividends reinvested                      42,901         438,184          67,513         698,445
Distributions from net realized gains reinvested:
  Class A                                                               --              --              55             579
  Class B                                                               --              --              59             620
  Class T                                                               --              --           1,522          15,913
                                                             -------------   -------------   -------------   -------------
  Total distributions from net realized gains reinvested                --              --           1,636          17,112
Redemptions of capital shares outstanding:
  Class A                                                          (15,471)       (160,154)        (15,341)       (160,296)
  Class B                                                          (14,386)       (148,883)        (22,880)       (239,570)
  Class T                                                          (72,319)       (740,140)       (188,305)     (1,947,955)
                                                             -------------   -------------   -------------   -------------
  Total redemptions of capital shares outstanding                 (102,176)     (1,049,177)       (226,526)     (2,347,821)
                                                             -------------   -------------   -------------   -------------
Net decrease in capital shares outstanding                         (32,997)  $    (340,472)        (76,316)  $    (790,307)
                                                                             =============                   =============
Shares outstanding at beginning of period                        2,784,781                       2,861,096
                                                             -------------                   -------------
Shares outstanding at end of period                              2,751,784                       2,784,780
                                                             =============                   =============

TAX FREE FUND

                                                                      (UNAUDITED)
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   FEBRUARY 28, 2006                AUGUST 31, 2005
                                                             -----------------------------   -----------------------------
                                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                                             -------------   -------------   -------------   -------------
Sale of capital shares:
  Class A                                                              323   $       3,417             644   $       6,928
  Class B                                                               --              --             417           4,500
  Class T                                                            1,576          16,489          18,573         197,512
                                                             -------------   -------------   -------------   -------------
  Total sale of capital shares                                       1,899          19,906          19,634         208,940
Investment income dividends reinvested:
  Class A                                                              918           9,678           1,820          19,542
  Class B                                                              714           7,521           1,371          14,711
  Class T                                                           22,271         232,724          42,933         456,705
                                                             -------------   -------------   -------------   -------------
  Total investment income dividends reinvested                      23,903         249,923          46,124         490,958
Distributions from net realized gains reinvested:
  Class A                                                                3              34               9              95
  Class B                                                                3              30               8              81
  Class T                                                               80             836             207           2,218
                                                             -------------   -------------   -------------   -------------
  Total distributions from net realized gains reinvested                86             900             224           2,394
Redemptions of capital shares outstanding:
  Class A                                                           (1,186)        (12,545)         (4,061)        (43,548)
  Class B                                                             (746)         (7,880)         (1,047)        (11,278)
  Class T                                                          (19,062)       (200,243)        (63,271)       (672,187)
                                                             -------------   -------------   -------------   -------------
  Total redemptions of capital shares outstanding                  (20,994)       (220,668)        (68,379)       (727,013)
                                                             -------------   -------------   -------------   -------------
Net increase (decrease) in capital shares outstanding                4,894   $      50,061          (2,397)  $     (24,721)
                                                                             =============                   =============
Shares outstanding at beginning of period                        1,324,779                       1,327,176
                                                             -------------                   -------------
Shares outstanding at end of period                              1,329,673                       1,324,779
                                                             =============                   =============

PRIMARY FUND

                                                                      (UNAUDITED)
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   FEBRUARY 28, 2006                AUGUST 31, 2005
                                                             -----------------------------   -----------------------------
                                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                                             -------------   -------------   -------------   -------------
Sale of capital shares                                           2,076,705   $   2,065,300         713,272   $     710,223
Investment income dividends reinvested                             423,368         419,736         486,077         484,509
Redemptions of capital shares outstanding                         (618,845)       (615,516)     (2,313,753)     (2,310,825)
                                                             -------------   -------------   -------------   -------------
Net increase (decrease) in capital shares outstanding            1,881,228   $   1,869,520      (1,114,404)  $  (1,116,093)
                                                                             =============                   =============
Shares outstanding at beginning of period                       25,307,543                      26,421,947
                                                             -------------                   -------------
Shares outstanding at end of period                             27,188,771                      25,307,543
                                                             =============                   =============

MONEY MARKET

                                                                      (UNAUDITED)
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                   FEBRUARY 28, 2006                AUGUST 31, 2005
                                                             -----------------------------   -----------------------------
                                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                                             -------------   -------------   -------------   -------------
Sale of capital shares                                         162,323,343   $ 162,323,343     220,001,683   $ 220,001,683
Investment income dividends reinvested                             650,377         650,377       1,729,264       1,729,264
Redemptions of capital shares outstanding                     (162,186,904)   (162,186,904)   (240,042,733)   (240,042,733)
                                                             -------------   -------------   -------------   -------------
Net increase (decrease) in capital shares outstanding              786,816   $     786,816     (18,311,786)  $ (18,311,786)
                                                                             =============                   =============
Shares outstanding at beginning of period                       76,889,748                      95,201,534
                                                             -------------                   -------------
Shares outstanding at end of period                             77,676,564                      76,889,748
                                                             =============                   =============

RECLASSIFICATION OF CAPITAL ACCOUNTS:

The Company accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the six months ended February 28, 2006, the following funds decreased paid-in capital due to net investment losses during the period: Alger Technology Fund, $12,055, Alger Aggressive Growth Fund, $11,697, Alger Small-Cap Fund, $18,278, and Alger Growth Fund, $15,642. Accumulated net realized gain on investments and net assets were not affected by this change.

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

                 (This page has been left blank intentionally.)

SM&R INVESTMENTS, INC.         2450 South Shore Boulevard, League City, TX 77573

                                    DIRECTORS
                             Florentino F. Gonzalez
                               Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                             Robert V. Shattuck, Jr.
                                Donald P. Stevens
                                Steven H. Stubbs
                                Jamie G. Williams

                                    OFFICERS
                         Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                 Teresa E. Axelson, Vice President and Secretary
                   Debbie L. Hankins, Chief Compliance Officer

                         INVESTMENT ADVISER AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                    CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                  LEGAL COUNSEL
                            Greer, Herz & Adams, LLP
                                 One Moody Plaza
                               Galveston, TX 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

               TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

Form 9429                                                                  02/06

Item 2	Code of Ethics.

	Not applicable to this semi-annual report.

Item 3	Audit Committee Financial Expert.

	Not applicable to this semi-annual report.

Item 4	Principal Accountant Fees and Services.

	Not applicable to this semi-annual report.

Item 5	Audit Committee of Listed Registrants.

	Not applicable

Item 6	Schedule of Investments.

	The Schedule of Investments is filed under Item 1 of this form.

Item 7	Disclosure of Proxy Voting Policies and Procedures for Closed-end
	Management Investment Companies.

	Not applicable

Item 8	Portfolio Managers of Closed-end Management Investment Companies.

	Not applicable

Item 9	Purchases of Equity Securities by Closed-end Management Investment
	Company and Affiliated Purchasers.

	Not applicable

Item 10	Submission of Matters to a Vote of Security Holders.

	There have been no material changes to the procedures by which shareholders
	may recommend nominees to the registrants board of directors during this
	period.

Item 11	Controls and Procedures.

	(a)	As of May 5, 2006, an evaluation was performed under the
		supervision and with the participation of the officers of Securities Management and Research, Inc. (the Company), including the Chief Executive Officer (CEO) and Chief Financial Officer
		(CFO), of the effectiveness of the Companys disclosure controls and procedures. Based on that evaluation, the officers, including the CEO and CFO, conclude that, as of May 5, 2006, the companys disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) were reasonably designed so as to ensure that material information relating to the Company is made known to the CEO and CFO.

	(b)	During the second fiscal quarter of the period covered by this
		report, there have been no significant changes in the Companys internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 12	Exhibits.

	(a) 	(1)	Code of Ethics - not applicable to this semi-annual report.

		(2)	Certifications pursuant to Rule  30a-2(a) under the
			Investment Act of 1940 are filed and attached hereto.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of
		2002 are filed and attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SM&R Investments, Inc.

By:	\S\ Michael W. McCroskey
	-------------------------------------
	Principal Executive Officer

Date:  May 5, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registant and in the capacities and on the dates indicated.

By:	\S\ Michael W. McCroskey
	-------------------------------------
	Principal Executive Officer

Date:  May 5, 2006



By:	\S\ Brenda T. Koelemay
	-------------------------------------
	Principal Financial Officer

Date:  May 5, 2006